Shareholder Report		12 Months Ended
	Jul. 01, 2024	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000206058
Shareholder Report [Line Items]
Fund Name		Alternative Risk Premia Fund
Class Name		Institutional Class
Trading Symbol		WRPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$72	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Long positions in the Swedish krona and Hungarian forint benefited from central bank policies and currency dynamics. Canadian dollar long positions in 2025 captured the currency's recovery. Short Australian 10-year bond positions gained from rising Australian yields. Within commodities, natural gas positioning strongly contributed. At the strategy level, rates carry, FX sentiment, commodity curve momentum, rates curve momentum, and commodity price momentum contributed.

Among detractors were short Swiss franc positions, which suffered as the currency strengthened during risk-off periods and geopolitical tensions. Short Czech koruna positions also detracted as the currency performed well. The long British pound versus euro positioning faced headwinds from central bank policy divergence and regional dynamics. Long U.S. 10-year bond exposure detracted as yields rose. Gas, oil, and Brent positioning hurt performance. Equity market neutral performance also detracted and the exposure was liquidated. At the strategy level, commodity mean reversion detracted through coffee, live cattle, and gold. Cross- trend strategy suffered mainly through rates positions.

Line Graph [Table Text Block]
	Institutional Class	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,820	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,860	$10,124	$10,578
8/31/2019	$9,950	$10,144	$10,852
9/30/2019	$9,940	$10,162	$10,794
10/31/2019	$9,800	$10,182	$10,827
11/30/2019	$9,840	$10,194	$10,821
12/31/2019	$9,571	$10,209	$10,814
1/31/2020	$9,702	$10,223	$11,022
2/29/2020	$9,359	$10,238	$11,220
3/31/2020	$8,450	$10,268	$11,154
4/30/2020	$8,329	$10,268	$11,353
5/31/2020	$8,289	$10,269	$11,405
6/30/2020	$8,097	$10,270	$11,477
7/31/2020	$8,178	$10,272	$11,649
8/31/2020	$8,147	$10,273	$11,555
9/30/2020	$8,067	$10,274	$11,548
10/31/2020	$7,996	$10,275	$11,497
11/30/2020	$7,915	$10,276	$11,610
12/31/2020	$7,966	$10,277	$11,626
1/31/2021	$8,036	$10,278	$11,542
2/28/2021	$8,057	$10,279	$11,376
3/31/2021	$8,248	$10,280	$11,234
4/30/2021	$8,400	$10,280	$11,322
5/31/2021	$8,561	$10,280	$11,359
6/30/2021	$8,551	$10,280	$11,439
7/31/2021	$8,551	$10,280	$11,567
8/31/2021	$8,481	$10,281	$11,545
9/30/2021	$8,551	$10,281	$11,445
10/31/2021	$8,501	$10,281	$11,442
11/30/2021	$8,339	$10,281	$11,476
12/31/2021	$8,511	$10,282	$11,446
1/31/2022	$8,632	$10,282	$11,200
2/28/2022	$8,501	$10,283	$11,075
3/31/2022	$8,612	$10,286	$10,767
4/30/2022	$8,955	$10,288	$10,359
5/31/2022	$9,016	$10,295	$10,425
6/30/2022	$9,187	$10,297	$10,262
7/31/2022	$9,127	$10,302	$10,513
8/31/2022	$9,329	$10,319	$10,215
9/30/2022	$9,157	$10,344	$9,774
10/31/2022	$9,187	$10,361	$9,648
11/30/2022	$9,157	$10,394	$10,002
12/31/2022	$9,396	$10,432	$9,957
1/31/2023	$9,279	$10,464	$10,264
2/28/2023	$9,419	$10,499	$9,998
3/31/2023	$9,478	$10,544	$10,252
4/30/2023	$9,594	$10,577	$10,314
5/31/2023	$9,547	$10,618	$10,202
6/30/2023	$9,594	$10,667	$10,166
7/31/2023	$9,536	$10,709	$10,158
8/31/2023	$9,676	$10,758	$10,094
9/30/2023	$9,571	$10,807	$9,837
10/31/2023	$9,757	$10,855	$9,682
11/30/2023	$9,652	$10,904	$10,120
12/31/2023	$9,392	$10,955	$10,508
1/31/2024	$9,709	$11,002	$10,479
2/29/2024	$9,782	$11,047	$10,331
3/31/2024	$9,977	$11,096	$10,426
4/30/2024	$9,916	$11,144	$10,163
5/31/2024	$9,843	$11,197	$10,335
6/30/2024	$10,038	$11,243	$10,433
7/31/2024	$9,990	$11,294	$10,677
8/31/2024	$9,941	$11,348	$10,830
9/30/2024	$9,880	$11,397	$10,975
10/31/2024	$9,855	$11,440	$10,703
11/30/2024	$10,111	$11,484	$10,816
12/31/2024	$10,445	$11,530	$10,639
1/31/2025	$10,508	$11,573	$10,696
2/28/2025	$10,773	$11,609	$10,931
3/31/2025	$10,748	$11,648	$10,935
4/30/2025	$10,067	$11,688	$10,978
5/31/2025	$10,130	$11,731	$10,899
6/30/2025	$10,067	$11,769	$11,067

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (1/29/19)
Institutional Class	0.29	4.45	0.10
ICE BofA 3-Month U.S. Treasury Bill Index	4.68	2.76	2.57
Bloomberg U.S. Aggregate Bond Index	6.08	(0.73)	1.59

Material Change Date	Jul. 01, 2024
AssetsNet		$ 100,767,845
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 320,436
InvestmentCompanyPortfolioTurnover		0.00%
Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	41	51
Commodity futures	42	43
Currency forwards	98	66
Equity index futures	23	2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective May 30, 2025, Elon Eznati was added as a portfolio manager for the Fund, and effective June 30, 2025, Chenfei Ma was removed as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000206057
Shareholder Report [Line Items]
Fund Name		Alternative Risk Premia Fund
Class Name		Class R6
Trading Symbol		WRPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$62	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Long positions in the Swedish krona and Hungarian forint benefited from central bank policies and currency dynamics. Canadian dollar long positions in 2025 captured the currency's recovery. Short Australian 10-year bond positions gained from rising Australian yields. Within commodities, natural gas positioning strongly contributed. At the strategy level, rates carry, FX sentiment, commodity curve momentum, rates curve momentum, and commodity price momentum contributed.

Among detractors were short Swiss franc positions, which suffered as the currency strengthened during risk-off periods and geopolitical tensions. Short Czech koruna positions also detracted as the currency performed well. The long British pound versus euro positioning faced headwinds from central bank policy divergence and regional dynamics. Long U.S. 10-year bond exposure detracted as yields rose. Gas, oil, and Brent positioning hurt performance. Equity market neutral performance also detracted and the exposure was liquidated. At the strategy level, commodity mean reversion detracted through coffee, live cattle, and gold. Cross- trend strategy suffered mainly through rates positions.

Line Graph [Table Text Block]
	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,830	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,870	$10,124	$10,578
8/31/2019	$9,960	$10,144	$10,852
9/30/2019	$9,950	$10,162	$10,794
10/31/2019	$9,810	$10,182	$10,827
11/30/2019	$9,850	$10,194	$10,821
12/31/2019	$9,581	$10,209	$10,814
1/31/2020	$9,712	$10,223	$11,022
2/29/2020	$9,369	$10,238	$11,220
3/31/2020	$8,459	$10,268	$11,154
4/30/2020	$8,348	$10,268	$11,353
5/31/2020	$8,298	$10,269	$11,405
6/30/2020	$8,105	$10,270	$11,477
7/31/2020	$8,196	$10,272	$11,649
8/31/2020	$8,166	$10,273	$11,555
9/30/2020	$8,085	$10,274	$11,548
10/31/2020	$8,015	$10,275	$11,497
11/30/2020	$7,924	$10,276	$11,610
12/31/2020	$7,984	$10,277	$11,626
1/31/2021	$8,055	$10,278	$11,542
2/28/2021	$8,075	$10,279	$11,376
3/31/2021	$8,267	$10,280	$11,234
4/30/2021	$8,419	$10,280	$11,322
5/31/2021	$8,580	$10,280	$11,359
6/30/2021	$8,580	$10,280	$11,439
7/31/2021	$8,570	$10,280	$11,567
8/31/2021	$8,510	$10,281	$11,545
9/30/2021	$8,580	$10,281	$11,445
10/31/2021	$8,530	$10,281	$11,442
11/30/2021	$8,368	$10,281	$11,476
12/31/2021	$8,540	$10,282	$11,446
1/31/2022	$8,661	$10,282	$11,200
2/28/2022	$8,530	$10,283	$11,075
3/31/2022	$8,641	$10,286	$10,767
4/30/2022	$8,985	$10,288	$10,359
5/31/2022	$9,045	$10,295	$10,425
6/30/2022	$9,227	$10,297	$10,262
7/31/2022	$9,157	$10,302	$10,513
8/31/2022	$9,359	$10,319	$10,215
9/30/2022	$9,187	$10,344	$9,774
10/31/2022	$9,227	$10,361	$9,648
11/30/2022	$9,197	$10,394	$10,002
12/31/2022	$9,427	$10,432	$9,957
1/31/2023	$9,310	$10,464	$10,264
2/28/2023	$9,462	$10,499	$9,998
3/31/2023	$9,520	$10,544	$10,252
4/30/2023	$9,625	$10,577	$10,314
5/31/2023	$9,590	$10,618	$10,202
6/30/2023	$9,637	$10,667	$10,166
7/31/2023	$9,579	$10,709	$10,158
8/31/2023	$9,719	$10,758	$10,094
9/30/2023	$9,614	$10,807	$9,837
10/31/2023	$9,800	$10,855	$9,682
11/30/2023	$9,695	$10,904	$10,120
12/31/2023	$9,444	$10,955	$10,508
1/31/2024	$9,749	$11,002	$10,479
2/29/2024	$9,835	$11,047	$10,331
3/31/2024	$10,030	$11,096	$10,426
4/30/2024	$9,969	$11,144	$10,163
5/31/2024	$9,884	$11,197	$10,335
6/30/2024	$10,091	$11,243	$10,433
7/31/2024	$10,042	$11,294	$10,677
8/31/2024	$9,981	$11,348	$10,830
9/30/2024	$9,920	$11,397	$10,975
10/31/2024	$9,908	$11,440	$10,703
11/30/2024	$10,165	$11,484	$10,816
12/31/2024	$10,497	$11,530	$10,639
1/31/2025	$10,560	$11,573	$10,696
2/28/2025	$10,826	$11,609	$10,931
3/31/2025	$10,800	$11,648	$10,935
4/30/2025	$10,118	$11,688	$10,978
5/31/2025	$10,181	$11,731	$10,899
6/30/2025	$10,118	$11,769	$11,067

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (1/29/19)
Class R6	0.27	4.54	0.18
ICE BofA 3-Month U.S. Treasury Bill Index	4.68	2.76	2.57
Bloomberg U.S. Aggregate Bond Index	6.08	(0.73)	1.59

Material Change Date	Jul. 01, 2024
AssetsNet		$ 100,767,845
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 320,436
InvestmentCompanyPortfolioTurnover		0.00%
Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	41	51
Commodity futures	42	43
Currency forwards	98	66
Equity index futures	23	2

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective May 30, 2025, Elon Eznati was added as a portfolio manager for the Fund, and effective June 30, 2025, Chenfei Ma was removed as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000150654
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SFCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,044	$10,038	$10,072
8/31/2015	$10,051	$10,051	$10,092
9/30/2015	$10,104	$10,089	$10,165
10/31/2015	$10,129	$10,116	$10,206
11/30/2015	$10,136	$10,100	$10,246
12/31/2015	$10,160	$10,102	$10,318
1/31/2016	$10,232	$10,171	$10,441
2/29/2016	$10,267	$10,205	$10,458
3/31/2016	$10,263	$10,177	$10,491
4/30/2016	$10,307	$10,204	$10,568
5/31/2016	$10,295	$10,192	$10,597
6/30/2016	$10,379	$10,246	$10,765
7/31/2016	$10,395	$10,276	$10,772
8/31/2016	$10,401	$10,269	$10,786
9/30/2016	$10,389	$10,227	$10,733
10/31/2016	$10,338	$10,210	$10,620
11/30/2016	$10,095	$10,049	$10,224
12/31/2016	$10,141	$10,085	$10,344
1/31/2017	$10,197	$10,161	$10,412
2/28/2017	$10,244	$10,214	$10,484
3/31/2017	$10,251	$10,212	$10,507
4/30/2017	$10,297	$10,249	$10,583
5/31/2017	$10,372	$10,308	$10,751
6/30/2017	$10,349	$10,275	$10,713
7/31/2017	$10,406	$10,327	$10,799
8/31/2017	$10,462	$10,361	$10,882
9/30/2017	$10,420	$10,323	$10,826
10/31/2017	$10,407	$10,322	$10,853
11/30/2017	$10,337	$10,226	$10,795
12/31/2017	$10,383	$10,252	$10,907
1/31/2018	$10,332	$10,263	$10,779
2/28/2018	$10,311	$10,259	$10,747
3/31/2018	$10,309	$10,255	$10,787
4/30/2018	$10,287	$10,227	$10,748
5/31/2018	$10,365	$10,299	$10,871
6/30/2018	$10,383	$10,332	$10,880
7/31/2018	$10,411	$10,361	$10,907
8/31/2018	$10,409	$10,364	$10,935
9/30/2018	$10,378	$10,317	$10,864
10/31/2018	$10,347	$10,305	$10,797
11/30/2018	$10,406	$10,358	$10,917
12/31/2018	$10,476	$10,428	$11,047
1/31/2019	$10,545	$10,483	$11,131
2/28/2019	$10,575	$10,509	$11,190
3/31/2019	$10,634	$10,557	$11,367
4/30/2019	$10,644	$10,559	$11,410
5/31/2019	$10,723	$10,638	$11,567
6/30/2019	$10,763	$10,679	$11,610
7/31/2019	$10,823	$10,741	$11,704
8/31/2019	$10,872	$10,770	$11,888
9/30/2019	$10,820	$10,711	$11,793
10/31/2019	$10,848	$10,755	$11,814
11/30/2019	$10,866	$10,779	$11,844
12/31/2019	$10,884	$10,798	$11,880
1/31/2020	$10,985	$10,869	$12,093
2/29/2020	$11,035	$10,906	$12,249
3/31/2020	$10,725	$10,761	$11,805
4/30/2020	$10,671	$10,786	$11,657
5/31/2020	$10,866	$11,004	$12,028
6/30/2020	$10,935	$11,007	$12,126
7/31/2020	$11,026	$11,078	$12,331
8/31/2020	$11,011	$11,071	$12,273
9/30/2020	$11,017	$11,081	$12,275
10/31/2020	$11,012	$11,063	$12,239
11/30/2020	$11,080	$11,101	$12,423
12/31/2020	$11,128	$11,114	$12,499
1/31/2021	$11,155	$11,133	$12,579
2/28/2021	$11,089	$11,067	$12,379
3/31/2021	$11,116	$11,092	$12,455
4/30/2021	$11,165	$11,122	$12,560
5/31/2021	$11,182	$11,121	$12,597
6/30/2021	$11,188	$11,118	$12,632
7/31/2021	$11,235	$11,158	$12,736
8/31/2021	$11,218	$11,155	$12,690
9/30/2021	$11,160	$11,122	$12,598
10/31/2021	$11,143	$11,106	$12,561
11/30/2021	$11,170	$11,114	$12,668
12/31/2021	$11,185	$11,120	$12,689
1/31/2022	$10,977	$10,921	$12,341
2/28/2022	$10,931	$10,892	$12,297
3/31/2022	$10,743	$10,708	$11,898
4/30/2022	$10,599	$10,595	$11,569
5/31/2022	$10,669	$10,735	$11,741
6/30/2022	$10,611	$10,719	$11,549
7/31/2022	$10,757	$10,853	$11,854
8/31/2022	$10,635	$10,716	$11,594
9/30/2022	$10,437	$10,503	$11,149
10/31/2022	$10,435	$10,501	$11,057
11/30/2022	$10,649	$10,723	$11,574
12/31/2022	$10,680	$10,746	$11,607
1/31/2023	$10,852	$10,899	$11,940
2/28/2023	$10,700	$10,724	$11,670
3/31/2023	$10,841	$10,892	$11,929
4/30/2023	$10,829	$10,842	$11,902
5/31/2023	$10,773	$10,776	$11,799
6/30/2023	$10,827	$10,847	$11,917
7/31/2023	$10,848	$10,869	$11,964
8/31/2023	$10,814	$10,846	$11,792
9/30/2023	$10,669	$10,725	$11,446
10/31/2023	$10,614	$10,718	$11,349
11/30/2023	$10,972	$11,016	$12,069
12/31/2023	$11,142	$11,134	$12,350
1/31/2024	$11,123	$11,112	$12,287
2/29/2024	$11,138	$11,123	$12,303
3/31/2024	$11,142	$11,105	$12,302
4/30/2024	$11,101	$11,049	$12,150
5/31/2024	$11,082	$11,023	$12,114
6/30/2024	$11,187	$11,107	$12,300
7/31/2024	$11,269	$11,203	$12,412
8/31/2024	$11,382	$11,327	$12,510
9/30/2024	$11,451	$11,398	$12,633
10/31/2024	$11,372	$11,316	$12,449
11/30/2024	$11,464	$11,379	$12,664
12/31/2024	$11,396	$11,326	$12,480
1/31/2025	$11,442	$11,367	$12,542
2/28/2025	$11,512	$11,448	$12,667
3/31/2025	$11,478	$11,410	$12,452
4/30/2025	$11,457	$11,363	$12,352
5/31/2025	$11,503	$11,447	$12,360
6/30/2025	$11,585	$11,539	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	3.56	1.16	1.48
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 325,247,642
Holdings Count | Holding		290
Advisory Fees Paid, Amount		$ 1,070,136
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.56	1.16	1.48
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

Material Fund Change [Text Block]
C000020270
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Class C
Trading Symbol		SFCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$157	1.55%

Expenses Paid, Amount		$ 157
Expense Ratio, Percent		1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,038	$10,072
8/31/2015	$10,032	$10,051	$10,092
9/30/2015	$10,077	$10,089	$10,165
10/31/2015	$10,092	$10,116	$10,206
11/30/2015	$10,090	$10,100	$10,246
12/31/2015	$10,105	$10,102	$10,318
1/31/2016	$10,176	$10,171	$10,441
2/29/2016	$10,193	$10,205	$10,458
3/31/2016	$10,180	$10,177	$10,491
4/30/2016	$10,215	$10,204	$10,568
5/31/2016	$10,194	$10,192	$10,597
6/30/2016	$10,276	$10,246	$10,765
7/31/2016	$10,274	$10,276	$10,772
8/31/2016	$10,271	$10,269	$10,786
9/30/2016	$10,251	$10,227	$10,733
10/31/2016	$10,192	$10,210	$10,620
11/30/2016	$9,939	$10,049	$10,224
12/31/2016	$9,975	$10,085	$10,344
1/31/2017	$10,020	$10,161	$10,412
2/28/2017	$10,067	$10,214	$10,484
3/31/2017	$10,065	$10,212	$10,507
4/30/2017	$10,101	$10,249	$10,583
5/31/2017	$10,165	$10,308	$10,751
6/30/2017	$10,135	$10,275	$10,713
7/31/2017	$10,180	$10,327	$10,799
8/31/2017	$10,225	$10,361	$10,882
9/30/2017	$10,177	$10,323	$10,826
10/31/2017	$10,156	$10,322	$10,853
11/30/2017	$10,079	$10,226	$10,795
12/31/2017	$10,115	$10,252	$10,907
1/31/2018	$10,057	$10,263	$10,779
2/28/2018	$10,020	$10,259	$10,747
3/31/2018	$10,018	$10,255	$10,787
4/30/2018	$9,990	$10,227	$10,748
5/31/2018	$10,055	$10,299	$10,871
6/30/2018	$10,064	$10,332	$10,880
7/31/2018	$10,082	$10,361	$10,907
8/31/2018	$10,072	$10,364	$10,935
9/30/2018	$10,024	$10,317	$10,864
10/31/2018	$9,986	$10,305	$10,797
11/30/2018	$10,044	$10,358	$10,917
12/31/2018	$10,101	$10,428	$11,047
1/31/2019	$10,148	$10,483	$11,131
2/28/2019	$10,178	$10,509	$11,190
3/31/2019	$10,226	$10,557	$11,367
4/30/2019	$10,216	$10,559	$11,410
5/31/2019	$10,292	$10,638	$11,567
6/30/2019	$10,322	$10,679	$11,610
7/31/2019	$10,369	$10,741	$11,704
8/31/2019	$10,407	$10,770	$11,888
9/30/2019	$10,348	$10,711	$11,793
10/31/2019	$10,366	$10,755	$11,814
11/30/2019	$10,375	$10,779	$11,844
12/31/2019	$10,382	$10,798	$11,880
1/31/2020	$10,468	$10,869	$12,093
2/29/2020	$10,506	$10,906	$12,249
3/31/2020	$10,207	$10,761	$11,805
4/30/2020	$10,139	$10,786	$11,657
5/31/2020	$10,321	$11,004	$12,028
6/30/2020	$10,378	$11,007	$12,126
7/31/2020	$10,453	$11,078	$12,331
8/31/2020	$10,430	$11,071	$12,273
9/30/2020	$10,427	$11,081	$12,275
10/31/2020	$10,403	$11,063	$12,239
11/30/2020	$10,468	$11,101	$12,423
12/31/2020	$10,503	$11,114	$12,499
1/31/2021	$10,519	$11,133	$12,579
2/28/2021	$10,450	$11,067	$12,379
3/31/2021	$10,466	$11,092	$12,455
4/30/2021	$10,503	$11,122	$12,560
5/31/2021	$10,509	$11,121	$12,597
6/30/2021	$10,506	$11,118	$12,632
7/31/2021	$10,540	$11,158	$12,736
8/31/2021	$10,516	$11,155	$12,690
9/30/2021	$10,453	$11,122	$12,598
10/31/2021	$10,418	$11,106	$12,561
11/30/2021	$10,444	$11,114	$12,668
12/31/2021	$10,439	$11,120	$12,689
1/31/2022	$10,239	$10,921	$12,341
2/28/2022	$10,198	$10,892	$12,297
3/31/2022	$10,008	$10,708	$11,898
4/30/2022	$9,857	$10,595	$11,569
5/31/2022	$9,923	$10,735	$11,741
6/30/2022	$9,861	$10,719	$11,549
7/31/2022	$9,987	$10,853	$11,854
8/31/2022	$9,856	$10,716	$11,594
9/30/2022	$9,667	$10,503	$11,149
10/31/2022	$9,657	$10,501	$11,057
11/30/2022	$9,854	$10,723	$11,574
12/31/2022	$9,864	$10,746	$11,607
1/31/2023	$10,021	$10,899	$11,940
2/28/2023	$9,876	$10,724	$11,670
3/31/2023	$9,995	$10,892	$11,929
4/30/2023	$9,966	$10,842	$11,902
5/31/2023	$9,907	$10,776	$11,799
6/30/2023	$9,947	$10,847	$11,917
7/31/2023	$9,964	$10,869	$11,964
8/31/2023	$9,930	$10,846	$11,792
9/30/2023	$9,788	$10,725	$11,446
10/31/2023	$9,736	$10,718	$11,349
11/30/2023	$10,057	$11,016	$12,069
12/31/2023	$10,218	$11,134	$12,350
1/31/2024	$10,199	$11,112	$12,287
2/29/2024	$10,211	$11,123	$12,303
3/31/2024	$10,201	$11,105	$12,302
4/30/2024	$10,163	$11,049	$12,150
5/31/2024	$10,143	$11,023	$12,114
6/30/2024	$10,236	$11,107	$12,300
7/31/2024	$10,317	$11,203	$12,412
8/31/2024	$10,407	$11,327	$12,510
9/30/2024	$10,467	$11,398	$12,633
10/31/2024	$10,404	$11,316	$12,449
11/30/2024	$10,474	$11,379	$12,664
12/31/2024	$10,421	$11,326	$12,480
1/31/2025	$10,449	$11,367	$12,542
2/28/2025	$10,521	$11,448	$12,667
3/31/2025	$10,478	$11,410	$12,452
4/30/2025	$10,456	$11,363	$12,352
5/31/2025	$10,506	$11,447	$12,360
6/30/2025	$10,577	$11,539	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	2.56	0.10	0.56
Class C with Load	1.56	0.10	0.56
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 325,247,642
Holdings Count | Holding		290
Advisory Fees Paid, Amount		$ 1,070,136
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.56	0.10	0.56
Class C with Load	1.56	0.10	0.56
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020269
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Class A
Trading Symbol		SFCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.80%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$9,801	$10,000	$10,000
7/31/2015	$9,841	$10,038	$10,072
8/31/2015	$9,845	$10,051	$10,092
9/30/2015	$9,895	$10,089	$10,165
10/31/2015	$9,926	$10,116	$10,206
11/30/2015	$9,920	$10,100	$10,246
12/31/2015	$9,942	$10,102	$10,318
1/31/2016	$10,018	$10,171	$10,441
2/29/2016	$10,040	$10,205	$10,458
3/31/2016	$10,034	$10,177	$10,491
4/30/2016	$10,084	$10,204	$10,568
5/31/2016	$10,060	$10,192	$10,597
6/30/2016	$10,148	$10,246	$10,765
7/31/2016	$10,161	$10,276	$10,772
8/31/2016	$10,155	$10,269	$10,786
9/30/2016	$10,141	$10,227	$10,733
10/31/2016	$10,090	$10,210	$10,620
11/30/2016	$9,855	$10,049	$10,224
12/31/2016	$9,896	$10,085	$10,344
1/31/2017	$9,947	$10,161	$10,412
2/28/2017	$9,991	$10,214	$10,484
3/31/2017	$9,995	$10,212	$10,507
4/30/2017	$10,037	$10,249	$10,583
5/31/2017	$10,106	$10,308	$10,751
6/30/2017	$10,083	$10,275	$10,713
7/31/2017	$10,135	$10,327	$10,799
8/31/2017	$10,186	$10,361	$10,882
9/30/2017	$10,144	$10,323	$10,826
10/31/2017	$10,129	$10,322	$10,853
11/30/2017	$10,059	$10,226	$10,795
12/31/2017	$10,102	$10,252	$10,907
1/31/2018	$10,050	$10,263	$10,779
2/28/2018	$10,019	$10,259	$10,747
3/31/2018	$10,024	$10,255	$10,787
4/30/2018	$10,001	$10,227	$10,748
5/31/2018	$10,073	$10,299	$10,871
6/30/2018	$10,088	$10,332	$10,880
7/31/2018	$10,113	$10,361	$10,907
8/31/2018	$10,108	$10,364	$10,935
9/30/2018	$10,067	$10,317	$10,864
10/31/2018	$10,045	$10,305	$10,797
11/30/2018	$10,099	$10,358	$10,917
12/31/2018	$10,163	$10,428	$11,047
1/31/2019	$10,227	$10,483	$11,131
2/28/2019	$10,254	$10,509	$11,190
3/31/2019	$10,308	$10,557	$11,367
4/30/2019	$10,305	$10,559	$11,410
5/31/2019	$10,388	$10,638	$11,567
6/30/2019	$10,424	$10,679	$11,610
7/31/2019	$10,479	$10,741	$11,704
8/31/2019	$10,523	$10,770	$11,888
9/30/2019	$10,471	$10,711	$11,793
10/31/2019	$10,495	$10,755	$11,814
11/30/2019	$10,510	$10,779	$11,844
12/31/2019	$10,525	$10,798	$11,880
1/31/2020	$10,618	$10,869	$12,093
2/29/2020	$10,674	$10,906	$12,249
3/31/2020	$10,366	$10,761	$11,805
4/30/2020	$10,304	$10,786	$11,657
5/31/2020	$10,496	$11,004	$12,028
6/30/2020	$10,560	$11,007	$12,126
7/31/2020	$10,643	$11,078	$12,331
8/31/2020	$10,627	$11,071	$12,273
9/30/2020	$10,630	$11,081	$12,275
10/31/2020	$10,623	$11,063	$12,239
11/30/2020	$10,685	$11,101	$12,423
12/31/2020	$10,728	$11,114	$12,499
1/31/2021	$10,761	$11,133	$12,579
2/28/2021	$10,686	$11,067	$12,379
3/31/2021	$10,710	$11,092	$12,455
4/30/2021	$10,754	$11,122	$12,560
5/31/2021	$10,767	$11,121	$12,597
6/30/2021	$10,770	$11,118	$12,632
7/31/2021	$10,813	$11,158	$12,736
8/31/2021	$10,794	$11,155	$12,690
9/30/2021	$10,736	$11,122	$12,598
10/31/2021	$10,718	$11,106	$12,561
11/30/2021	$10,741	$11,114	$12,668
12/31/2021	$10,743	$11,120	$12,689
1/31/2022	$10,543	$10,921	$12,341
2/28/2022	$10,508	$10,892	$12,297
3/31/2022	$10,318	$10,708	$11,898
4/30/2022	$10,169	$10,595	$11,569
5/31/2022	$10,244	$10,735	$11,741
6/30/2022	$10,186	$10,719	$11,549
7/31/2022	$10,322	$10,853	$11,854
8/31/2022	$10,194	$10,716	$11,594
9/30/2022	$10,005	$10,503	$11,149
10/31/2022	$10,000	$10,501	$11,057
11/30/2022	$10,211	$10,723	$11,574
12/31/2022	$10,228	$10,746	$11,607
1/31/2023	$10,398	$10,899	$11,940
2/28/2023	$10,252	$10,724	$11,670
3/31/2023	$10,383	$10,892	$11,929
4/30/2023	$10,359	$10,842	$11,902
5/31/2023	$10,304	$10,776	$11,799
6/30/2023	$10,363	$10,847	$11,917
7/31/2023	$10,380	$10,869	$11,964
8/31/2023	$10,345	$10,846	$11,792
9/30/2023	$10,197	$10,725	$11,446
10/31/2023	$10,142	$10,718	$11,349
11/30/2023	$10,477	$11,016	$12,069
12/31/2023	$10,645	$11,134	$12,350
1/31/2024	$10,625	$11,112	$12,287
2/29/2024	$10,637	$11,123	$12,303
3/31/2024	$10,628	$11,105	$12,302
4/30/2024	$10,587	$11,049	$12,150
5/31/2024	$10,567	$11,023	$12,114
6/30/2024	$10,664	$11,107	$12,300
7/31/2024	$10,749	$11,203	$12,412
8/31/2024	$10,842	$11,327	$12,510
9/30/2024	$10,904	$11,398	$12,633
10/31/2024	$10,838	$11,316	$12,449
11/30/2024	$10,912	$11,379	$12,664
12/31/2024	$10,856	$11,326	$12,480
1/31/2025	$10,886	$11,367	$12,542
2/28/2025	$10,960	$11,448	$12,667
3/31/2025	$10,915	$11,410	$12,452
4/30/2025	$10,893	$11,363	$12,352
5/31/2025	$10,945	$11,447	$12,360
6/30/2025	$11,019	$11,539	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	3.33	0.86	1.18
Class A with Load	1.22	0.45	0.98
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 325,247,642
Holdings Count | Holding		290
Advisory Fees Paid, Amount		$ 1,070,136
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.33	0.86	1.18
Class A with Load	1.22	0.45	0.98
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

Material Fund Change [Text Block]
C000020271
Shareholder Report [Line Items]
Fund Name		California Limited-Term Tax-Free Fund
Class Name		Administrator Class
Trading Symbol		SCTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,043	$10,038	$10,072
8/31/2015	$10,058	$10,051	$10,092
9/30/2015	$10,102	$10,089	$10,165
10/31/2015	$10,135	$10,116	$10,206
11/30/2015	$10,131	$10,100	$10,246
12/31/2015	$10,155	$10,102	$10,318
1/31/2016	$10,235	$10,171	$10,441
2/29/2016	$10,260	$10,205	$10,458
3/31/2016	$10,264	$10,177	$10,491
4/30/2016	$10,308	$10,204	$10,568
5/31/2016	$10,295	$10,192	$10,597
6/30/2016	$10,378	$10,246	$10,765
7/31/2016	$10,393	$10,276	$10,772
8/31/2016	$10,398	$10,269	$10,786
9/30/2016	$10,376	$10,227	$10,733
10/31/2016	$10,333	$10,210	$10,620
11/30/2016	$10,081	$10,049	$10,224
12/31/2016	$10,125	$10,085	$10,344
1/31/2017	$10,180	$10,161	$10,412
2/28/2017	$10,236	$10,214	$10,484
3/31/2017	$10,242	$10,212	$10,507
4/30/2017	$10,287	$10,249	$10,583
5/31/2017	$10,361	$10,308	$10,751
6/30/2017	$10,338	$10,275	$10,713
7/31/2017	$10,384	$10,327	$10,799
8/31/2017	$10,449	$10,361	$10,882
9/30/2017	$10,396	$10,323	$10,826
10/31/2017	$10,393	$10,322	$10,853
11/30/2017	$10,321	$10,226	$10,795
12/31/2017	$10,367	$10,252	$10,907
1/31/2018	$10,315	$10,263	$10,779
2/28/2018	$10,283	$10,259	$10,747
3/31/2018	$10,290	$10,255	$10,787
4/30/2018	$10,268	$10,227	$10,748
5/31/2018	$10,344	$10,299	$10,871
6/30/2018	$10,362	$10,332	$10,880
7/31/2018	$10,388	$10,361	$10,907
8/31/2018	$10,386	$10,364	$10,935
9/30/2018	$10,344	$10,317	$10,864
10/31/2018	$10,322	$10,305	$10,797
11/30/2018	$10,380	$10,358	$10,917
12/31/2018	$10,449	$10,428	$11,047
1/31/2019	$10,507	$10,483	$11,131
2/28/2019	$10,546	$10,509	$11,190
3/31/2019	$10,604	$10,557	$11,367
4/30/2019	$10,602	$10,559	$11,410
5/31/2019	$10,691	$10,638	$11,567
6/30/2019	$10,730	$10,679	$11,610
7/31/2019	$10,789	$10,741	$11,704
8/31/2019	$10,827	$10,770	$11,888
9/30/2019	$10,784	$10,711	$11,793
10/31/2019	$10,811	$10,755	$11,814
11/30/2019	$10,818	$10,779	$11,844
12/31/2019	$10,845	$10,798	$11,880
1/31/2020	$10,934	$10,869	$12,093
2/29/2020	$10,993	$10,906	$12,249
3/31/2020	$10,684	$10,761	$11,805
4/30/2020	$10,619	$10,786	$11,657
5/31/2020	$10,822	$11,004	$12,028
6/30/2020	$10,890	$11,007	$12,126
7/31/2020	$10,969	$11,078	$12,331
8/31/2020	$10,964	$11,071	$12,273
9/30/2020	$10,969	$11,081	$12,275
10/31/2020	$10,952	$11,063	$12,239
11/30/2020	$11,020	$11,101	$12,423
12/31/2020	$11,066	$11,114	$12,499
1/31/2021	$11,102	$11,133	$12,579
2/28/2021	$11,036	$11,067	$12,379
3/31/2021	$11,062	$11,092	$12,455
4/30/2021	$11,099	$11,122	$12,560
5/31/2021	$11,115	$11,121	$12,597
6/30/2021	$11,131	$11,118	$12,632
7/31/2021	$11,177	$11,158	$12,736
8/31/2021	$11,159	$11,155	$12,690
9/30/2021	$11,100	$11,122	$12,598
10/31/2021	$11,072	$11,106	$12,561
11/30/2021	$11,108	$11,114	$12,668
12/31/2021	$11,112	$11,120	$12,689
1/31/2022	$10,904	$10,921	$12,341
2/28/2022	$10,868	$10,892	$12,297
3/31/2022	$10,681	$10,708	$11,898
4/30/2022	$10,526	$10,595	$11,569
5/31/2022	$10,595	$10,735	$11,741
6/30/2022	$10,547	$10,719	$11,549
7/31/2022	$10,692	$10,853	$11,854
8/31/2022	$10,559	$10,716	$11,594
9/30/2022	$10,361	$10,503	$11,149
10/31/2022	$10,358	$10,501	$11,057
11/30/2022	$10,581	$10,723	$11,574
12/31/2022	$10,600	$10,746	$11,607
1/31/2023	$10,770	$10,899	$11,940
2/28/2023	$10,629	$10,724	$11,670
3/31/2023	$10,757	$10,892	$11,929
4/30/2023	$10,744	$10,842	$11,902
5/31/2023	$10,688	$10,776	$11,799
6/30/2023	$10,741	$10,847	$11,917
7/31/2023	$10,771	$10,869	$11,964
8/31/2023	$10,725	$10,846	$11,792
9/30/2023	$10,581	$10,725	$11,446
10/31/2023	$10,525	$10,718	$11,349
11/30/2023	$10,879	$11,016	$12,069
12/31/2023	$11,058	$11,134	$12,350
1/31/2024	$11,027	$11,112	$12,287
2/29/2024	$11,053	$11,123	$12,303
3/31/2024	$11,044	$11,105	$12,302
4/30/2024	$11,003	$11,049	$12,150
5/31/2024	$10,983	$11,023	$12,114
6/30/2024	$11,087	$11,107	$12,300
7/31/2024	$11,166	$11,203	$12,412
8/31/2024	$11,278	$11,327	$12,510
9/30/2024	$11,345	$11,398	$12,633
10/31/2024	$11,266	$11,316	$12,449
11/30/2024	$11,356	$11,379	$12,664
12/31/2024	$11,288	$11,326	$12,480
1/31/2025	$11,332	$11,367	$12,542
2/28/2025	$11,412	$11,448	$12,667
3/31/2025	$11,366	$11,410	$12,452
4/30/2025	$11,344	$11,363	$12,352
5/31/2025	$11,389	$11,447	$12,360
6/30/2025	$11,481	$11,539	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	3.56	1.06	1.39
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 325,247,642
Holdings Count | Holding		290
Advisory Fees Paid, Amount		$ 1,070,136
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.56	1.06	1.39
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000150655
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SGTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.48%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,078	$10,075	$10,072
8/31/2015	$10,106	$10,103	$10,092
9/30/2015	$10,185	$10,173	$10,165
10/31/2015	$10,222	$10,210	$10,206
11/30/2015	$10,285	$10,250	$10,246
12/31/2015	$10,372	$10,327	$10,318
1/31/2016	$10,469	$10,441	$10,441
2/29/2016	$10,479	$10,458	$10,458
3/31/2016	$10,567	$10,493	$10,491
4/30/2016	$10,648	$10,572	$10,568
5/31/2016	$10,703	$10,602	$10,597
6/30/2016	$10,914	$10,770	$10,765
7/31/2016	$10,880	$10,775	$10,772
8/31/2016	$10,917	$10,793	$10,786
9/30/2016	$10,848	$10,727	$10,733
10/31/2016	$10,709	$10,602	$10,620
11/30/2016	$10,252	$10,193	$10,224
12/31/2016	$10,370	$10,313	$10,344
1/31/2017	$10,409	$10,394	$10,412
2/28/2017	$10,465	$10,455	$10,484
3/31/2017	$10,494	$10,475	$10,507
4/30/2017	$10,558	$10,548	$10,583
5/31/2017	$10,731	$10,724	$10,751
6/30/2017	$10,716	$10,689	$10,713
7/31/2017	$10,790	$10,783	$10,799
8/31/2017	$10,873	$10,849	$10,882
9/30/2017	$10,839	$10,798	$10,826
10/31/2017	$10,860	$10,833	$10,853
11/30/2017	$10,826	$10,775	$10,795
12/31/2017	$10,922	$10,893	$10,907
1/31/2018	$10,807	$10,763	$10,779
2/28/2018	$10,756	$10,728	$10,747
3/31/2018	$10,797	$10,776	$10,787
4/30/2018	$10,764	$10,733	$10,748
5/31/2018	$10,889	$10,877	$10,871
6/30/2018	$10,902	$10,881	$10,880
7/31/2018	$10,925	$10,907	$10,907
8/31/2018	$10,947	$10,941	$10,935
9/30/2018	$10,885	$10,857	$10,864
10/31/2018	$10,813	$10,782	$10,797
11/30/2018	$10,912	$10,894	$10,917
12/31/2018	$11,021	$11,014	$11,047
1/31/2019	$11,092	$11,086	$11,131
2/28/2019	$11,144	$11,141	$11,190
3/31/2019	$11,302	$11,324	$11,367
4/30/2019	$11,354	$11,374	$11,410
5/31/2019	$11,511	$11,541	$11,567
6/30/2019	$11,564	$11,580	$11,610
7/31/2019	$11,635	$11,677	$11,704
8/31/2019	$11,841	$11,866	$11,888
9/30/2019	$11,756	$11,778	$11,793
10/31/2019	$11,768	$11,798	$11,814
11/30/2019	$11,779	$11,825	$11,844
12/31/2019	$11,819	$11,859	$11,880
1/31/2020	$12,016	$12,072	$12,093
2/29/2020	$12,193	$12,228	$12,249
3/31/2020	$11,661	$11,801	$11,805
4/30/2020	$11,435	$11,675	$11,657
5/31/2020	$11,815	$12,070	$12,028
6/30/2020	$11,924	$12,139	$12,126
7/31/2020	$12,115	$12,348	$12,331
8/31/2020	$12,085	$12,266	$12,273
9/30/2020	$12,105	$12,263	$12,275
10/31/2020	$12,074	$12,229	$12,239
11/30/2020	$12,246	$12,418	$12,423
12/31/2020	$12,326	$12,469	$12,499
1/31/2021	$12,396	$12,529	$12,579
2/28/2021	$12,203	$12,301	$12,379
3/31/2021	$12,283	$12,386	$12,455
4/30/2021	$12,405	$12,485	$12,560
5/31/2021	$12,465	$12,519	$12,597
6/30/2021	$12,516	$12,552	$12,632
7/31/2021	$12,607	$12,656	$12,736
8/31/2021	$12,564	$12,613	$12,690
9/30/2021	$12,458	$12,520	$12,598
10/31/2021	$12,455	$12,485	$12,561
11/30/2021	$12,566	$12,596	$12,668
12/31/2021	$12,573	$12,621	$12,689
1/31/2022	$12,236	$12,247	$12,341
2/28/2022	$12,161	$12,210	$12,297
3/31/2022	$11,781	$11,804	$11,898
4/30/2022	$11,401	$11,461	$11,569
5/31/2022	$11,546	$11,655	$11,741
6/30/2022	$11,301	$11,474	$11,549
7/31/2022	$11,595	$11,798	$11,854
8/31/2022	$11,339	$11,545	$11,594
9/30/2022	$10,955	$11,118	$11,149
10/31/2022	$10,859	$11,046	$11,057
11/30/2022	$11,298	$11,553	$11,574
12/31/2022	$11,309	$11,591	$11,607
1/31/2023	$11,568	$11,904	$11,940
2/28/2023	$11,341	$11,633	$11,670
3/31/2023	$11,536	$11,886	$11,929
4/30/2023	$11,525	$11,857	$11,902
5/31/2023	$11,448	$11,757	$11,799
6/30/2023	$11,547	$11,874	$11,917
7/31/2023	$11,581	$11,922	$11,964
8/31/2023	$11,450	$11,784	$11,792
9/30/2023	$11,122	$11,446	$11,446
10/31/2023	$10,914	$11,347	$11,349
11/30/2023	$11,682	$12,040	$12,069
12/31/2023	$11,962	$12,312	$12,350
1/31/2024	$11,962	$12,262	$12,287
2/29/2024	$11,964	$12,276	$12,303
3/31/2024	$11,988	$12,260	$12,302
4/30/2024	$11,843	$12,104	$12,150
5/31/2024	$11,867	$12,067	$12,114
6/30/2024	$12,050	$12,236	$12,300
7/31/2024	$12,154	$12,345	$12,412
8/31/2024	$12,224	$12,448	$12,510
9/30/2024	$12,352	$12,575	$12,633
10/31/2024	$12,205	$12,404	$12,449
11/30/2024	$12,390	$12,600	$12,664
12/31/2024	$12,254	$12,438	$12,480
1/31/2025	$12,244	$12,455	$12,542
2/28/2025	$12,374	$12,593	$12,667
3/31/2025	$12,178	$12,378	$12,452
4/30/2025	$12,075	$12,249	$12,352
5/31/2025	$11,972	$12,273	$12,360
6/30/2025	$12,032	$12,362	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	(0.14)	0.18	1.87
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 553,185,114
Holdings Count | Holding		236
Advisory Fees Paid, Amount		$ 2,203,885
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(0.14)	0.18	1.87
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

Material Fund Change Strategies [Text Block]		The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020274
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Class C
Trading Symbol		SCTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.50%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,069	$10,075	$10,072
8/31/2015	$10,088	$10,103	$10,092
9/30/2015	$10,157	$10,173	$10,165
10/31/2015	$10,185	$10,210	$10,206
11/30/2015	$10,239	$10,250	$10,246
12/31/2015	$10,316	$10,327	$10,318
1/31/2016	$10,410	$10,441	$10,441
2/29/2016	$10,412	$10,458	$10,458
3/31/2016	$10,481	$10,493	$10,491
4/30/2016	$10,560	$10,572	$10,568
5/31/2016	$10,605	$10,602	$10,597
6/30/2016	$10,802	$10,770	$10,765
7/31/2016	$10,760	$10,775	$10,772
8/31/2016	$10,787	$10,793	$10,786
9/30/2016	$10,712	$10,727	$10,733
10/31/2016	$10,560	$10,602	$10,620
11/30/2016	$10,100	$10,193	$10,224
12/31/2016	$10,214	$10,313	$10,344
1/31/2017	$10,235	$10,394	$10,412
2/28/2017	$10,290	$10,455	$10,484
3/31/2017	$10,310	$10,475	$10,507
4/30/2017	$10,364	$10,548	$10,583
5/31/2017	$10,522	$10,724	$10,751
6/30/2017	$10,499	$10,689	$10,713
7/31/2017	$10,562	$10,783	$10,799
8/31/2017	$10,633	$10,849	$10,882
9/30/2017	$10,592	$10,798	$10,826
10/31/2017	$10,603	$10,833	$10,853
11/30/2017	$10,563	$10,775	$10,795
12/31/2017	$10,654	$10,893	$10,907
1/31/2018	$10,527	$10,763	$10,779
2/28/2018	$10,471	$10,728	$10,747
3/31/2018	$10,501	$10,776	$10,787
4/30/2018	$10,453	$10,733	$10,748
5/31/2018	$10,572	$10,877	$10,871
6/30/2018	$10,577	$10,881	$10,880
7/31/2018	$10,589	$10,907	$10,907
8/31/2018	$10,602	$10,941	$10,935
9/30/2018	$10,525	$10,857	$10,864
10/31/2018	$10,458	$10,782	$10,797
11/30/2018	$10,534	$10,894	$10,917
12/31/2018	$10,629	$11,014	$11,047
1/31/2019	$10,688	$11,086	$11,131
2/28/2019	$10,739	$11,141	$11,190
3/31/2019	$10,879	$11,324	$11,367
4/30/2019	$10,920	$11,374	$11,410
5/31/2019	$11,069	$11,541	$11,567
6/30/2019	$11,100	$11,580	$11,610
7/31/2019	$11,167	$11,677	$11,704
8/31/2019	$11,344	$11,866	$11,888
9/30/2019	$11,264	$11,778	$11,793
10/31/2019	$11,256	$11,798	$11,814
11/30/2019	$11,267	$11,825	$11,844
12/31/2019	$11,286	$11,859	$11,880
1/31/2020	$11,461	$12,072	$12,093
2/29/2020	$11,628	$12,228	$12,249
3/31/2020	$11,102	$11,801	$11,805
4/30/2020	$10,882	$11,675	$11,657
5/31/2020	$11,237	$12,070	$12,028
6/30/2020	$11,331	$12,139	$12,126
7/31/2020	$11,509	$12,348	$12,331
8/31/2020	$11,471	$12,266	$12,273
9/30/2020	$11,472	$12,263	$12,275
10/31/2020	$11,434	$12,229	$12,239
11/30/2020	$11,593	$12,418	$12,423
12/31/2020	$11,658	$12,469	$12,499
1/31/2021	$11,714	$12,529	$12,579
2/28/2021	$11,525	$12,301	$12,379
3/31/2021	$11,581	$12,386	$12,455
4/30/2021	$11,684	$12,485	$12,560
5/31/2021	$11,740	$12,519	$12,597
6/30/2021	$11,768	$12,552	$12,632
7/31/2021	$11,853	$12,656	$12,736
8/31/2021	$11,793	$12,613	$12,690
9/30/2021	$11,695	$12,520	$12,598
10/31/2021	$11,673	$12,485	$12,561
11/30/2021	$11,767	$12,596	$12,668
12/31/2021	$11,763	$12,621	$12,689
1/31/2022	$11,444	$12,247	$12,341
2/28/2022	$11,366	$12,210	$12,297
3/31/2022	$10,999	$11,804	$11,898
4/30/2022	$10,631	$11,461	$11,569
5/31/2022	$10,756	$11,655	$11,741
6/30/2022	$10,523	$11,474	$11,549
7/31/2022	$10,793	$11,798	$11,854
8/31/2022	$10,541	$11,545	$11,594
9/30/2022	$10,182	$11,118	$11,149
10/31/2022	$10,076	$11,046	$11,057
11/30/2022	$10,478	$11,553	$11,574
12/31/2022	$10,470	$11,591	$11,607
1/31/2023	$10,707	$11,904	$11,940
2/28/2023	$10,493	$11,633	$11,670
3/31/2023	$10,661	$11,886	$11,929
4/30/2023	$10,642	$11,857	$11,902
5/31/2023	$10,564	$11,757	$11,799
6/30/2023	$10,646	$11,874	$11,917
7/31/2023	$10,674	$11,922	$11,964
8/31/2023	$10,551	$11,784	$11,792
9/30/2023	$10,246	$11,446	$11,446
10/31/2023	$10,051	$11,347	$11,349
11/30/2023	$10,758	$12,040	$12,069
12/31/2023	$11,013	$12,312	$12,350
1/31/2024	$11,011	$12,262	$12,287
2/29/2024	$11,010	$12,276	$12,303
3/31/2024	$11,030	$12,260	$12,302
4/30/2024	$10,894	$12,104	$12,150
5/31/2024	$10,913	$12,067	$12,114
6/30/2024	$11,079	$12,236	$12,300
7/31/2024	$11,173	$12,345	$12,412
8/31/2024	$11,234	$12,448	$12,510
9/30/2024	$11,350	$12,575	$12,633
10/31/2024	$11,211	$12,404	$12,449
11/30/2024	$11,380	$12,600	$12,664
12/31/2024	$11,251	$12,438	$12,480
1/31/2025	$11,240	$12,455	$12,542
2/28/2025	$11,357	$12,593	$12,667
3/31/2025	$11,175	$12,378	$12,452
4/30/2025	$11,078	$12,249	$12,352
5/31/2025	$10,980	$12,273	$12,360
6/30/2025	$11,034	$12,362	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	(1.19)	(0.84)	0.99
Class C with Load	(2.19)	(0.84)	0.99
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 553,185,114
Holdings Count | Holding		236
Advisory Fees Paid, Amount		$ 2,203,885
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(1.19)	(0.84)	0.99
Class C with Load	(2.19)	(0.84)	0.99
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

Material Fund Change Strategies [Text Block]		The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020272
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Class A
Trading Symbol		SCTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$74	0.74%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,547	$10,000	$10,000
7/31/2015	$9,611	$10,075	$10,072
8/31/2015	$9,635	$10,103	$10,092
9/30/2015	$9,717	$10,173	$10,165
10/31/2015	$9,742	$10,210	$10,206
11/30/2015	$9,799	$10,250	$10,246
12/31/2015	$9,881	$10,327	$10,318
1/31/2016	$9,979	$10,441	$10,441
2/29/2016	$9,986	$10,458	$10,458
3/31/2016	$10,060	$10,493	$10,491
4/30/2016	$10,143	$10,572	$10,568
5/31/2016	$10,193	$10,602	$10,597
6/30/2016	$10,383	$10,770	$10,765
7/31/2016	$10,358	$10,775	$10,772
8/31/2016	$10,390	$10,793	$10,786
9/30/2016	$10,314	$10,727	$10,733
10/31/2016	$10,179	$10,602	$10,620
11/30/2016	$9,741	$10,193	$10,224
12/31/2016	$9,859	$10,313	$10,344
1/31/2017	$9,885	$10,394	$10,412
2/28/2017	$9,945	$10,455	$10,484
3/31/2017	$9,970	$10,475	$10,507
4/30/2017	$10,030	$10,548	$10,583
5/31/2017	$10,184	$10,724	$10,751
6/30/2017	$10,166	$10,689	$10,713
7/31/2017	$10,235	$10,783	$10,799
8/31/2017	$10,311	$10,849	$10,882
9/30/2017	$10,277	$10,798	$10,826
10/31/2017	$10,302	$10,833	$10,853
11/30/2017	$10,259	$10,775	$10,795
12/31/2017	$10,356	$10,893	$10,907
1/31/2018	$10,245	$10,763	$10,779
2/28/2018	$10,195	$10,728	$10,747
3/31/2018	$10,231	$10,776	$10,787
4/30/2018	$10,189	$10,733	$10,748
5/31/2018	$10,314	$10,877	$10,871
6/30/2018	$10,324	$10,881	$10,880
7/31/2018	$10,343	$10,907	$10,907
8/31/2018	$10,361	$10,941	$10,935
9/30/2018	$10,291	$10,857	$10,864
10/31/2018	$10,230	$10,782	$10,797
11/30/2018	$10,312	$10,894	$10,917
12/31/2018	$10,413	$11,014	$11,047
1/31/2019	$10,477	$11,086	$11,131
2/28/2019	$10,534	$11,141	$11,190
3/31/2019	$10,681	$11,324	$11,367
4/30/2019	$10,728	$11,374	$11,410
5/31/2019	$10,874	$11,541	$11,567
6/30/2019	$10,912	$11,580	$11,610
7/31/2019	$10,986	$11,677	$11,704
8/31/2019	$11,169	$11,866	$11,888
9/30/2019	$11,096	$11,778	$11,793
10/31/2019	$11,104	$11,798	$11,814
11/30/2019	$11,113	$11,825	$11,844
12/31/2019	$11,138	$11,859	$11,880
1/31/2020	$11,321	$12,072	$12,093
2/29/2020	$11,486	$12,228	$12,249
3/31/2020	$10,981	$11,801	$11,805
4/30/2020	$10,775	$11,675	$11,657
5/31/2020	$11,131	$12,070	$12,028
6/30/2020	$11,232	$12,139	$12,126
7/31/2020	$11,409	$12,348	$12,331
8/31/2020	$11,378	$12,266	$12,273
9/30/2020	$11,385	$12,263	$12,275
10/31/2020	$11,354	$12,229	$12,239
11/30/2020	$11,522	$12,418	$12,423
12/31/2020	$11,595	$12,469	$12,499
1/31/2021	$11,658	$12,529	$12,579
2/28/2021	$11,473	$12,301	$12,379
3/31/2021	$11,546	$12,386	$12,455
4/30/2021	$11,649	$12,485	$12,560
5/31/2021	$11,713	$12,519	$12,597
6/30/2021	$11,748	$12,552	$12,632
7/31/2021	$11,841	$12,656	$12,736
8/31/2021	$11,788	$12,613	$12,690
9/30/2021	$11,695	$12,520	$12,598
10/31/2021	$11,689	$12,485	$12,561
11/30/2021	$11,782	$12,596	$12,668
12/31/2021	$11,786	$12,621	$12,689
1/31/2022	$11,476	$12,247	$12,341
2/28/2022	$11,403	$12,210	$12,297
3/31/2022	$11,044	$11,804	$11,898
4/30/2022	$10,684	$11,461	$11,569
5/31/2022	$10,817	$11,655	$11,741
6/30/2022	$10,585	$11,474	$11,549
7/31/2022	$10,859	$11,798	$11,854
8/31/2022	$10,616	$11,545	$11,594
9/30/2022	$10,253	$11,118	$11,149
10/31/2022	$10,161	$11,046	$11,057
11/30/2022	$10,570	$11,553	$11,574
12/31/2022	$10,579	$11,591	$11,607
1/31/2023	$10,818	$11,904	$11,940
2/28/2023	$10,604	$11,633	$11,670
3/31/2023	$10,784	$11,886	$11,929
4/30/2023	$10,771	$11,857	$11,902
5/31/2023	$10,696	$11,757	$11,799
6/30/2023	$10,787	$11,874	$11,917
7/31/2023	$10,816	$11,922	$11,964
8/31/2023	$10,691	$11,784	$11,792
9/30/2023	$10,381	$11,446	$11,446
10/31/2023	$10,184	$11,347	$11,349
11/30/2023	$10,900	$12,040	$12,069
12/31/2023	$11,159	$12,312	$12,350
1/31/2024	$11,157	$12,262	$12,287
2/29/2024	$11,156	$12,276	$12,303
3/31/2024	$11,176	$12,260	$12,302
4/30/2024	$11,038	$12,104	$12,150
5/31/2024	$11,058	$12,067	$12,114
6/30/2024	$11,226	$12,236	$12,300
7/31/2024	$11,321	$12,345	$12,412
8/31/2024	$11,383	$12,448	$12,510
9/30/2024	$11,500	$12,575	$12,633
10/31/2024	$11,360	$12,404	$12,449
11/30/2024	$11,530	$12,600	$12,664
12/31/2024	$11,401	$12,438	$12,480
1/31/2025	$11,389	$12,455	$12,542
2/28/2025	$11,508	$12,593	$12,667
3/31/2025	$11,323	$12,378	$12,452
4/30/2025	$11,225	$12,249	$12,352
5/31/2025	$11,126	$12,273	$12,360
6/30/2025	$11,180	$12,362	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(0.41)	(0.09)	1.59
Class A with Load	(4.90)	(1.01)	1.12
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 553,185,114
Holdings Count | Holding		236
Advisory Fees Paid, Amount		$ 2,203,885
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(0.41)	(0.09)	1.59
Class A with Load	(4.90)	(1.01)	1.12
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

Material Fund Change Strategies [Text Block]		The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020275
Shareholder Report [Line Items]
Fund Name		California Tax-Free Fund
Class Name		Administrator Class
Trading Symbol		SGCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	0.55%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,078	$10,075	$10,072
8/31/2015	$10,105	$10,103	$10,092
9/30/2015	$10,183	$10,173	$10,165
10/31/2015	$10,220	$10,210	$10,206
11/30/2015	$10,282	$10,250	$10,246
12/31/2015	$10,368	$10,327	$10,318
1/31/2016	$10,464	$10,441	$10,441
2/29/2016	$10,474	$10,458	$10,458
3/31/2016	$10,562	$10,493	$10,491
4/30/2016	$10,642	$10,572	$10,568
5/31/2016	$10,696	$10,602	$10,597
6/30/2016	$10,906	$10,770	$10,765
7/31/2016	$10,872	$10,775	$10,772
8/31/2016	$10,908	$10,793	$10,786
9/30/2016	$10,839	$10,727	$10,733
10/31/2016	$10,699	$10,602	$10,620
11/30/2016	$10,242	$10,193	$10,224
12/31/2016	$10,359	$10,313	$10,344
1/31/2017	$10,397	$10,394	$10,412
2/28/2017	$10,453	$10,455	$10,484
3/31/2017	$10,481	$10,475	$10,507
4/30/2017	$10,545	$10,548	$10,583
5/31/2017	$10,717	$10,724	$10,751
6/30/2017	$10,701	$10,689	$10,713
7/31/2017	$10,774	$10,783	$10,799
8/31/2017	$10,857	$10,849	$10,882
9/30/2017	$10,822	$10,798	$10,826
10/31/2017	$10,842	$10,833	$10,853
11/30/2017	$10,808	$10,775	$10,795
12/31/2017	$10,903	$10,893	$10,907
1/31/2018	$10,787	$10,763	$10,779
2/28/2018	$10,736	$10,728	$10,747
3/31/2018	$10,776	$10,776	$10,787
4/30/2018	$10,743	$10,733	$10,748
5/31/2018	$10,867	$10,877	$10,871
6/30/2018	$10,880	$10,881	$10,880
7/31/2018	$10,901	$10,907	$10,907
8/31/2018	$10,923	$10,941	$10,935
9/30/2018	$10,860	$10,857	$10,864
10/31/2018	$10,788	$10,782	$10,797
11/30/2018	$10,886	$10,894	$10,917
12/31/2018	$10,984	$11,014	$11,047
1/31/2019	$11,054	$11,086	$11,131
2/28/2019	$11,116	$11,141	$11,190
3/31/2019	$11,272	$11,324	$11,367
4/30/2019	$11,324	$11,374	$11,410
5/31/2019	$11,480	$11,541	$11,567
6/30/2019	$11,531	$11,580	$11,610
7/31/2019	$11,602	$11,677	$11,704
8/31/2019	$11,807	$11,866	$11,888
9/30/2019	$11,721	$11,778	$11,793
10/31/2019	$11,732	$11,798	$11,814
11/30/2019	$11,743	$11,825	$11,844
12/31/2019	$11,782	$11,859	$11,880
1/31/2020	$11,977	$12,072	$12,093
2/29/2020	$12,154	$12,228	$12,249
3/31/2020	$11,613	$11,801	$11,805
4/30/2020	$11,397	$11,675	$11,657
5/31/2020	$11,775	$12,070	$12,028
6/30/2020	$11,883	$12,139	$12,126
7/31/2020	$12,073	$12,348	$12,331
8/31/2020	$12,042	$12,266	$12,273
9/30/2020	$12,051	$12,263	$12,275
10/31/2020	$12,030	$12,229	$12,239
11/30/2020	$12,200	$12,418	$12,423
12/31/2020	$12,279	$12,469	$12,499
1/31/2021	$12,348	$12,529	$12,579
2/28/2021	$12,155	$12,301	$12,379
3/31/2021	$12,234	$12,386	$12,455
4/30/2021	$12,354	$12,485	$12,560
5/31/2021	$12,414	$12,519	$12,597
6/30/2021	$12,464	$12,552	$12,632
7/31/2021	$12,554	$12,656	$12,736
8/31/2021	$12,510	$12,613	$12,690
9/30/2021	$12,404	$12,520	$12,598
10/31/2021	$12,400	$12,485	$12,561
11/30/2021	$12,510	$12,596	$12,668
12/31/2021	$12,516	$12,621	$12,689
1/31/2022	$12,180	$12,247	$12,341
2/28/2022	$12,105	$12,210	$12,297
3/31/2022	$11,726	$11,804	$11,898
4/30/2022	$11,346	$11,461	$11,569
5/31/2022	$11,490	$11,655	$11,741
6/30/2022	$11,246	$11,474	$11,549
7/31/2022	$11,538	$11,798	$11,854
8/31/2022	$11,282	$11,545	$11,594
9/30/2022	$10,900	$11,118	$11,149
10/31/2022	$10,804	$11,046	$11,057
11/30/2022	$11,239	$11,553	$11,574
12/31/2022	$11,250	$11,591	$11,607
1/31/2023	$11,507	$11,904	$11,940
2/28/2023	$11,281	$11,633	$11,670
3/31/2023	$11,474	$11,886	$11,929
4/30/2023	$11,462	$11,857	$11,902
5/31/2023	$11,385	$11,757	$11,799
6/30/2023	$11,483	$11,874	$11,917
7/31/2023	$11,516	$11,922	$11,964
8/31/2023	$11,386	$11,784	$11,792
9/30/2023	$11,058	$11,446	$11,446
10/31/2023	$10,851	$11,347	$11,349
11/30/2023	$11,614	$12,040	$12,069
12/31/2023	$11,891	$12,312	$12,350
1/31/2024	$11,891	$12,262	$12,287
2/29/2024	$11,892	$12,276	$12,303
3/31/2024	$11,915	$12,260	$12,302
4/30/2024	$11,771	$12,104	$12,150
5/31/2024	$11,782	$12,067	$12,114
6/30/2024	$11,964	$12,236	$12,300
7/31/2024	$12,077	$12,345	$12,412
8/31/2024	$12,146	$12,448	$12,510
9/30/2024	$12,261	$12,575	$12,633
10/31/2024	$12,114	$12,404	$12,449
11/30/2024	$12,309	$12,600	$12,664
12/31/2024	$12,173	$12,438	$12,480
1/31/2025	$12,151	$12,455	$12,542
2/28/2025	$12,280	$12,593	$12,667
3/31/2025	$12,096	$12,378	$12,452
4/30/2025	$11,993	$12,249	$12,352
5/31/2025	$11,890	$12,273	$12,360
6/30/2025	$11,950	$12,362	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	(0.12)	0.11	1.80
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 553,185,114
Holdings Count | Holding		236
Advisory Fees Paid, Amount		$ 2,203,885
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(0.12)	0.11	1.80
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

In addition, at a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Material Fund Change Strategies [Text Block]		The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000122980
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WHYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.55%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,060	$9,997	$10,072
8/31/2015	$10,063	$10,029	$10,092
9/30/2015	$10,154	$10,186	$10,165
10/31/2015	$10,226	$10,277	$10,206
11/30/2015	$10,317	$10,318	$10,246
12/31/2015	$10,444	$10,356	$10,318
1/31/2016	$10,554	$10,441	$10,441
2/29/2016	$10,566	$10,516	$10,458
3/31/2016	$10,635	$10,596	$10,491
4/30/2016	$10,725	$10,666	$10,568
5/31/2016	$10,813	$10,762	$10,597
6/30/2016	$10,971	$11,031	$10,765
7/31/2016	$10,979	$11,077	$10,772
8/31/2016	$11,010	$11,107	$10,786
9/30/2016	$10,991	$11,102	$10,733
10/31/2016	$10,882	$10,973	$10,620
11/30/2016	$10,357	$10,417	$10,224
12/31/2016	$10,429	$10,553	$10,344
1/31/2017	$10,434	$10,669	$10,412
2/28/2017	$10,522	$10,852	$10,484
3/31/2017	$10,631	$10,876	$10,507
4/30/2017	$10,740	$10,952	$10,583
5/31/2017	$10,900	$11,122	$10,751
6/30/2017	$10,914	$11,091	$10,713
7/31/2017	$11,013	$11,171	$10,799
8/31/2017	$11,153	$11,297	$10,882
9/30/2017	$11,167	$11,238	$10,826
10/31/2017	$11,214	$11,267	$10,853
11/30/2017	$11,221	$11,260	$10,795
12/31/2017	$11,366	$11,395	$10,907
1/31/2018	$11,321	$11,277	$10,779
2/28/2018	$11,319	$11,269	$10,747
3/31/2018	$11,403	$11,384	$10,787
4/30/2018	$11,422	$11,399	$10,748
5/31/2018	$11,571	$11,594	$10,871
6/30/2018	$11,610	$11,632	$10,880
7/31/2018	$11,670	$11,668	$10,907
8/31/2018	$11,708	$11,736	$10,935
9/30/2018	$11,690	$11,678	$10,864
10/31/2018	$11,625	$11,562	$10,797
11/30/2018	$11,688	$11,662	$10,917
12/31/2018	$11,793	$11,778	$11,047
1/31/2019	$11,865	$11,861	$11,131
2/28/2019	$11,951	$11,924	$11,190
3/31/2019	$12,149	$12,185	$11,367
4/30/2019	$12,236	$12,244	$11,410
5/31/2019	$12,426	$12,431	$11,567
6/30/2019	$12,504	$12,488	$11,610
7/31/2019	$12,593	$12,575	$11,704
8/31/2019	$12,820	$12,836	$11,888
9/30/2019	$12,796	$12,779	$11,793
10/31/2019	$12,829	$12,805	$11,814
11/30/2019	$12,874	$12,848	$11,844
12/31/2019	$12,918	$12,886	$11,880
1/31/2020	$13,114	$13,169	$12,093
2/29/2020	$13,311	$13,404	$12,249
3/31/2020	$12,057	$12,325	$11,805
4/30/2020	$11,714	$12,014	$11,657
5/31/2020	$12,056	$12,461	$12,028
6/30/2020	$12,423	$12,798	$12,126
7/31/2020	$12,682	$13,093	$12,331
8/31/2020	$12,703	$13,089	$12,273
9/30/2020	$12,737	$13,098	$12,275
10/31/2020	$12,758	$13,096	$12,239
11/30/2020	$13,008	$13,364	$12,423
12/31/2020	$13,199	$13,546	$12,499
1/31/2021	$13,364	$13,750	$12,579
2/28/2021	$13,173	$13,577	$12,379
3/31/2021	$13,301	$13,698	$12,455
4/30/2021	$13,501	$13,865	$12,560
5/31/2021	$13,629	$13,977	$12,597
6/30/2021	$13,808	$14,099	$12,632
7/31/2021	$13,951	$14,247	$12,736
8/31/2021	$13,920	$14,212	$12,690
9/30/2021	$13,802	$14,116	$12,598
10/31/2021	$13,720	$14,065	$12,561
11/30/2021	$13,875	$14,223	$12,668
12/31/2021	$13,905	$14,255	$12,689
1/31/2022	$13,581	$13,859	$12,341
2/28/2022	$13,421	$13,820	$12,297
3/31/2022	$12,957	$13,341	$11,898
4/30/2022	$12,529	$12,909	$11,569
5/31/2022	$12,725	$13,071	$11,741
6/30/2022	$12,353	$12,735	$11,549
7/31/2022	$12,784	$13,155	$11,854
8/31/2022	$12,543	$12,864	$11,594
9/30/2022	$11,963	$12,191	$11,149
10/31/2022	$11,759	$12,000	$11,057
11/30/2022	$12,329	$12,644	$11,574
12/31/2022	$12,269	$12,646	$11,607
1/31/2023	$12,672	$13,128	$11,940
2/28/2023	$12,400	$12,762	$11,670
3/31/2023	$12,566	$12,995	$11,929
4/30/2023	$12,625	$13,028	$11,902
5/31/2023	$12,564	$12,928	$11,799
6/30/2023	$12,719	$13,118	$11,917
7/31/2023	$12,740	$13,190	$11,964
8/31/2023	$12,598	$12,994	$11,792
9/30/2023	$12,184	$12,577	$11,446
10/31/2023	$11,905	$12,413	$11,349
11/30/2023	$12,724	$13,305	$12,069
12/31/2023	$13,080	$13,669	$12,350
1/31/2024	$13,147	$13,603	$12,287
2/29/2024	$13,243	$13,674	$12,303
3/31/2024	$13,325	$13,771	$12,302
4/30/2024	$13,170	$13,652	$12,150
5/31/2024	$13,252	$13,698	$12,114
6/30/2024	$13,544	$13,983	$12,300
7/31/2024	$13,649	$14,126	$12,412
8/31/2024	$13,774	$14,271	$12,510
9/30/2024	$13,955	$14,404	$12,633
10/31/2024	$13,793	$14,189	$12,449
11/30/2024	$14,003	$14,470	$12,664
12/31/2024	$13,810	$14,241	$12,480
1/31/2025	$13,889	$14,334	$12,542
2/28/2025	$14,044	$14,498	$12,667
3/31/2025	$13,820	$14,298	$12,452
4/30/2025	$13,551	$14,099	$12,352
5/31/2025	$13,486	$14,109	$12,360
6/30/2025	$13,540	$14,193	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	(0.03)	1.74	3.08
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 195,093,854
Holdings Count | Holding		197
Advisory Fees Paid, Amount		$ 674,282
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000205252
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class R6
Trading Symbol		EKHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$50	0.50%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class R6	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,060	$9,997	$10,072
8/31/2015	$10,063	$10,029	$10,092
9/30/2015	$10,154	$10,186	$10,165
10/31/2015	$10,226	$10,277	$10,206
11/30/2015	$10,317	$10,318	$10,246
12/31/2015	$10,444	$10,356	$10,318
1/31/2016	$10,554	$10,441	$10,441
2/29/2016	$10,566	$10,516	$10,458
3/31/2016	$10,635	$10,596	$10,491
4/30/2016	$10,725	$10,666	$10,568
5/31/2016	$10,813	$10,762	$10,597
6/30/2016	$10,971	$11,031	$10,765
7/31/2016	$10,979	$11,077	$10,772
8/31/2016	$11,010	$11,107	$10,786
9/30/2016	$10,991	$11,102	$10,733
10/31/2016	$10,882	$10,973	$10,620
11/30/2016	$10,357	$10,417	$10,224
12/31/2016	$10,429	$10,553	$10,344
1/31/2017	$10,434	$10,669	$10,412
2/28/2017	$10,522	$10,852	$10,484
3/31/2017	$10,631	$10,876	$10,507
4/30/2017	$10,740	$10,952	$10,583
5/31/2017	$10,900	$11,122	$10,751
6/30/2017	$10,914	$11,091	$10,713
7/31/2017	$11,013	$11,171	$10,799
8/31/2017	$11,153	$11,297	$10,882
9/30/2017	$11,167	$11,238	$10,826
10/31/2017	$11,214	$11,267	$10,853
11/30/2017	$11,221	$11,260	$10,795
12/31/2017	$11,366	$11,395	$10,907
1/31/2018	$11,321	$11,277	$10,779
2/28/2018	$11,319	$11,269	$10,747
3/31/2018	$11,403	$11,384	$10,787
4/30/2018	$11,422	$11,399	$10,748
5/31/2018	$11,571	$11,594	$10,871
6/30/2018	$11,610	$11,632	$10,880
7/31/2018	$11,670	$11,668	$10,907
8/31/2018	$11,709	$11,736	$10,935
9/30/2018	$11,691	$11,678	$10,864
10/31/2018	$11,626	$11,562	$10,797
11/30/2018	$11,690	$11,662	$10,917
12/31/2018	$11,796	$11,778	$11,047
1/31/2019	$11,880	$11,861	$11,131
2/28/2019	$11,955	$11,924	$11,190
3/31/2019	$12,154	$12,185	$11,367
4/30/2019	$12,252	$12,244	$11,410
5/31/2019	$12,443	$12,431	$11,567
6/30/2019	$12,521	$12,488	$11,610
7/31/2019	$12,611	$12,575	$11,704
8/31/2019	$12,839	$12,836	$11,888
9/30/2019	$12,815	$12,779	$11,793
10/31/2019	$12,837	$12,805	$11,814
11/30/2019	$12,883	$12,848	$11,844
12/31/2019	$12,928	$12,886	$11,880
1/31/2020	$13,124	$13,169	$12,093
2/29/2020	$13,322	$13,404	$12,249
3/31/2020	$12,067	$12,325	$11,805
4/30/2020	$11,725	$12,014	$11,657
5/31/2020	$12,068	$12,461	$12,028
6/30/2020	$12,436	$12,798	$12,126
7/31/2020	$12,708	$13,093	$12,331
8/31/2020	$12,729	$13,089	$12,273
9/30/2020	$12,752	$13,098	$12,275
10/31/2020	$12,773	$13,096	$12,239
11/30/2020	$13,036	$13,364	$12,423
12/31/2020	$13,229	$13,546	$12,499
1/31/2021	$13,381	$13,750	$12,579
2/28/2021	$13,203	$13,577	$12,379
3/31/2021	$13,332	$13,698	$12,455
4/30/2021	$13,521	$13,865	$12,560
5/31/2021	$13,662	$13,977	$12,597
6/30/2021	$13,839	$14,099	$12,632
7/31/2021	$13,980	$14,247	$12,736
8/31/2021	$13,948	$14,212	$12,690
9/30/2021	$13,840	$14,116	$12,598
10/31/2021	$13,745	$14,065	$12,561
11/30/2021	$13,912	$14,223	$12,668
12/31/2021	$13,942	$14,255	$12,689
1/31/2022	$13,618	$13,859	$12,341
2/28/2022	$13,453	$13,820	$12,297
3/31/2022	$12,986	$13,341	$11,898
4/30/2022	$12,555	$12,909	$11,569
5/31/2022	$12,752	$13,071	$11,741
6/30/2022	$12,381	$12,735	$11,549
7/31/2022	$12,813	$13,155	$11,854
8/31/2022	$12,571	$12,864	$11,594
9/30/2022	$11,991	$12,191	$11,149
10/31/2022	$11,788	$12,000	$11,057
11/30/2022	$12,359	$12,644	$11,574
12/31/2022	$12,300	$12,646	$11,607
1/31/2023	$12,703	$13,128	$11,940
2/28/2023	$12,432	$12,762	$11,670
3/31/2023	$12,598	$12,995	$11,929
4/30/2023	$12,658	$13,028	$11,902
5/31/2023	$12,598	$12,928	$11,799
6/30/2023	$12,754	$13,118	$11,917
7/31/2023	$12,789	$13,190	$11,964
8/31/2023	$12,634	$12,994	$11,792
9/30/2023	$12,220	$12,577	$11,446
10/31/2023	$11,942	$12,413	$11,349
11/30/2023	$12,762	$13,305	$12,069
12/31/2023	$13,119	$13,669	$12,350
1/31/2024	$13,187	$13,603	$12,287
2/29/2024	$13,283	$13,674	$12,303
3/31/2024	$13,366	$13,771	$12,302
4/30/2024	$13,212	$13,652	$12,150
5/31/2024	$13,294	$13,698	$12,114
6/30/2024	$13,602	$13,983	$12,300
7/31/2024	$13,707	$14,126	$12,412
8/31/2024	$13,819	$14,271	$12,510
9/30/2024	$14,002	$14,404	$12,633
10/31/2024	$13,854	$14,189	$12,449
11/30/2024	$14,050	$14,470	$12,664
12/31/2024	$13,872	$14,241	$12,480
1/31/2025	$13,938	$14,334	$12,542
2/28/2025	$14,079	$14,498	$12,667
3/31/2025	$13,870	$14,298	$12,452
4/30/2025	$13,602	$14,099	$12,352
5/31/2025	$13,537	$14,109	$12,360
6/30/2025	$13,592	$14,193	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	(0.08)	1.79	3.12
High Yield Municipal Bond Blended IndexFootnote Reference†	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 195,093,854
Holdings Count | Holding		197
Advisory Fees Paid, Amount		$ 674,282
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000122982
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class C
Trading Symbol		WHYCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$154	1.55%

Expenses Paid, Amount		$ 154
Expense Ratio, Percent		1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,062	$9,997	$10,072
8/31/2015	$10,056	$10,029	$10,092
9/30/2015	$10,139	$10,186	$10,165
10/31/2015	$10,202	$10,277	$10,206
11/30/2015	$10,274	$10,318	$10,246
12/31/2015	$10,392	$10,356	$10,318
1/31/2016	$10,493	$10,441	$10,441
2/29/2016	$10,496	$10,516	$10,458
3/31/2016	$10,555	$10,596	$10,491
4/30/2016	$10,646	$10,666	$10,568
5/31/2016	$10,714	$10,762	$10,597
6/30/2016	$10,862	$11,031	$10,765
7/31/2016	$10,861	$11,077	$10,772
8/31/2016	$10,892	$11,107	$10,786
9/30/2016	$10,855	$11,102	$10,733
10/31/2016	$10,748	$10,973	$10,620
11/30/2016	$10,212	$10,417	$10,224
12/31/2016	$10,274	$10,553	$10,344
1/31/2017	$10,270	$10,669	$10,412
2/28/2017	$10,359	$10,852	$10,484
3/31/2017	$10,446	$10,876	$10,507
4/30/2017	$10,545	$10,952	$10,583
5/31/2017	$10,704	$11,122	$10,751
6/30/2017	$10,699	$11,091	$10,713
7/31/2017	$10,786	$11,171	$10,799
8/31/2017	$10,914	$11,297	$10,882
9/30/2017	$10,919	$11,238	$10,826
10/31/2017	$10,956	$11,267	$10,853
11/30/2017	$10,953	$11,260	$10,795
12/31/2017	$11,086	$11,395	$10,907
1/31/2018	$11,043	$11,277	$10,779
2/28/2018	$11,022	$11,269	$10,747
3/31/2018	$11,094	$11,384	$10,787
4/30/2018	$11,104	$11,399	$10,748
5/31/2018	$11,239	$11,594	$10,871
6/30/2018	$11,267	$11,632	$10,880
7/31/2018	$11,316	$11,668	$10,907
8/31/2018	$11,344	$11,736	$10,935
9/30/2018	$11,317	$11,678	$10,864
10/31/2018	$11,244	$11,562	$10,797
11/30/2018	$11,296	$11,662	$10,917
12/31/2018	$11,388	$11,778	$11,047
1/31/2019	$11,448	$11,861	$11,131
2/28/2019	$11,522	$11,924	$11,190
3/31/2019	$11,704	$12,185	$11,367
4/30/2019	$11,778	$12,244	$11,410
5/31/2019	$11,950	$12,431	$11,567
6/30/2019	$12,015	$12,488	$11,610
7/31/2019	$12,101	$12,575	$11,704
8/31/2019	$12,298	$12,836	$11,888
9/30/2019	$12,265	$12,779	$11,793
10/31/2019	$12,286	$12,805	$11,814
11/30/2019	$12,319	$12,848	$11,844
12/31/2019	$12,351	$12,886	$11,880
1/31/2020	$12,528	$13,169	$12,093
2/29/2020	$12,706	$13,404	$12,249
3/31/2020	$11,499	$12,325	$11,805
4/30/2020	$11,163	$12,014	$11,657
5/31/2020	$11,479	$12,461	$12,028
6/30/2020	$11,820	$12,798	$12,126
7/31/2020	$12,056	$13,093	$12,331
8/31/2020	$12,077	$13,089	$12,273
9/30/2020	$12,087	$13,098	$12,275
10/31/2020	$12,097	$13,096	$12,239
11/30/2020	$12,336	$13,364	$12,423
12/31/2020	$12,507	$13,546	$12,499
1/31/2021	$12,640	$13,750	$12,579
2/28/2021	$12,461	$13,577	$12,379
3/31/2021	$12,572	$13,698	$12,455
4/30/2021	$12,738	$13,865	$12,560
5/31/2021	$12,860	$13,977	$12,597
6/30/2021	$13,019	$14,099	$12,632
7/31/2021	$13,131	$14,247	$12,736
8/31/2021	$13,090	$14,212	$12,690
9/30/2021	$12,980	$14,116	$12,598
10/31/2021	$12,880	$14,065	$12,561
11/30/2021	$13,027	$14,223	$12,668
12/31/2021	$13,032	$14,255	$12,689
1/31/2022	$12,730	$13,859	$12,341
2/28/2022	$12,558	$13,820	$12,297
3/31/2022	$12,114	$13,341	$11,898
4/30/2022	$11,704	$12,909	$11,569
5/31/2022	$11,877	$13,071	$11,741
6/30/2022	$11,521	$12,735	$11,549
7/31/2022	$11,912	$13,155	$11,854
8/31/2022	$11,678	$12,864	$11,594
9/30/2022	$11,128	$12,191	$11,149
10/31/2022	$10,929	$12,000	$11,057
11/30/2022	$11,450	$12,644	$11,574
12/31/2022	$11,385	$12,646	$11,607
1/31/2023	$11,748	$13,128	$11,940
2/28/2023	$11,488	$12,762	$11,670
3/31/2023	$11,631	$12,995	$11,929
4/30/2023	$11,676	$13,028	$11,902
5/31/2023	$11,611	$12,928	$11,799
6/30/2023	$11,744	$13,118	$11,917
7/31/2023	$11,761	$13,190	$11,964
8/31/2023	$11,628	$12,994	$11,792
9/30/2023	$11,243	$12,577	$11,446
10/31/2023	$10,983	$12,413	$11,349
11/30/2023	$11,736	$13,305	$12,069
12/31/2023	$12,062	$13,669	$12,350
1/31/2024	$12,121	$13,603	$12,287
2/29/2024	$12,207	$13,674	$12,303
3/31/2024	$12,281	$13,771	$12,302
4/30/2024	$12,135	$13,652	$12,150
5/31/2024	$12,208	$13,698	$12,114
6/30/2024	$12,475	$13,983	$12,300
7/31/2024	$12,582	$14,126	$12,412
8/31/2024	$12,681	$14,271	$12,510
9/30/2024	$12,846	$14,404	$12,633
10/31/2024	$12,693	$14,189	$12,449
11/30/2024	$12,884	$14,470	$12,664
12/31/2024	$12,717	$14,241	$12,480
1/31/2025	$12,774	$14,334	$12,542
2/28/2025	$12,914	$14,498	$12,667
3/31/2025	$12,706	$14,298	$12,452
4/30/2025	$12,457	$14,099	$12,352
5/31/2025	$12,394	$14,109	$12,360
6/30/2025	$12,455	$14,193	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	(0.92)	0.75	2.22
Class C with Load	(1.92)	0.75	2.22
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 195,093,854
Holdings Count | Holding		197
Advisory Fees Paid, Amount		$ 674,282
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000122981
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Class A
Trading Symbol		WHYMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$79	0.79%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$9,548	$10,000	$10,000
7/31/2015	$9,603	$9,997	$10,072
8/31/2015	$9,604	$10,029	$10,092
9/30/2015	$9,689	$10,186	$10,165
10/31/2015	$9,765	$10,277	$10,206
11/30/2015	$9,840	$10,318	$10,246
12/31/2015	$9,959	$10,356	$10,318
1/31/2016	$10,062	$10,441	$10,441
2/29/2016	$10,071	$10,516	$10,458
3/31/2016	$10,134	$10,596	$10,491
4/30/2016	$10,219	$10,666	$10,568
5/31/2016	$10,300	$10,762	$10,597
6/30/2016	$10,449	$11,031	$10,765
7/31/2016	$10,454	$11,077	$10,772
8/31/2016	$10,491	$11,107	$10,786
9/30/2016	$10,461	$11,102	$10,733
10/31/2016	$10,356	$10,973	$10,620
11/30/2016	$9,854	$10,417	$10,224
12/31/2016	$9,920	$10,553	$10,344
1/31/2017	$9,923	$10,669	$10,412
2/28/2017	$10,014	$10,852	$10,484
3/31/2017	$10,106	$10,876	$10,507
4/30/2017	$10,207	$10,952	$10,583
5/31/2017	$10,358	$11,122	$10,751
6/30/2017	$10,369	$11,091	$10,713
7/31/2017	$10,460	$11,171	$10,799
8/31/2017	$10,591	$11,297	$10,882
9/30/2017	$10,602	$11,238	$10,826
10/31/2017	$10,645	$11,267	$10,853
11/30/2017	$10,649	$11,260	$10,795
12/31/2017	$10,785	$11,395	$10,907
1/31/2018	$10,740	$11,277	$10,779
2/28/2018	$10,735	$11,269	$10,747
3/31/2018	$10,813	$11,384	$10,787
4/30/2018	$10,829	$11,399	$10,748
5/31/2018	$10,967	$11,594	$10,871
6/30/2018	$11,002	$11,632	$10,880
7/31/2018	$11,057	$11,668	$10,907
8/31/2018	$11,091	$11,736	$10,935
9/30/2018	$11,071	$11,678	$10,864
10/31/2018	$11,007	$11,562	$10,797
11/30/2018	$11,064	$11,662	$10,917
12/31/2018	$11,162	$11,778	$11,047
1/31/2019	$11,228	$11,861	$11,131
2/28/2019	$11,307	$11,924	$11,190
3/31/2019	$11,492	$12,185	$11,367
4/30/2019	$11,572	$12,244	$11,410
5/31/2019	$11,749	$12,431	$11,567
6/30/2019	$11,820	$12,488	$11,610
7/31/2019	$11,902	$12,575	$11,704
8/31/2019	$12,114	$12,836	$11,888
9/30/2019	$12,088	$12,779	$11,793
10/31/2019	$12,117	$12,805	$11,814
11/30/2019	$12,157	$12,848	$11,844
12/31/2019	$12,196	$12,886	$11,880
1/31/2020	$12,379	$13,169	$12,093
2/29/2020	$12,562	$13,404	$12,249
3/31/2020	$11,376	$12,325	$11,805
4/30/2020	$11,050	$12,014	$11,657
5/31/2020	$11,371	$12,461	$12,028
6/30/2020	$11,716	$12,798	$12,126
7/31/2020	$11,957	$13,093	$12,331
8/31/2020	$11,974	$13,089	$12,273
9/30/2020	$12,004	$13,098	$12,275
10/31/2020	$12,021	$13,096	$12,239
11/30/2020	$12,266	$13,364	$12,423
12/31/2020	$12,432	$13,546	$12,499
1/31/2021	$12,584	$13,750	$12,579
2/28/2021	$12,402	$13,577	$12,379
3/31/2021	$12,520	$13,698	$12,455
4/30/2021	$12,706	$13,865	$12,560
5/31/2021	$12,835	$13,977	$12,597
6/30/2021	$13,002	$14,099	$12,632
7/31/2021	$13,122	$14,247	$12,736
8/31/2021	$13,090	$14,212	$12,690
9/30/2021	$12,976	$14,116	$12,598
10/31/2021	$12,896	$14,065	$12,561
11/30/2021	$13,051	$14,223	$12,668
12/31/2021	$13,065	$14,255	$12,689
1/31/2022	$12,757	$13,859	$12,341
2/28/2022	$12,604	$13,820	$12,297
3/31/2022	$12,167	$13,341	$11,898
4/30/2022	$11,762	$12,909	$11,569
5/31/2022	$11,943	$13,071	$11,741
6/30/2022	$11,592	$12,735	$11,549
7/31/2022	$11,994	$13,155	$11,854
8/31/2022	$11,766	$12,864	$11,594
9/30/2022	$11,219	$12,191	$11,149
10/31/2022	$11,025	$12,000	$11,057
11/30/2022	$11,557	$12,644	$11,574
12/31/2022	$11,499	$12,646	$11,607
1/31/2023	$11,874	$13,128	$11,940
2/28/2023	$11,617	$12,762	$11,670
3/31/2023	$11,770	$12,995	$11,929
4/30/2023	$11,822	$13,028	$11,902
5/31/2023	$11,763	$12,928	$11,799
6/30/2023	$11,906	$13,118	$11,917
7/31/2023	$11,923	$13,190	$11,964
8/31/2023	$11,788	$12,994	$11,792
9/30/2023	$11,398	$12,577	$11,446
10/31/2023	$11,134	$12,413	$11,349
11/30/2023	$11,898	$13,305	$12,069
12/31/2023	$12,228	$13,669	$12,350
1/31/2024	$12,288	$13,603	$12,287
2/29/2024	$12,376	$13,674	$12,303
3/31/2024	$12,450	$13,771	$12,302
4/30/2024	$12,302	$13,652	$12,150
5/31/2024	$12,376	$13,698	$12,114
6/30/2024	$12,647	$13,983	$12,300
7/31/2024	$12,755	$14,126	$12,412
8/31/2024	$12,855	$14,271	$12,510
9/30/2024	$13,023	$14,404	$12,633
10/31/2024	$12,868	$14,189	$12,449
11/30/2024	$13,061	$14,470	$12,664
12/31/2024	$12,892	$14,241	$12,480
1/31/2025	$12,950	$14,334	$12,542
2/28/2025	$13,092	$14,498	$12,667
3/31/2025	$12,881	$14,298	$12,452
4/30/2025	$12,628	$14,099	$12,352
5/31/2025	$12,565	$14,109	$12,360
6/30/2025	$12,626	$14,193	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(0.16)	1.51	2.83
Class A with Load	(4.65)	0.58	2.36
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 195,093,854
Holdings Count | Holding		197
Advisory Fees Paid, Amount		$ 674,282
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000122979
Shareholder Report [Line Items]
Fund Name		High Yield Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WHYDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$68	0.68%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,069	$9,997	$10,072
8/31/2015	$10,071	$10,029	$10,092
9/30/2015	$10,160	$10,186	$10,165
10/31/2015	$10,231	$10,277	$10,206
11/30/2015	$10,311	$10,318	$10,246
12/31/2015	$10,436	$10,356	$10,318
1/31/2016	$10,555	$10,441	$10,441
2/29/2016	$10,555	$10,516	$10,458
3/31/2016	$10,623	$10,596	$10,491
4/30/2016	$10,722	$10,666	$10,568
5/31/2016	$10,798	$10,762	$10,597
6/30/2016	$10,965	$11,031	$10,765
7/31/2016	$10,961	$11,077	$10,772
8/31/2016	$11,001	$11,107	$10,786
9/30/2016	$10,981	$11,102	$10,733
10/31/2016	$10,871	$10,973	$10,620
11/30/2016	$10,335	$10,417	$10,224
12/31/2016	$10,406	$10,553	$10,344
1/31/2017	$10,420	$10,669	$10,412
2/28/2017	$10,506	$10,852	$10,484
3/31/2017	$10,603	$10,876	$10,507
4/30/2017	$10,710	$10,952	$10,583
5/31/2017	$10,880	$11,122	$10,751
6/30/2017	$10,882	$11,091	$10,713
7/31/2017	$10,978	$11,171	$10,799
8/31/2017	$11,117	$11,297	$10,882
9/30/2017	$11,129	$11,238	$10,826
10/31/2017	$11,175	$11,267	$10,853
11/30/2017	$11,180	$11,260	$10,795
12/31/2017	$11,335	$11,395	$10,907
1/31/2018	$11,288	$11,277	$10,779
2/28/2018	$11,274	$11,269	$10,747
3/31/2018	$11,356	$11,384	$10,787
4/30/2018	$11,374	$11,399	$10,748
5/31/2018	$11,521	$11,594	$10,871
6/30/2018	$11,558	$11,632	$10,880
7/31/2018	$11,617	$11,668	$10,907
8/31/2018	$11,664	$11,736	$10,935
9/30/2018	$11,634	$11,678	$10,864
10/31/2018	$11,567	$11,562	$10,797
11/30/2018	$11,628	$11,662	$10,917
12/31/2018	$11,732	$11,778	$11,047
1/31/2019	$11,802	$11,861	$11,131
2/28/2019	$11,886	$11,924	$11,190
3/31/2019	$12,082	$12,185	$11,367
4/30/2019	$12,178	$12,244	$11,410
5/31/2019	$12,354	$12,431	$11,567
6/30/2019	$12,441	$12,488	$11,610
7/31/2019	$12,528	$12,575	$11,704
8/31/2019	$12,752	$12,836	$11,888
9/30/2019	$12,726	$12,779	$11,793
10/31/2019	$12,746	$12,805	$11,814
11/30/2019	$12,789	$12,848	$11,844
12/31/2019	$12,832	$12,886	$11,880
1/31/2020	$13,025	$13,169	$12,093
2/29/2020	$13,219	$13,404	$12,249
3/31/2020	$11,972	$12,325	$11,805
4/30/2020	$11,630	$12,014	$11,657
5/31/2020	$11,968	$12,461	$12,028
6/30/2020	$12,332	$12,798	$12,126
7/31/2020	$12,599	$13,093	$12,331
8/31/2020	$12,618	$13,089	$12,273
9/30/2020	$12,638	$13,098	$12,275
10/31/2020	$12,658	$13,096	$12,239
11/30/2020	$12,917	$13,364	$12,423
12/31/2020	$13,105	$13,546	$12,499
1/31/2021	$13,254	$13,750	$12,579
2/28/2021	$13,076	$13,577	$12,379
3/31/2021	$13,201	$13,698	$12,455
4/30/2021	$13,386	$13,865	$12,560
5/31/2021	$13,524	$13,977	$12,597
6/30/2021	$13,700	$14,099	$12,632
7/31/2021	$13,840	$14,247	$12,736
8/31/2021	$13,796	$14,212	$12,690
9/30/2021	$13,689	$14,116	$12,598
10/31/2021	$13,607	$14,065	$12,561
11/30/2021	$13,759	$14,223	$12,668
12/31/2021	$13,787	$14,255	$12,689
1/31/2022	$13,464	$13,859	$12,341
2/28/2022	$13,304	$13,820	$12,297
3/31/2022	$12,844	$13,341	$11,898
4/30/2022	$12,405	$12,909	$11,569
5/31/2022	$12,598	$13,071	$11,741
6/30/2022	$12,241	$12,735	$11,549
7/31/2022	$12,654	$13,155	$11,854
8/31/2022	$12,414	$12,864	$11,594
9/30/2022	$11,839	$12,191	$11,149
10/31/2022	$11,635	$12,000	$11,057
11/30/2022	$12,198	$12,644	$11,574
12/31/2022	$12,151	$12,646	$11,607
1/31/2023	$12,534	$13,128	$11,940
2/28/2023	$12,264	$12,762	$11,670
3/31/2023	$12,426	$12,995	$11,929
4/30/2023	$12,483	$13,028	$11,902
5/31/2023	$12,422	$12,928	$11,799
6/30/2023	$12,573	$13,118	$11,917
7/31/2023	$12,606	$13,190	$11,964
8/31/2023	$12,464	$12,994	$11,792
9/30/2023	$12,039	$12,577	$11,446
10/31/2023	$11,762	$12,413	$11,349
11/30/2023	$12,570	$13,305	$12,069
12/31/2023	$12,920	$13,669	$12,350
1/31/2024	$12,998	$13,603	$12,287
2/29/2024	$13,078	$13,674	$12,303
3/31/2024	$13,158	$13,771	$12,302
4/30/2024	$13,003	$13,652	$12,150
5/31/2024	$13,082	$13,698	$12,114
6/30/2024	$13,383	$13,983	$12,300
7/31/2024	$13,484	$14,126	$12,412
8/31/2024	$13,592	$14,271	$12,510
9/30/2024	$13,770	$14,404	$12,633
10/31/2024	$13,622	$14,189	$12,449
11/30/2024	$13,813	$14,470	$12,664
12/31/2024	$13,635	$14,241	$12,480
1/31/2025	$13,697	$14,334	$12,542
2/28/2025	$13,849	$14,498	$12,667
3/31/2025	$13,627	$14,298	$12,452
4/30/2025	$13,375	$14,099	$12,352
5/31/2025	$13,310	$14,109	$12,360
6/30/2025	$13,362	$14,193	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	(0.16)	1.62	2.94
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 195,093,854
Holdings Count | Holding		197
Advisory Fees Paid, Amount		$ 674,282
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000064976
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Institutional Class
Trading Symbol		WITIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.35%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,055	$10,061	$10,072
8/31/2015	$10,058	$10,080	$10,092
9/30/2015	$10,133	$10,151	$10,165
10/31/2015	$10,172	$10,190	$10,206
11/30/2015	$10,211	$10,211	$10,246
12/31/2015	$10,285	$10,265	$10,318
1/31/2016	$10,386	$10,387	$10,441
2/29/2016	$10,381	$10,405	$10,458
3/31/2016	$10,411	$10,415	$10,491
4/30/2016	$10,477	$10,478	$10,568
5/31/2016	$10,480	$10,482	$10,597
6/30/2016	$10,626	$10,612	$10,765
7/31/2016	$10,629	$10,626	$10,772
8/31/2016	$10,633	$10,630	$10,786
9/30/2016	$10,592	$10,592	$10,733
10/31/2016	$10,514	$10,506	$10,620
11/30/2016	$10,122	$10,167	$10,224
12/31/2016	$10,207	$10,266	$10,344
1/31/2017	$10,248	$10,338	$10,412
2/28/2017	$10,299	$10,407	$10,484
3/31/2017	$10,321	$10,425	$10,507
4/30/2017	$10,408	$10,499	$10,583
5/31/2017	$10,541	$10,637	$10,751
6/30/2017	$10,509	$10,596	$10,713
7/31/2017	$10,586	$10,674	$10,799
8/31/2017	$10,683	$10,744	$10,882
9/30/2017	$10,650	$10,694	$10,826
10/31/2017	$10,655	$10,710	$10,853
11/30/2017	$10,604	$10,623	$10,795
12/31/2017	$10,683	$10,711	$10,907
1/31/2018	$10,595	$10,617	$10,779
2/28/2018	$10,563	$10,590	$10,747
3/31/2018	$10,577	$10,613	$10,787
4/30/2018	$10,554	$10,585	$10,748
5/31/2018	$10,653	$10,684	$10,871
6/30/2018	$10,658	$10,703	$10,880
7/31/2018	$10,682	$10,737	$10,907
8/31/2018	$10,697	$10,756	$10,935
9/30/2018	$10,646	$10,697	$10,864
10/31/2018	$10,595	$10,653	$10,797
11/30/2018	$10,706	$10,761	$10,917
12/31/2018	$10,807	$10,880	$11,047
1/31/2019	$10,898	$10,972	$11,131
2/28/2019	$10,962	$11,025	$11,190
3/31/2019	$11,082	$11,153	$11,367
4/30/2019	$11,107	$11,176	$11,410
5/31/2019	$11,246	$11,312	$11,567
6/30/2019	$11,290	$11,359	$11,610
7/31/2019	$11,372	$11,448	$11,704
8/31/2019	$11,511	$11,581	$11,888
9/30/2019	$11,428	$11,487	$11,793
10/31/2019	$11,442	$11,517	$11,814
11/30/2019	$11,456	$11,544	$11,844
12/31/2019	$11,488	$11,580	$11,880
1/31/2020	$11,666	$11,758	$12,093
2/29/2020	$11,796	$11,869	$12,249
3/31/2020	$11,368	$11,523	$11,805
4/30/2020	$11,253	$11,441	$11,657
5/31/2020	$11,532	$11,765	$12,028
6/30/2020	$11,625	$11,833	$12,126
7/31/2020	$11,776	$11,999	$12,331
8/31/2020	$11,769	$11,959	$12,273
9/30/2020	$11,773	$11,969	$12,275
10/31/2020	$11,756	$11,939	$12,239
11/30/2020	$11,881	$12,071	$12,423
12/31/2020	$11,965	$12,128	$12,499
1/31/2021	$12,041	$12,186	$12,579
2/28/2021	$11,895	$12,032	$12,379
3/31/2021	$11,949	$12,089	$12,455
4/30/2021	$12,042	$12,165	$12,560
5/31/2021	$12,076	$12,182	$12,597
6/30/2021	$12,110	$12,198	$12,632
7/31/2021	$12,185	$12,287	$12,736
8/31/2021	$12,159	$12,262	$12,690
9/30/2021	$12,081	$12,187	$12,598
10/31/2021	$12,063	$12,151	$12,561
11/30/2021	$12,127	$12,216	$12,668
12/31/2021	$12,140	$12,233	$12,689
1/31/2022	$11,856	$11,934	$12,341
2/28/2022	$11,789	$11,897	$12,297
3/31/2022	$11,495	$11,581	$11,898
4/30/2022	$11,262	$11,338	$11,569
5/31/2022	$11,391	$11,498	$11,741
6/30/2022	$11,282	$11,401	$11,549
7/31/2022	$11,505	$11,655	$11,854
8/31/2022	$11,323	$11,454	$11,594
9/30/2022	$11,036	$11,106	$11,149
10/31/2022	$10,999	$11,064	$11,057
11/30/2022	$11,342	$11,452	$11,574
12/31/2022	$11,390	$11,505	$11,607
1/31/2023	$11,628	$11,764	$11,940
2/28/2023	$11,425	$11,543	$11,670
3/31/2023	$11,612	$11,767	$11,929
4/30/2023	$11,609	$11,734	$11,902
5/31/2023	$11,522	$11,631	$11,799
6/30/2023	$11,605	$11,718	$11,917
7/31/2023	$11,625	$11,764	$11,964
8/31/2023	$11,548	$11,646	$11,792
9/30/2023	$11,321	$11,384	$11,446
10/31/2023	$11,233	$11,337	$11,349
11/30/2023	$11,751	$11,885	$12,069
12/31/2023	$11,968	$12,110	$12,350
1/31/2024	$11,956	$12,064	$12,287
2/29/2024	$11,976	$12,076	$12,303
3/31/2024	$11,985	$12,075	$12,302
4/30/2024	$11,896	$11,951	$12,150
5/31/2024	$11,861	$11,880	$12,114
6/30/2024	$12,014	$12,034	$12,300
7/31/2024	$12,101	$12,140	$12,412
8/31/2024	$12,188	$12,248	$12,510
9/30/2024	$12,298	$12,348	$12,633
10/31/2024	$12,163	$12,191	$12,449
11/30/2024	$12,318	$12,341	$12,664
12/31/2024	$12,205	$12,217	$12,480
1/31/2025	$12,271	$12,300	$12,542
2/28/2025	$12,371	$12,421	$12,667
3/31/2025	$12,235	$12,264	$12,452
4/30/2025	$12,166	$12,189	$12,352
5/31/2025	$12,187	$12,257	$12,360
6/30/2025	$12,277	$12,351	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	2.19	1.10	2.07
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 908,997,970
Holdings Count | Holding		525
Advisory Fees Paid, Amount		$ 2,203,165
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.19	1.10	2.07
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000205243
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class R6
Trading Symbol		WFRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.30%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,055	$10,061	$10,072
8/31/2015	$10,058	$10,080	$10,092
9/30/2015	$10,133	$10,151	$10,165
10/31/2015	$10,172	$10,190	$10,206
11/30/2015	$10,211	$10,211	$10,246
12/31/2015	$10,285	$10,265	$10,318
1/31/2016	$10,386	$10,387	$10,441
2/29/2016	$10,381	$10,405	$10,458
3/31/2016	$10,411	$10,415	$10,491
4/30/2016	$10,477	$10,478	$10,568
5/31/2016	$10,480	$10,482	$10,597
6/30/2016	$10,626	$10,612	$10,765
7/31/2016	$10,629	$10,626	$10,772
8/31/2016	$10,633	$10,630	$10,786
9/30/2016	$10,592	$10,592	$10,733
10/31/2016	$10,514	$10,506	$10,620
11/30/2016	$10,122	$10,167	$10,224
12/31/2016	$10,207	$10,266	$10,344
1/31/2017	$10,248	$10,338	$10,412
2/28/2017	$10,299	$10,407	$10,484
3/31/2017	$10,321	$10,425	$10,507
4/30/2017	$10,408	$10,499	$10,583
5/31/2017	$10,541	$10,637	$10,751
6/30/2017	$10,509	$10,596	$10,713
7/31/2017	$10,586	$10,674	$10,799
8/31/2017	$10,683	$10,744	$10,882
9/30/2017	$10,650	$10,694	$10,826
10/31/2017	$10,655	$10,710	$10,853
11/30/2017	$10,604	$10,623	$10,795
12/31/2017	$10,683	$10,711	$10,907
1/31/2018	$10,595	$10,617	$10,779
2/28/2018	$10,563	$10,590	$10,747
3/31/2018	$10,577	$10,613	$10,787
4/30/2018	$10,554	$10,585	$10,748
5/31/2018	$10,653	$10,684	$10,871
6/30/2018	$10,658	$10,703	$10,880
7/31/2018	$10,682	$10,737	$10,907
8/31/2018	$10,697	$10,756	$10,935
9/30/2018	$10,647	$10,697	$10,864
10/31/2018	$10,597	$10,653	$10,797
11/30/2018	$10,698	$10,761	$10,917
12/31/2018	$10,809	$10,880	$11,047
1/31/2019	$10,901	$10,972	$11,131
2/28/2019	$10,956	$11,025	$11,190
3/31/2019	$11,076	$11,153	$11,367
4/30/2019	$11,111	$11,176	$11,410
5/31/2019	$11,241	$11,312	$11,567
6/30/2019	$11,285	$11,359	$11,610
7/31/2019	$11,377	$11,448	$11,704
8/31/2019	$11,508	$11,581	$11,888
9/30/2019	$11,435	$11,487	$11,793
10/31/2019	$11,440	$11,517	$11,814
11/30/2019	$11,463	$11,544	$11,844
12/31/2019	$11,496	$11,580	$11,880
1/31/2020	$11,675	$11,758	$12,093
2/29/2020	$11,796	$11,869	$12,249
3/31/2020	$11,367	$11,523	$11,805
4/30/2020	$11,263	$11,441	$11,657
5/31/2020	$11,543	$11,765	$12,028
6/30/2020	$11,636	$11,833	$12,126
7/31/2020	$11,788	$11,999	$12,331
8/31/2020	$11,772	$11,959	$12,273
9/30/2020	$11,776	$11,969	$12,275
10/31/2020	$11,770	$11,939	$12,239
11/30/2020	$11,895	$12,071	$12,423
12/31/2020	$11,970	$12,128	$12,499
1/31/2021	$12,056	$12,186	$12,579
2/28/2021	$11,900	$12,032	$12,379
3/31/2021	$11,965	$12,089	$12,455
4/30/2021	$12,059	$12,165	$12,560
5/31/2021	$12,093	$12,182	$12,597
6/30/2021	$12,118	$12,198	$12,632
7/31/2021	$12,204	$12,287	$12,736
8/31/2021	$12,178	$12,262	$12,690
9/30/2021	$12,100	$12,187	$12,598
10/31/2021	$12,073	$12,151	$12,561
11/30/2021	$12,148	$12,216	$12,668
12/31/2021	$12,151	$12,233	$12,689
1/31/2022	$11,866	$11,934	$12,341
2/28/2022	$11,800	$11,897	$12,297
3/31/2022	$11,506	$11,581	$11,898
4/30/2022	$11,273	$11,338	$11,569
5/31/2022	$11,413	$11,498	$11,741
6/30/2022	$11,305	$11,401	$11,549
7/31/2022	$11,528	$11,655	$11,854
8/31/2022	$11,346	$11,454	$11,594
9/30/2022	$11,059	$11,106	$11,149
10/31/2022	$11,023	$11,064	$11,057
11/30/2022	$11,356	$11,452	$11,574
12/31/2022	$11,405	$11,505	$11,607
1/31/2023	$11,655	$11,764	$11,940
2/28/2023	$11,451	$11,543	$11,670
3/31/2023	$11,639	$11,767	$11,929
4/30/2023	$11,637	$11,734	$11,902
5/31/2023	$11,539	$11,631	$11,799
6/30/2023	$11,623	$11,718	$11,917
7/31/2023	$11,654	$11,764	$11,964
8/31/2023	$11,578	$11,646	$11,792
9/30/2023	$11,339	$11,384	$11,446
10/31/2023	$11,252	$11,337	$11,349
11/30/2023	$11,772	$11,885	$12,069
12/31/2023	$12,000	$12,110	$12,350
1/31/2024	$11,989	$12,064	$12,287
2/29/2024	$11,999	$12,076	$12,303
3/31/2024	$12,008	$12,075	$12,302
4/30/2024	$11,930	$11,951	$12,150
5/31/2024	$11,896	$11,880	$12,114
6/30/2024	$12,039	$12,034	$12,300
7/31/2024	$12,137	$12,140	$12,412
8/31/2024	$12,225	$12,248	$12,510
9/30/2024	$12,325	$12,348	$12,633
10/31/2024	$12,201	$12,191	$12,449
11/30/2024	$12,346	$12,341	$12,664
12/31/2024	$12,244	$12,217	$12,480
1/31/2025	$12,299	$12,300	$12,542
2/28/2025	$12,412	$12,421	$12,667
3/31/2025	$12,264	$12,264	$12,452
4/30/2025	$12,207	$12,189	$12,352
5/31/2025	$12,229	$12,257	$12,360
6/30/2025	$12,320	$12,351	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.33	1.15	2.11
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 908,997,970
Holdings Count | Holding		525
Advisory Fees Paid, Amount		$ 2,203,165
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.33	1.15	2.11
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000053353
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class C
Trading Symbol		WFTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$143	1.42%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,046	$10,061	$10,072
8/31/2015	$10,041	$10,080	$10,092
9/30/2015	$10,107	$10,151	$10,165
10/31/2015	$10,137	$10,190	$10,206
11/30/2015	$10,177	$10,211	$10,246
12/31/2015	$10,233	$10,265	$10,318
1/31/2016	$10,325	$10,387	$10,441
2/29/2016	$10,312	$10,405	$10,458
3/31/2016	$10,342	$10,415	$10,491
4/30/2016	$10,390	$10,478	$10,568
5/31/2016	$10,393	$10,482	$10,597
6/30/2016	$10,520	$10,612	$10,765
7/31/2016	$10,514	$10,626	$10,772
8/31/2016	$10,518	$10,630	$10,786
9/30/2016	$10,469	$10,592	$10,733
10/31/2016	$10,383	$10,506	$10,620
11/30/2016	$9,987	$10,167	$10,224
12/31/2016	$10,062	$10,266	$10,344
1/31/2017	$10,094	$10,338	$10,412
2/28/2017	$10,128	$10,407	$10,484
3/31/2017	$10,150	$10,425	$10,507
4/30/2017	$10,227	$10,499	$10,583
5/31/2017	$10,340	$10,637	$10,751
6/30/2017	$10,309	$10,596	$10,713
7/31/2017	$10,367	$10,674	$10,799
8/31/2017	$10,453	$10,744	$10,882
9/30/2017	$10,413	$10,694	$10,826
10/31/2017	$10,417	$10,710	$10,853
11/30/2017	$10,349	$10,623	$10,795
12/31/2017	$10,427	$10,711	$10,907
1/31/2018	$10,323	$10,617	$10,779
2/28/2018	$10,284	$10,590	$10,747
3/31/2018	$10,298	$10,613	$10,787
4/30/2018	$10,267	$10,585	$10,748
5/31/2018	$10,346	$10,684	$10,871
6/30/2018	$10,342	$10,703	$10,880
7/31/2018	$10,365	$10,737	$10,907
8/31/2018	$10,371	$10,756	$10,935
9/30/2018	$10,314	$10,697	$10,864
10/31/2018	$10,256	$10,653	$10,797
11/30/2018	$10,345	$10,761	$10,917
12/31/2018	$10,443	$10,880	$11,047
1/31/2019	$10,523	$10,972	$11,131
2/28/2019	$10,567	$11,025	$11,190
3/31/2019	$10,674	$11,153	$11,367
4/30/2019	$10,698	$11,176	$11,410
5/31/2019	$10,814	$11,312	$11,567
6/30/2019	$10,847	$11,359	$11,610
7/31/2019	$10,917	$11,448	$11,704
8/31/2019	$11,042	$11,581	$11,888
9/30/2019	$10,953	$11,487	$11,793
10/31/2019	$10,957	$11,517	$11,814
11/30/2019	$10,961	$11,544	$11,844
12/31/2019	$10,982	$11,580	$11,880
1/31/2020	$11,143	$11,758	$12,093
2/29/2020	$11,259	$11,869	$12,249
3/31/2020	$10,840	$11,523	$11,805
4/30/2020	$10,722	$11,441	$11,657
5/31/2020	$10,989	$11,765	$12,028
6/30/2020	$11,058	$11,833	$12,126
7/31/2020	$11,193	$11,999	$12,331
8/31/2020	$11,177	$11,959	$12,273
9/30/2020	$11,171	$11,969	$12,275
10/31/2020	$11,146	$11,939	$12,239
11/30/2020	$11,264	$12,071	$12,423
12/31/2020	$11,325	$12,128	$12,499
1/31/2021	$11,397	$12,186	$12,579
2/28/2021	$11,240	$12,032	$12,379
3/31/2021	$11,291	$12,089	$12,455
4/30/2021	$11,370	$12,165	$12,560
5/31/2021	$11,392	$12,182	$12,597
6/30/2021	$11,406	$12,198	$12,632
7/31/2021	$11,467	$12,287	$12,736
8/31/2021	$11,442	$12,262	$12,690
9/30/2021	$11,359	$12,187	$12,598
10/31/2021	$11,323	$12,151	$12,561
11/30/2021	$11,374	$12,216	$12,668
12/31/2021	$11,377	$12,233	$12,689
1/31/2022	$11,099	$11,934	$12,341
2/28/2022	$11,029	$11,897	$12,297
3/31/2022	$10,743	$11,581	$11,898
4/30/2022	$10,517	$11,338	$11,569
5/31/2022	$10,638	$11,498	$11,741
6/30/2022	$10,528	$11,401	$11,549
7/31/2022	$10,717	$11,655	$11,854
8/31/2022	$10,548	$11,454	$11,594
9/30/2022	$10,262	$11,106	$11,149
10/31/2022	$10,219	$11,064	$11,057
11/30/2022	$10,529	$11,452	$11,574
12/31/2022	$10,565	$11,505	$11,607
1/31/2023	$10,777	$11,764	$11,940
2/28/2023	$10,590	$11,543	$11,670
3/31/2023	$10,745	$11,767	$11,929
4/30/2023	$10,733	$11,734	$11,902
5/31/2023	$10,642	$11,631	$11,799
6/30/2023	$10,710	$11,718	$11,917
7/31/2023	$10,735	$11,764	$11,964
8/31/2023	$10,651	$11,646	$11,792
9/30/2023	$10,438	$11,384	$11,446
10/31/2023	$10,354	$11,337	$11,349
11/30/2023	$10,831	$11,885	$12,069
12/31/2023	$11,027	$12,110	$12,350
1/31/2024	$11,023	$12,064	$12,287
2/29/2024	$11,029	$12,076	$12,303
3/31/2024	$11,034	$12,075	$12,302
4/30/2024	$10,949	$11,951	$12,150
5/31/2024	$10,924	$11,880	$12,114
6/30/2024	$11,052	$12,034	$12,300
7/31/2024	$11,139	$12,140	$12,412
8/31/2024	$11,216	$12,248	$12,510
9/30/2024	$11,305	$12,348	$12,633
10/31/2024	$11,177	$12,191	$12,449
11/30/2024	$11,317	$12,341	$12,664
12/31/2024	$11,220	$12,217	$12,480
1/31/2025	$11,267	$12,300	$12,542
2/28/2025	$11,368	$12,421	$12,667
3/31/2025	$11,229	$12,264	$12,452
4/30/2025	$11,173	$12,189	$12,352
5/31/2025	$11,179	$12,257	$12,360
6/30/2025	$11,259	$12,351	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	1.19	0.08	1.19
Class C with Load	0.19	0.08	1.19
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 908,997,970
Holdings Count | Holding		525
Advisory Fees Paid, Amount		$ 2,203,165
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.19	0.08	1.19
Class C with Load	0.19	0.08	1.19
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000053352
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Class A
Trading Symbol		WFTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$67	0.66%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$9,700	$10,000	$10,000
7/31/2015	$9,751	$10,061	$10,072
8/31/2015	$9,752	$10,080	$10,092
9/30/2015	$9,822	$10,151	$10,165
10/31/2015	$9,858	$10,190	$10,206
11/30/2015	$9,902	$10,211	$10,246
12/31/2015	$9,964	$10,265	$10,318
1/31/2016	$10,059	$10,387	$10,441
2/29/2016	$10,052	$10,405	$10,458
3/31/2016	$10,088	$10,415	$10,491
4/30/2016	$10,141	$10,478	$10,568
5/31/2016	$10,151	$10,482	$10,597
6/30/2016	$10,281	$10,612	$10,765
7/31/2016	$10,282	$10,626	$10,772
8/31/2016	$10,292	$10,630	$10,786
9/30/2016	$10,250	$10,592	$10,733
10/31/2016	$10,173	$10,506	$10,620
11/30/2016	$9,791	$10,167	$10,224
12/31/2016	$9,871	$10,266	$10,344
1/31/2017	$9,909	$10,338	$10,412
2/28/2017	$9,947	$10,407	$10,484
3/31/2017	$9,976	$10,425	$10,507
4/30/2017	$10,057	$10,499	$10,583
5/31/2017	$10,174	$10,637	$10,751
6/30/2017	$10,150	$10,596	$10,713
7/31/2017	$10,214	$10,674	$10,799
8/31/2017	$10,305	$10,744	$10,882
9/30/2017	$10,272	$10,694	$10,826
10/31/2017	$10,283	$10,710	$10,853
11/30/2017	$10,222	$10,623	$10,795
12/31/2017	$10,305	$10,711	$10,907
1/31/2018	$10,209	$10,617	$10,779
2/28/2018	$10,177	$10,590	$10,747
3/31/2018	$10,197	$10,613	$10,787
4/30/2018	$10,173	$10,585	$10,748
5/31/2018	$10,257	$10,684	$10,871
6/30/2018	$10,260	$10,703	$10,880
7/31/2018	$10,289	$10,737	$10,907
8/31/2018	$10,302	$10,756	$10,935
9/30/2018	$10,251	$10,697	$10,864
10/31/2018	$10,200	$10,653	$10,797
11/30/2018	$10,295	$10,761	$10,917
12/31/2018	$10,399	$10,880	$11,047
1/31/2019	$10,485	$10,972	$11,131
2/28/2019	$10,535	$11,025	$11,190
3/31/2019	$10,648	$11,153	$11,367
4/30/2019	$10,679	$11,176	$11,410
5/31/2019	$10,802	$11,312	$11,567
6/30/2019	$10,841	$11,359	$11,610
7/31/2019	$10,918	$11,448	$11,704
8/31/2019	$11,050	$11,581	$11,888
9/30/2019	$10,968	$11,487	$11,793
10/31/2019	$10,979	$11,517	$11,814
11/30/2019	$10,989	$11,544	$11,844
12/31/2019	$11,018	$11,580	$11,880
1/31/2020	$11,187	$11,758	$12,093
2/29/2020	$11,309	$11,869	$12,249
3/31/2020	$10,896	$11,523	$11,805
4/30/2020	$10,784	$11,441	$11,657
5/31/2020	$11,059	$11,765	$12,028
6/30/2020	$11,136	$11,833	$12,126
7/31/2020	$11,279	$11,999	$12,331
8/31/2020	$11,270	$11,959	$12,273
9/30/2020	$11,271	$11,969	$12,275
10/31/2020	$11,253	$11,939	$12,239
11/30/2020	$11,379	$12,071	$12,423
12/31/2020	$11,448	$12,128	$12,499
1/31/2021	$11,528	$12,186	$12,579
2/28/2021	$11,376	$12,032	$12,379
3/31/2021	$11,435	$12,089	$12,455
4/30/2021	$11,512	$12,165	$12,560
5/31/2021	$11,552	$12,182	$12,597
6/30/2021	$11,573	$12,198	$12,632
7/31/2021	$11,642	$12,287	$12,736
8/31/2021	$11,624	$12,262	$12,690
9/30/2021	$11,547	$12,187	$12,598
10/31/2021	$11,518	$12,151	$12,561
11/30/2021	$11,577	$12,216	$12,668
12/31/2021	$11,587	$12,233	$12,689
1/31/2022	$11,312	$11,934	$12,341
2/28/2022	$11,247	$11,897	$12,297
3/31/2022	$10,963	$11,581	$11,898
4/30/2022	$10,738	$11,338	$11,569
5/31/2022	$10,869	$11,498	$11,741
6/30/2022	$10,763	$11,401	$11,549
7/31/2022	$10,963	$11,655	$11,854
8/31/2022	$10,797	$11,454	$11,594
9/30/2022	$10,511	$11,106	$11,149
10/31/2022	$10,474	$11,064	$11,057
11/30/2022	$10,798	$11,452	$11,574
12/31/2022	$10,842	$11,505	$11,607
1/31/2023	$11,067	$11,764	$11,940
2/28/2023	$10,881	$11,543	$11,670
3/31/2023	$11,047	$11,767	$11,929
4/30/2023	$11,041	$11,734	$11,902
5/31/2023	$10,955	$11,631	$11,799
6/30/2023	$11,032	$11,718	$11,917
7/31/2023	$11,058	$11,764	$11,964
8/31/2023	$10,971	$11,646	$11,792
9/30/2023	$10,752	$11,384	$11,446
10/31/2023	$10,665	$11,337	$11,349
11/30/2023	$11,156	$11,885	$12,069
12/31/2023	$11,358	$12,110	$12,350
1/31/2024	$11,354	$12,064	$12,287
2/29/2024	$11,360	$12,076	$12,303
3/31/2024	$11,366	$12,075	$12,302
4/30/2024	$11,278	$11,951	$12,150
5/31/2024	$11,252	$11,880	$12,114
6/30/2024	$11,384	$12,034	$12,300
7/31/2024	$11,474	$12,140	$12,412
8/31/2024	$11,553	$12,248	$12,510
9/30/2024	$11,644	$12,348	$12,633
10/31/2024	$11,513	$12,191	$12,449
11/30/2024	$11,657	$12,341	$12,664
12/31/2024	$11,557	$12,217	$12,480
1/31/2025	$11,605	$12,300	$12,542
2/28/2025	$11,709	$12,421	$12,667
3/31/2025	$11,566	$12,264	$12,452
4/30/2025	$11,509	$12,189	$12,352
5/31/2025	$11,515	$12,257	$12,360
6/30/2025	$11,597	$12,351	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	1.87	0.81	1.80
Class A with Load	(1.18)	0.20	1.49
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 908,997,970
Holdings Count | Holding		525
Advisory Fees Paid, Amount		$ 2,203,165
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	1.87	0.81	1.80
Class A with Load	(1.18)	0.20	1.49
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]
C000064977
Shareholder Report [Line Items]
Fund Name		Intermediate Tax/AMT-Free Fund
Class Name		Administrator Class
Trading Symbol		WFITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	0.59%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,054	$10,061	$10,072
8/31/2015	$10,055	$10,080	$10,092
9/30/2015	$10,128	$10,151	$10,165
10/31/2015	$10,166	$10,190	$10,206
11/30/2015	$10,213	$10,211	$10,246
12/31/2015	$10,277	$10,265	$10,318
1/31/2016	$10,376	$10,387	$10,441
2/29/2016	$10,370	$10,405	$10,458
3/31/2016	$10,408	$10,415	$10,491
4/30/2016	$10,463	$10,478	$10,568
5/31/2016	$10,474	$10,482	$10,597
6/30/2016	$10,609	$10,612	$10,765
7/31/2016	$10,611	$10,626	$10,772
8/31/2016	$10,622	$10,630	$10,786
9/30/2016	$10,580	$10,592	$10,733
10/31/2016	$10,501	$10,506	$10,620
11/30/2016	$10,109	$10,167	$10,224
12/31/2016	$10,192	$10,266	$10,344
1/31/2017	$10,231	$10,338	$10,412
2/28/2017	$10,272	$10,407	$10,484
3/31/2017	$10,302	$10,425	$10,507
4/30/2017	$10,387	$10,499	$10,583
5/31/2017	$10,509	$10,637	$10,751
6/30/2017	$10,485	$10,596	$10,713
7/31/2017	$10,552	$10,674	$10,799
8/31/2017	$10,647	$10,744	$10,882
9/30/2017	$10,613	$10,694	$10,826
10/31/2017	$10,616	$10,710	$10,853
11/30/2017	$10,564	$10,623	$10,795
12/31/2017	$10,641	$10,711	$10,907
1/31/2018	$10,552	$10,617	$10,779
2/28/2018	$10,519	$10,590	$10,747
3/31/2018	$10,541	$10,613	$10,787
4/30/2018	$10,508	$10,585	$10,748
5/31/2018	$10,605	$10,684	$10,871
6/30/2018	$10,609	$10,703	$10,880
7/31/2018	$10,640	$10,737	$10,907
8/31/2018	$10,654	$10,756	$10,935
9/30/2018	$10,602	$10,697	$10,864
10/31/2018	$10,550	$10,653	$10,797
11/30/2018	$10,650	$10,761	$10,917
12/31/2018	$10,749	$10,880	$11,047
1/31/2019	$10,838	$10,972	$11,131
2/28/2019	$10,901	$11,025	$11,190
3/31/2019	$11,019	$11,153	$11,367
4/30/2019	$11,042	$11,176	$11,410
5/31/2019	$11,179	$11,312	$11,567
6/30/2019	$11,221	$11,359	$11,610
7/31/2019	$11,301	$11,448	$11,704
8/31/2019	$11,439	$11,581	$11,888
9/30/2019	$11,355	$11,487	$11,793
10/31/2019	$11,367	$11,517	$11,814
11/30/2019	$11,379	$11,544	$11,844
12/31/2019	$11,409	$11,580	$11,880
1/31/2020	$11,585	$11,758	$12,093
2/29/2020	$11,713	$11,869	$12,249
3/31/2020	$11,286	$11,523	$11,805
4/30/2020	$11,171	$11,441	$11,657
5/31/2020	$11,447	$11,765	$12,028
6/30/2020	$11,537	$11,833	$12,126
7/31/2020	$11,686	$11,999	$12,331
8/31/2020	$11,678	$11,959	$12,273
9/30/2020	$11,679	$11,969	$12,275
10/31/2020	$11,662	$11,939	$12,239
11/30/2020	$11,784	$12,071	$12,423
12/31/2020	$11,866	$12,128	$12,499
1/31/2021	$11,939	$12,186	$12,579
2/28/2021	$11,793	$12,032	$12,379
3/31/2021	$11,855	$12,089	$12,455
4/30/2021	$11,937	$12,165	$12,560
5/31/2021	$11,968	$12,182	$12,597
6/30/2021	$12,001	$12,198	$12,632
7/31/2021	$12,074	$12,287	$12,736
8/31/2021	$12,046	$12,262	$12,690
9/30/2021	$11,967	$12,187	$12,598
10/31/2021	$11,948	$12,151	$12,561
11/30/2021	$12,010	$12,216	$12,668
12/31/2021	$12,022	$12,233	$12,689
1/31/2022	$11,738	$11,934	$12,341
2/28/2022	$11,671	$11,897	$12,297
3/31/2022	$11,377	$11,581	$11,898
4/30/2022	$11,146	$11,338	$11,569
5/31/2022	$11,282	$11,498	$11,741
6/30/2022	$11,163	$11,401	$11,549
7/31/2022	$11,382	$11,655	$11,854
8/31/2022	$11,200	$11,454	$11,594
9/30/2022	$10,914	$11,106	$11,149
10/31/2022	$10,877	$11,064	$11,057
11/30/2022	$11,214	$11,452	$11,574
12/31/2022	$11,261	$11,505	$11,607
1/31/2023	$11,495	$11,764	$11,940
2/28/2023	$11,292	$11,543	$11,670
3/31/2023	$11,476	$11,767	$11,929
4/30/2023	$11,472	$11,734	$11,902
5/31/2023	$11,383	$11,631	$11,799
6/30/2023	$11,463	$11,718	$11,917
7/31/2023	$11,480	$11,764	$11,964
8/31/2023	$11,401	$11,646	$11,792
9/30/2023	$11,174	$11,384	$11,446
10/31/2023	$11,085	$11,337	$11,349
11/30/2023	$11,595	$11,885	$12,069
12/31/2023	$11,806	$12,110	$12,350
1/31/2024	$11,792	$12,064	$12,287
2/29/2024	$11,810	$12,076	$12,303
3/31/2024	$11,816	$12,075	$12,302
4/30/2024	$11,725	$11,951	$12,150
5/31/2024	$11,688	$11,880	$12,114
6/30/2024	$11,837	$12,034	$12,300
7/31/2024	$11,920	$12,140	$12,412
8/31/2024	$12,003	$12,248	$12,510
9/30/2024	$12,109	$12,348	$12,633
10/31/2024	$11,974	$12,191	$12,449
11/30/2024	$12,124	$12,341	$12,664
12/31/2024	$12,021	$12,217	$12,480
1/31/2025	$12,072	$12,300	$12,542
2/28/2025	$12,169	$12,421	$12,667
3/31/2025	$12,032	$12,264	$12,452
4/30/2025	$11,973	$12,189	$12,352
5/31/2025	$11,981	$12,257	$12,360
6/30/2025	$12,067	$12,351	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	1.94	0.90	1.90
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 908,997,970
Holdings Count | Holding		525
Advisory Fees Paid, Amount		$ 2,203,165
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	1.94	0.90	1.90
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000176497
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		WMTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.52%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,056	$10,068	$10,072
8/31/2015	$10,084	$10,099	$10,092
9/30/2015	$10,131	$10,168	$10,165
10/31/2015	$10,160	$10,199	$10,206
11/30/2015	$10,188	$10,215	$10,246
12/31/2015	$10,257	$10,265	$10,318
1/31/2016	$10,341	$10,384	$10,441
2/29/2016	$10,349	$10,404	$10,458
3/31/2016	$10,385	$10,419	$10,491
4/30/2016	$10,440	$10,480	$10,568
5/31/2016	$10,468	$10,490	$10,597
6/30/2016	$10,610	$10,635	$10,765
7/31/2016	$10,608	$10,640	$10,772
8/31/2016	$10,615	$10,645	$10,786
9/30/2016	$10,593	$10,587	$10,733
10/31/2016	$10,530	$10,498	$10,620
11/30/2016	$10,245	$10,118	$10,224
12/31/2016	$10,325	$10,234	$10,344
1/31/2017	$10,351	$10,307	$10,412
2/28/2017	$10,405	$10,397	$10,484
3/31/2017	$10,430	$10,417	$10,507
4/30/2017	$10,485	$10,489	$10,583
5/31/2017	$10,609	$10,618	$10,751
6/30/2017	$10,595	$10,575	$10,713
7/31/2017	$10,651	$10,658	$10,799
8/31/2017	$10,726	$10,713	$10,882
9/30/2017	$10,703	$10,657	$10,826
10/31/2017	$10,709	$10,677	$10,853
11/30/2017	$10,675	$10,593	$10,795
12/31/2017	$10,756	$10,698	$10,907
1/31/2018	$10,662	$10,587	$10,779
2/28/2018	$10,639	$10,562	$10,747
3/31/2018	$10,676	$10,588	$10,787
4/30/2018	$10,642	$10,558	$10,748
5/31/2018	$10,730	$10,652	$10,871
6/30/2018	$10,747	$10,662	$10,880
7/31/2018	$10,774	$10,691	$10,907
8/31/2018	$10,781	$10,703	$10,935
9/30/2018	$10,747	$10,637	$10,864
10/31/2018	$10,692	$10,584	$10,797
11/30/2018	$10,770	$10,703	$10,917
12/31/2018	$10,869	$10,845	$11,047
1/31/2019	$10,937	$10,928	$11,131
2/28/2019	$10,984	$10,985	$11,190
3/31/2019	$11,113	$11,137	$11,367
4/30/2019	$11,159	$11,160	$11,410
5/31/2019	$11,278	$11,295	$11,567
6/30/2019	$11,324	$11,343	$11,610
7/31/2019	$11,412	$11,438	$11,704
8/31/2019	$11,552	$11,596	$11,888
9/30/2019	$11,492	$11,494	$11,793
10/31/2019	$11,495	$11,517	$11,814
11/30/2019	$11,509	$11,542	$11,844
12/31/2019	$11,543	$11,568	$11,880
1/31/2020	$11,704	$11,761	$12,093
2/29/2020	$11,822	$11,884	$12,249
3/31/2020	$11,450	$11,586	$11,805
4/30/2020	$11,312	$11,464	$11,657
5/31/2020	$11,624	$11,829	$12,028
6/30/2020	$11,712	$11,870	$12,126
7/31/2020	$11,874	$12,035	$12,331
8/31/2020	$11,842	$11,975	$12,273
9/30/2020	$11,864	$11,985	$12,275
10/31/2020	$11,842	$11,957	$12,239
11/30/2020	$11,961	$12,110	$12,423
12/31/2020	$12,015	$12,160	$12,499
1/31/2021	$12,068	$12,204	$12,579
2/28/2021	$11,926	$12,038	$12,379
3/31/2021	$11,969	$12,096	$12,455
4/30/2021	$12,066	$12,189	$12,560
5/31/2021	$12,108	$12,204	$12,597
6/30/2021	$12,129	$12,225	$12,632
7/31/2021	$12,215	$12,327	$12,736
8/31/2021	$12,191	$12,277	$12,690
9/30/2021	$12,100	$12,196	$12,598
10/31/2021	$12,087	$12,150	$12,561
11/30/2021	$12,150	$12,244	$12,668
12/31/2021	$12,162	$12,263	$12,689
1/31/2022	$11,925	$11,950	$12,341
2/28/2022	$11,879	$11,918	$12,297
3/31/2022	$11,620	$11,566	$11,898
4/30/2022	$11,384	$11,281	$11,569
5/31/2022	$11,492	$11,424	$11,741
6/30/2022	$11,367	$11,266	$11,549
7/31/2022	$11,591	$11,537	$11,854
8/31/2022	$11,421	$11,320	$11,594
9/30/2022	$11,104	$10,929	$11,149
10/31/2022	$11,048	$10,837	$11,057
11/30/2022	$11,410	$11,317	$11,574
12/31/2022	$11,421	$11,360	$11,607
1/31/2023	$11,660	$11,647	$11,940
2/28/2023	$11,446	$11,413	$11,670
3/31/2023	$11,630	$11,653	$11,929
4/30/2023	$11,610	$11,608	$11,902
5/31/2023	$11,531	$11,484	$11,799
6/30/2023	$11,602	$11,545	$11,917
7/31/2023	$11,627	$11,609	$11,964
8/31/2023	$11,514	$11,464	$11,792
9/30/2023	$11,262	$11,108	$11,446
10/31/2023	$11,149	$11,042	$11,349
11/30/2023	$11,691	$11,712	$12,069
12/31/2023	$11,908	$11,937	$12,350
1/31/2024	$11,892	$11,868	$12,287
2/29/2024	$11,913	$11,896	$12,303
3/31/2024	$11,909	$11,875	$12,302
4/30/2024	$11,802	$11,735	$12,150
5/31/2024	$11,788	$11,665	$12,114
6/30/2024	$11,940	$11,855	$12,300
7/31/2024	$12,022	$11,979	$12,412
8/31/2024	$12,093	$12,072	$12,510
9/30/2024	$12,200	$12,185	$12,633
10/31/2024	$12,079	$12,003	$12,449
11/30/2024	$12,244	$12,190	$12,664
12/31/2024	$12,130	$12,023	$12,480
1/31/2025	$12,149	$12,091	$12,542
2/28/2025	$12,254	$12,218	$12,667
3/31/2025	$12,104	$12,023	$12,452
4/30/2025	$12,026	$11,935	$12,352
5/31/2025	$12,010	$11,971	$12,360
6/30/2025	$12,080	$12,034	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	1.17	0.62	1.91
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 173,064,547
Holdings Count | Holding		216
Advisory Fees Paid, Amount		$ 560,742
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

Material Fund Change [Text Block]
C000020279
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Class C
Trading Symbol		WMTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.59%

Expenses Paid, Amount		$ 159
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,047	$10,068	$10,072
8/31/2015	$10,058	$10,099	$10,092
9/30/2015	$10,097	$10,168	$10,165
10/31/2015	$10,117	$10,199	$10,206
11/30/2015	$10,146	$10,215	$10,246
12/31/2015	$10,196	$10,265	$10,318
1/31/2016	$10,280	$10,384	$10,441
2/29/2016	$10,271	$10,404	$10,458
3/31/2016	$10,298	$10,419	$10,491
4/30/2016	$10,354	$10,480	$10,568
5/31/2016	$10,372	$10,490	$10,597
6/30/2016	$10,495	$10,635	$10,765
7/31/2016	$10,484	$10,640	$10,772
8/31/2016	$10,492	$10,645	$10,786
9/30/2016	$10,451	$10,587	$10,733
10/31/2016	$10,381	$10,498	$10,620
11/30/2016	$10,082	$10,118	$10,224
12/31/2016	$10,161	$10,234	$10,344
1/31/2017	$10,177	$10,307	$10,412
2/28/2017	$10,223	$10,397	$10,484
3/31/2017	$10,238	$10,417	$10,507
4/30/2017	$10,273	$10,489	$10,583
5/31/2017	$10,385	$10,618	$10,751
6/30/2017	$10,362	$10,575	$10,713
7/31/2017	$10,407	$10,658	$10,799
8/31/2017	$10,471	$10,713	$10,882
9/30/2017	$10,439	$10,657	$10,826
10/31/2017	$10,444	$10,677	$10,853
11/30/2017	$10,392	$10,593	$10,795
12/31/2017	$10,462	$10,698	$10,907
1/31/2018	$10,370	$10,587	$10,779
2/28/2018	$10,330	$10,562	$10,747
3/31/2018	$10,356	$10,588	$10,787
4/30/2018	$10,314	$10,558	$10,748
5/31/2018	$10,390	$10,652	$10,871
6/30/2018	$10,397	$10,662	$10,880
7/31/2018	$10,414	$10,691	$10,907
8/31/2018	$10,421	$10,703	$10,935
9/30/2018	$10,369	$10,637	$10,864
10/31/2018	$10,307	$10,584	$10,797
11/30/2018	$10,373	$10,703	$10,917
12/31/2018	$10,459	$10,845	$11,047
1/31/2019	$10,514	$10,928	$11,131
2/28/2019	$10,550	$10,985	$11,190
3/31/2019	$10,675	$11,137	$11,367
4/30/2019	$10,700	$11,160	$11,410
5/31/2019	$10,804	$11,295	$11,567
6/30/2019	$10,849	$11,343	$11,610
7/31/2019	$10,913	$11,438	$11,704
8/31/2019	$11,037	$11,596	$11,888
9/30/2019	$10,970	$11,494	$11,793
10/31/2019	$10,963	$11,517	$11,814
11/30/2019	$10,966	$11,542	$11,844
12/31/2019	$10,989	$11,568	$11,880
1/31/2020	$11,132	$11,761	$12,093
2/29/2020	$11,245	$11,884	$12,249
3/31/2020	$10,870	$11,586	$11,805
4/30/2020	$10,730	$11,464	$11,657
5/31/2020	$11,027	$11,829	$12,028
6/30/2020	$11,089	$11,870	$12,126
7/31/2020	$11,233	$12,035	$12,331
8/31/2020	$11,192	$11,975	$12,273
9/30/2020	$11,203	$11,985	$12,275
10/31/2020	$11,182	$11,957	$12,239
11/30/2020	$11,285	$12,110	$12,423
12/31/2020	$11,325	$12,160	$12,499
1/31/2021	$11,355	$12,204	$12,579
2/28/2021	$11,222	$12,038	$12,379
3/31/2021	$11,251	$12,096	$12,455
4/30/2021	$11,323	$12,189	$12,560
5/31/2021	$11,362	$12,204	$12,597
6/30/2021	$11,372	$12,225	$12,632
7/31/2021	$11,442	$12,327	$12,736
8/31/2021	$11,398	$12,277	$12,690
9/30/2021	$11,314	$12,196	$12,598
10/31/2021	$11,291	$12,150	$12,561
11/30/2021	$11,340	$12,244	$12,668
12/31/2021	$11,341	$12,263	$12,689
1/31/2022	$11,110	$11,950	$12,341
2/28/2022	$11,057	$11,918	$12,297
3/31/2022	$10,806	$11,566	$11,898
4/30/2022	$10,566	$11,281	$11,569
5/31/2022	$10,658	$11,424	$11,741
6/30/2022	$10,543	$11,266	$11,549
7/31/2022	$10,740	$11,537	$11,854
8/31/2022	$10,573	$11,320	$11,594
9/30/2022	$10,260	$10,929	$11,149
10/31/2022	$10,209	$10,837	$11,057
11/30/2022	$10,524	$11,317	$11,574
12/31/2022	$10,535	$11,360	$11,607
1/31/2023	$10,735	$11,647	$11,940
2/28/2023	$10,540	$11,413	$11,670
3/31/2023	$10,700	$11,653	$11,929
4/30/2023	$10,672	$11,608	$11,902
5/31/2023	$10,581	$11,484	$11,799
6/30/2023	$10,649	$11,545	$11,917
7/31/2023	$10,658	$11,609	$11,964
8/31/2023	$10,551	$11,464	$11,792
9/30/2023	$10,317	$11,108	$11,446
10/31/2023	$10,211	$11,042	$11,349
11/30/2023	$10,716	$11,712	$12,069
12/31/2023	$10,901	$11,937	$12,350
1/31/2024	$10,884	$11,868	$12,287
2/29/2024	$10,900	$11,896	$12,303
3/31/2024	$10,894	$11,875	$12,302
4/30/2024	$10,803	$11,735	$12,150
5/31/2024	$10,787	$11,665	$12,114
6/30/2024	$10,924	$11,855	$12,300
7/31/2024	$10,985	$11,979	$12,412
8/31/2024	$11,057	$12,072	$12,510
9/30/2024	$11,152	$12,185	$12,633
10/31/2024	$11,028	$12,003	$12,449
11/30/2024	$11,176	$12,190	$12,664
12/31/2024	$11,069	$12,023	$12,480
1/31/2025	$11,083	$12,091	$12,542
2/28/2025	$11,176	$12,218	$12,667
3/31/2025	$11,036	$12,023	$12,452
4/30/2025	$10,963	$11,935	$12,352
5/31/2025	$10,956	$11,971	$12,360
6/30/2025	$11,017	$12,034	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	0.09	(0.41)	0.97
Class C with Load	(0.91)	(0.41)	0.97
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 173,064,547
Holdings Count | Holding		216
Advisory Fees Paid, Amount		$ 560,742
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020281
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Class A
Trading Symbol		NMTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$84	0.84%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,550	$10,000	$10,000
7/31/2015	$9,601	$10,068	$10,072
8/31/2015	$9,617	$10,099	$10,092
9/30/2015	$9,660	$10,168	$10,165
10/31/2015	$9,686	$10,199	$10,206
11/30/2015	$9,720	$10,215	$10,246
12/31/2015	$9,774	$10,265	$10,318
1/31/2016	$9,861	$10,384	$10,441
2/29/2016	$9,858	$10,404	$10,458
3/31/2016	$9,899	$10,419	$10,491
4/30/2016	$9,950	$10,480	$10,568
5/31/2016	$9,974	$10,490	$10,597
6/30/2016	$10,098	$10,635	$10,765
7/31/2016	$10,094	$10,640	$10,772
8/31/2016	$10,107	$10,645	$10,786
9/30/2016	$10,075	$10,587	$10,733
10/31/2016	$10,013	$10,498	$10,620
11/30/2016	$9,740	$10,118	$10,224
12/31/2016	$9,814	$10,234	$10,344
1/31/2017	$9,836	$10,307	$10,412
2/28/2017	$9,885	$10,397	$10,484
3/31/2017	$9,906	$10,417	$10,507
4/30/2017	$9,955	$10,489	$10,583
5/31/2017	$10,061	$10,618	$10,751
6/30/2017	$10,045	$10,575	$10,713
7/31/2017	$10,095	$10,658	$10,799
8/31/2017	$10,163	$10,713	$10,882
9/30/2017	$10,138	$10,657	$10,826
10/31/2017	$10,150	$10,677	$10,853
11/30/2017	$10,106	$10,593	$10,795
12/31/2017	$10,181	$10,698	$10,907
1/31/2018	$10,098	$10,587	$10,779
2/28/2018	$10,074	$10,562	$10,747
3/31/2018	$10,096	$10,588	$10,787
4/30/2018	$10,061	$10,558	$10,748
5/31/2018	$10,141	$10,652	$10,871
6/30/2018	$10,155	$10,662	$10,880
7/31/2018	$10,178	$10,691	$10,907
8/31/2018	$10,191	$10,703	$10,935
9/30/2018	$10,146	$10,637	$10,864
10/31/2018	$10,092	$10,584	$10,797
11/30/2018	$10,163	$10,703	$10,917
12/31/2018	$10,254	$10,845	$11,047
1/31/2019	$10,314	$10,928	$11,131
2/28/2019	$10,356	$10,985	$11,190
3/31/2019	$10,485	$11,137	$11,367
4/30/2019	$10,516	$11,160	$11,410
5/31/2019	$10,625	$11,295	$11,567
6/30/2019	$10,676	$11,343	$11,610
7/31/2019	$10,745	$11,438	$11,704
8/31/2019	$10,874	$11,596	$11,888
9/30/2019	$10,815	$11,494	$11,793
10/31/2019	$10,815	$11,517	$11,814
11/30/2019	$10,825	$11,542	$11,844
12/31/2019	$10,854	$11,568	$11,880
1/31/2020	$11,002	$11,761	$12,093
2/29/2020	$11,121	$11,884	$12,249
3/31/2020	$10,757	$11,586	$11,805
4/30/2020	$10,625	$11,464	$11,657
5/31/2020	$10,925	$11,829	$12,028
6/30/2020	$10,994	$11,870	$12,126
7/31/2020	$11,144	$12,035	$12,331
8/31/2020	$11,111	$11,975	$12,273
9/30/2020	$11,128	$11,985	$12,275
10/31/2020	$11,114	$11,957	$12,239
11/30/2020	$11,224	$12,110	$12,423
12/31/2020	$11,271	$12,160	$12,499
1/31/2021	$11,308	$12,204	$12,579
2/28/2021	$11,182	$12,038	$12,379
3/31/2021	$11,218	$12,096	$12,455
4/30/2021	$11,297	$12,189	$12,560
5/31/2021	$11,333	$12,204	$12,597
6/30/2021	$11,359	$12,225	$12,632
7/31/2021	$11,426	$12,327	$12,736
8/31/2021	$11,401	$12,277	$12,690
9/30/2021	$11,323	$12,196	$12,598
10/31/2021	$11,297	$12,150	$12,561
11/30/2021	$11,364	$12,244	$12,668
12/31/2021	$11,372	$12,263	$12,689
1/31/2022	$11,137	$11,950	$12,341
2/28/2022	$11,100	$11,918	$12,297
3/31/2022	$10,856	$11,566	$11,898
4/30/2022	$10,621	$11,281	$11,569
5/31/2022	$10,720	$11,424	$11,741
6/30/2022	$10,611	$11,266	$11,549
7/31/2022	$10,817	$11,537	$11,854
8/31/2022	$10,644	$11,320	$11,594
9/30/2022	$10,346	$10,929	$11,149
10/31/2022	$10,301	$10,837	$11,057
11/30/2022	$10,625	$11,317	$11,574
12/31/2022	$10,633	$11,360	$11,607
1/31/2023	$10,853	$11,647	$11,940
2/28/2023	$10,661	$11,413	$11,670
3/31/2023	$10,819	$11,653	$11,929
4/30/2023	$10,807	$11,608	$11,902
5/31/2023	$10,721	$11,484	$11,799
6/30/2023	$10,795	$11,545	$11,917
7/31/2023	$10,804	$11,609	$11,964
8/31/2023	$10,696	$11,464	$11,792
9/30/2023	$10,459	$11,108	$11,446
10/31/2023	$10,351	$11,042	$11,349
11/30/2023	$10,863	$11,712	$12,069
12/31/2023	$11,051	$11,937	$12,350
1/31/2024	$11,033	$11,868	$12,287
2/29/2024	$11,049	$11,896	$12,303
3/31/2024	$11,043	$11,875	$12,302
4/30/2024	$10,951	$11,735	$12,150
5/31/2024	$10,935	$11,665	$12,114
6/30/2024	$11,074	$11,855	$12,300
7/31/2024	$11,135	$11,979	$12,412
8/31/2024	$11,209	$12,072	$12,510
9/30/2024	$11,305	$12,185	$12,633
10/31/2024	$11,179	$12,003	$12,449
11/30/2024	$11,329	$12,190	$12,664
12/31/2024	$11,221	$12,023	$12,480
1/31/2025	$11,235	$12,091	$12,542
2/28/2025	$11,330	$12,218	$12,667
3/31/2025	$11,188	$12,023	$12,452
4/30/2025	$11,113	$11,935	$12,352
5/31/2025	$11,106	$11,971	$12,360
6/30/2025	$11,168	$12,034	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	0.85	0.31	1.58
Class A with Load	(3.69)	(0.61)	1.11
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 173,064,547
Holdings Count | Holding		216
Advisory Fees Paid, Amount		$ 560,742
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

Material Fund Change [Text Block]
C000020283
Shareholder Report [Line Items]
Fund Name		Minnesota Tax-Free Fund
Class Name		Administrator Class
Trading Symbol		NWMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$59	0.59%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,056	$10,068	$10,072
8/31/2015	$10,084	$10,099	$10,092
9/30/2015	$10,131	$10,168	$10,165
10/31/2015	$10,160	$10,199	$10,206
11/30/2015	$10,188	$10,215	$10,246
12/31/2015	$10,257	$10,265	$10,318
1/31/2016	$10,341	$10,384	$10,441
2/29/2016	$10,349	$10,404	$10,458
3/31/2016	$10,385	$10,419	$10,491
4/30/2016	$10,440	$10,480	$10,568
5/31/2016	$10,468	$10,490	$10,597
6/30/2016	$10,610	$10,635	$10,765
7/31/2016	$10,608	$10,640	$10,772
8/31/2016	$10,615	$10,645	$10,786
9/30/2016	$10,593	$10,587	$10,733
10/31/2016	$10,530	$10,498	$10,620
11/30/2016	$10,235	$10,118	$10,224
12/31/2016	$10,315	$10,234	$10,344
1/31/2017	$10,340	$10,307	$10,412
2/28/2017	$10,394	$10,397	$10,484
3/31/2017	$10,418	$10,417	$10,507
4/30/2017	$10,472	$10,489	$10,583
5/31/2017	$10,595	$10,618	$10,751
6/30/2017	$10,580	$10,575	$10,713
7/31/2017	$10,635	$10,658	$10,799
8/31/2017	$10,710	$10,713	$10,882
9/30/2017	$10,685	$10,657	$10,826
10/31/2017	$10,690	$10,677	$10,853
11/30/2017	$10,656	$10,593	$10,795
12/31/2017	$10,736	$10,698	$10,907
1/31/2018	$10,641	$10,587	$10,779
2/28/2018	$10,618	$10,562	$10,747
3/31/2018	$10,643	$10,588	$10,787
4/30/2018	$10,619	$10,558	$10,748
5/31/2018	$10,706	$10,652	$10,871
6/30/2018	$10,722	$10,662	$10,880
7/31/2018	$10,738	$10,691	$10,907
8/31/2018	$10,755	$10,703	$10,935
9/30/2018	$10,720	$10,637	$10,864
10/31/2018	$10,655	$10,584	$10,797
11/30/2018	$10,742	$10,703	$10,917
12/31/2018	$10,840	$10,845	$11,047
1/31/2019	$10,906	$10,928	$11,131
2/28/2019	$10,953	$10,985	$11,190
3/31/2019	$11,081	$11,137	$11,367
4/30/2019	$11,127	$11,160	$11,410
5/31/2019	$11,244	$11,295	$11,567
6/30/2019	$11,290	$11,343	$11,610
7/31/2019	$11,366	$11,438	$11,704
8/31/2019	$11,516	$11,596	$11,888
9/30/2019	$11,455	$11,494	$11,793
10/31/2019	$11,457	$11,517	$11,814
11/30/2019	$11,470	$11,542	$11,844
12/31/2019	$11,503	$11,568	$11,880
1/31/2020	$11,663	$11,761	$12,093
2/29/2020	$11,780	$11,884	$12,249
3/31/2020	$11,408	$11,586	$11,805
4/30/2020	$11,270	$11,464	$11,657
5/31/2020	$11,580	$11,829	$12,028
6/30/2020	$11,667	$11,870	$12,126
7/31/2020	$11,828	$12,035	$12,331
8/31/2020	$11,795	$11,975	$12,273
9/30/2020	$11,816	$11,985	$12,275
10/31/2020	$11,804	$11,957	$12,239
11/30/2020	$11,922	$12,110	$12,423
12/31/2020	$11,975	$12,160	$12,499
1/31/2021	$12,016	$12,204	$12,579
2/28/2021	$11,874	$12,038	$12,379
3/31/2021	$11,927	$12,096	$12,455
4/30/2021	$12,012	$12,189	$12,560
5/31/2021	$12,053	$12,204	$12,597
6/30/2021	$12,084	$12,225	$12,632
7/31/2021	$12,158	$12,327	$12,736
8/31/2021	$12,133	$12,277	$12,690
9/30/2021	$12,042	$12,196	$12,598
10/31/2021	$12,028	$12,150	$12,561
11/30/2021	$12,101	$12,244	$12,668
12/31/2021	$12,101	$12,263	$12,689
1/31/2022	$11,864	$11,950	$12,341
2/28/2022	$11,817	$11,918	$12,297
3/31/2022	$11,570	$11,566	$11,898
4/30/2022	$11,323	$11,281	$11,569
5/31/2022	$11,430	$11,424	$11,741
6/30/2022	$11,316	$11,266	$11,549
7/31/2022	$11,527	$11,537	$11,854
8/31/2022	$11,357	$11,320	$11,594
9/30/2022	$11,041	$10,929	$11,149
10/31/2022	$10,995	$10,837	$11,057
11/30/2022	$11,343	$11,317	$11,574
12/31/2022	$11,354	$11,360	$11,607
1/31/2023	$11,591	$11,647	$11,940
2/28/2023	$11,389	$11,413	$11,670
3/31/2023	$11,560	$11,653	$11,929
4/30/2023	$11,550	$11,608	$11,902
5/31/2023	$11,459	$11,484	$11,799
6/30/2023	$11,541	$11,545	$11,917
7/31/2023	$11,553	$11,609	$11,964
8/31/2023	$11,439	$11,464	$11,792
9/30/2023	$11,189	$11,108	$11,446
10/31/2023	$11,076	$11,042	$11,349
11/30/2023	$11,625	$11,712	$12,069
12/31/2023	$11,829	$11,937	$12,350
1/31/2024	$11,812	$11,868	$12,287
2/29/2024	$11,832	$11,896	$12,303
3/31/2024	$11,827	$11,875	$12,302
4/30/2024	$11,731	$11,735	$12,150
5/31/2024	$11,705	$11,665	$12,114
6/30/2024	$11,855	$11,855	$12,300
7/31/2024	$11,936	$11,979	$12,412
8/31/2024	$12,017	$12,072	$12,510
9/30/2024	$12,123	$12,185	$12,633
10/31/2024	$11,990	$12,003	$12,449
11/30/2024	$12,153	$12,190	$12,664
12/31/2024	$12,039	$12,023	$12,480
1/31/2025	$12,057	$12,091	$12,542
2/28/2025	$12,161	$12,218	$12,667
3/31/2025	$12,011	$12,023	$12,452
4/30/2025	$11,934	$11,935	$12,352
5/31/2025	$11,928	$11,971	$12,360
6/30/2025	$11,997	$12,034	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	1.20	0.56	1.84
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 173,064,547
Holdings Count | Holding		216
Advisory Fees Paid, Amount		$ 560,742
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000064978
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WMBIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.42%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,067	$10,072
8/31/2015	$10,056	$10,092
9/30/2015	$10,155	$10,165
10/31/2015	$10,223	$10,206
11/30/2015	$10,301	$10,246
12/31/2015	$10,395	$10,318
1/31/2016	$10,481	$10,441
2/29/2016	$10,461	$10,458
3/31/2016	$10,530	$10,491
4/30/2016	$10,609	$10,568
5/31/2016	$10,687	$10,597
6/30/2016	$10,835	$10,765
7/31/2016	$10,831	$10,772
8/31/2016	$10,868	$10,786
9/30/2016	$10,845	$10,733
10/31/2016	$10,761	$10,620
11/30/2016	$10,351	$10,224
12/31/2016	$10,443	$10,344
1/31/2017	$10,476	$10,412
2/28/2017	$10,551	$10,484
3/31/2017	$10,604	$10,507
4/30/2017	$10,689	$10,583
5/31/2017	$10,847	$10,751
6/30/2017	$10,805	$10,713
7/31/2017	$10,899	$10,799
8/31/2017	$11,004	$10,882
9/30/2017	$11,013	$10,826
10/31/2017	$11,042	$10,853
11/30/2017	$11,007	$10,795
12/31/2017	$11,096	$10,907
1/31/2018	$11,010	$10,779
2/28/2018	$10,988	$10,747
3/31/2018	$11,042	$10,787
4/30/2018	$11,020	$10,748
5/31/2018	$11,149	$10,871
6/30/2018	$11,169	$10,880
7/31/2018	$11,200	$10,907
8/31/2018	$11,209	$10,935
9/30/2018	$11,152	$10,864
10/31/2018	$11,094	$10,797
11/30/2018	$11,202	$10,917
12/31/2018	$11,332	$11,047
1/31/2019	$11,407	$11,131
2/28/2019	$11,472	$11,190
3/31/2019	$11,659	$11,367
4/30/2019	$11,712	$11,410
5/31/2019	$11,863	$11,567
6/30/2019	$11,914	$11,610
7/31/2019	$11,998	$11,704
8/31/2019	$12,196	$11,888
9/30/2019	$12,111	$11,793
10/31/2019	$12,127	$11,814
11/30/2019	$12,154	$11,844
12/31/2019	$12,182	$11,880
1/31/2020	$12,404	$12,093
2/29/2020	$12,581	$12,249
3/31/2020	$11,975	$11,805
4/30/2020	$11,783	$11,657
5/31/2020	$12,122	$12,028
6/30/2020	$12,254	$12,126
7/31/2020	$12,465	$12,331
8/31/2020	$12,433	$12,273
9/30/2020	$12,437	$12,275
10/31/2020	$12,406	$12,239
11/30/2020	$12,597	$12,423
12/31/2020	$12,694	$12,499
1/31/2021	$12,780	$12,579
2/28/2021	$12,583	$12,379
3/31/2021	$12,656	$12,455
4/30/2021	$12,788	$12,560
5/31/2021	$12,850	$12,597
6/30/2021	$12,900	$12,632
7/31/2021	$13,010	$12,736
8/31/2021	$12,964	$12,690
9/30/2021	$12,859	$12,598
10/31/2021	$12,849	$12,561
11/30/2021	$12,960	$12,668
12/31/2021	$12,973	$12,689
1/31/2022	$12,648	$12,341
2/28/2022	$12,578	$12,297
3/31/2022	$12,216	$11,898
4/30/2022	$11,901	$11,569
5/31/2022	$12,036	$11,741
6/30/2022	$11,844	$11,549
7/31/2022	$12,116	$11,854
8/31/2022	$11,862	$11,594
9/30/2022	$11,510	$11,149
10/31/2022	$11,392	$11,057
11/30/2022	$11,878	$11,574
12/31/2022	$11,883	$11,607
1/31/2023	$12,198	$11,940
2/28/2023	$11,969	$11,670
3/31/2023	$12,174	$11,929
4/30/2023	$12,194	$11,902
5/31/2023	$12,125	$11,799
6/30/2023	$12,220	$11,917
7/31/2023	$12,253	$11,964
8/31/2023	$12,109	$11,792
9/30/2023	$11,813	$11,446
10/31/2023	$11,656	$11,349
11/30/2023	$12,315	$12,069
12/31/2023	$12,579	$12,350
1/31/2024	$12,587	$12,287
2/29/2024	$12,596	$12,303
3/31/2024	$12,618	$12,302
4/30/2024	$12,511	$12,150
5/31/2024	$12,508	$12,114
6/30/2024	$12,673	$12,300
7/31/2024	$12,774	$12,412
8/31/2024	$12,861	$12,510
9/30/2024	$12,990	$12,633
10/31/2024	$12,829	$12,449
11/30/2024	$13,024	$12,664
12/31/2024	$12,889	$12,480
1/31/2025	$12,899	$12,542
2/28/2025	$13,015	$12,667
3/31/2025	$12,826	$12,452
4/30/2025	$12,743	$12,352
5/31/2025	$12,699	$12,360
6/30/2025	$12,776	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	0.81	0.84	2.48
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 7,906,077,406
Holdings Count | Holding		1,557
Advisory Fees Paid, Amount		$ 25,500,924
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	0.81	0.84	2.48
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

Material Fund Change [Text Block]
C000205244
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class R6
Trading Symbol		WMBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$37	0.37%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,067	$10,072
8/31/2015	$10,056	$10,092
9/30/2015	$10,155	$10,165
10/31/2015	$10,223	$10,206
11/30/2015	$10,301	$10,246
12/31/2015	$10,395	$10,318
1/31/2016	$10,481	$10,441
2/29/2016	$10,461	$10,458
3/31/2016	$10,530	$10,491
4/30/2016	$10,609	$10,568
5/31/2016	$10,687	$10,597
6/30/2016	$10,835	$10,765
7/31/2016	$10,831	$10,772
8/31/2016	$10,868	$10,786
9/30/2016	$10,845	$10,733
10/31/2016	$10,761	$10,620
11/30/2016	$10,351	$10,224
12/31/2016	$10,443	$10,344
1/31/2017	$10,476	$10,412
2/28/2017	$10,551	$10,484
3/31/2017	$10,604	$10,507
4/30/2017	$10,689	$10,583
5/31/2017	$10,847	$10,751
6/30/2017	$10,805	$10,713
7/31/2017	$10,899	$10,799
8/31/2017	$11,004	$10,882
9/30/2017	$11,013	$10,826
10/31/2017	$11,042	$10,853
11/30/2017	$11,007	$10,795
12/31/2017	$11,096	$10,907
1/31/2018	$11,010	$10,779
2/28/2018	$10,988	$10,747
3/31/2018	$11,042	$10,787
4/30/2018	$11,020	$10,748
5/31/2018	$11,149	$10,871
6/30/2018	$11,169	$10,880
7/31/2018	$11,200	$10,907
8/31/2018	$11,221	$10,935
9/30/2018	$11,164	$10,864
10/31/2018	$11,096	$10,797
11/30/2018	$11,204	$10,917
12/31/2018	$11,335	$11,047
1/31/2019	$11,411	$11,131
2/28/2019	$11,487	$11,190
3/31/2019	$11,663	$11,367
4/30/2019	$11,717	$11,410
5/31/2019	$11,880	$11,567
6/30/2019	$11,919	$11,610
7/31/2019	$12,004	$11,704
8/31/2019	$12,203	$11,888
9/30/2019	$12,129	$11,793
10/31/2019	$12,134	$11,814
11/30/2019	$12,162	$11,844
12/31/2019	$12,191	$11,880
1/31/2020	$12,413	$12,093
2/29/2020	$12,591	$12,249
3/31/2020	$11,997	$11,805
4/30/2020	$11,793	$11,657
5/31/2020	$12,133	$12,028
6/30/2020	$12,277	$12,126
7/31/2020	$12,478	$12,331
8/31/2020	$12,446	$12,273
9/30/2020	$12,451	$12,275
10/31/2020	$12,420	$12,239
11/30/2020	$12,624	$12,423
12/31/2020	$12,710	$12,499
1/31/2021	$12,796	$12,579
2/28/2021	$12,599	$12,379
3/31/2021	$12,673	$12,455
4/30/2021	$12,806	$12,560
5/31/2021	$12,869	$12,597
6/30/2021	$12,919	$12,632
7/31/2021	$13,029	$12,736
8/31/2021	$12,984	$12,690
9/30/2021	$12,880	$12,598
10/31/2021	$12,870	$12,561
11/30/2021	$12,982	$12,668
12/31/2021	$12,996	$12,689
1/31/2022	$12,671	$12,341
2/28/2022	$12,601	$12,297
3/31/2022	$12,238	$11,898
4/30/2022	$11,924	$11,569
5/31/2022	$12,072	$11,741
6/30/2022	$11,868	$11,549
7/31/2022	$12,140	$11,854
8/31/2022	$11,899	$11,594
9/30/2022	$11,534	$11,149
10/31/2022	$11,416	$11,057
11/30/2022	$11,904	$11,574
12/31/2022	$11,910	$11,607
1/31/2023	$12,226	$11,940
2/28/2023	$12,009	$11,670
3/31/2023	$12,203	$11,929
4/30/2023	$12,223	$11,902
5/31/2023	$12,155	$11,799
6/30/2023	$12,251	$11,917
7/31/2023	$12,284	$11,964
8/31/2023	$12,153	$11,792
9/30/2023	$11,857	$11,446
10/31/2023	$11,700	$11,349
11/30/2023	$12,361	$12,069
12/31/2023	$12,613	$12,350
1/31/2024	$12,622	$12,287
2/29/2024	$12,645	$12,303
3/31/2024	$12,654	$12,302
4/30/2024	$12,548	$12,150
5/31/2024	$12,557	$12,114
6/30/2024	$12,723	$12,300
7/31/2024	$12,812	$12,412
8/31/2024	$12,901	$12,510
9/30/2024	$13,030	$12,633
10/31/2024	$12,883	$12,449
11/30/2024	$13,065	$12,664
12/31/2024	$12,930	$12,480
1/31/2025	$12,941	$12,542
2/28/2025	$13,058	$12,667
3/31/2025	$12,868	$12,452
4/30/2025	$12,786	$12,352
5/31/2025	$12,742	$12,360
6/30/2025	$12,820	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	0.76	0.87	2.52
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 7,906,077,406
Holdings Count | Holding		1,557
Advisory Fees Paid, Amount		$ 25,500,924
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	0.76	0.87	2.52
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

Material Fund Change [Text Block]
C000020295
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class C
Trading Symbol		WMFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.49%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,058	$10,072
8/31/2015	$10,039	$10,092
9/30/2015	$10,118	$10,165
10/31/2015	$10,187	$10,206
11/30/2015	$10,256	$10,246
12/31/2015	$10,341	$10,318
1/31/2016	$10,417	$10,441
2/29/2016	$10,389	$10,458
3/31/2016	$10,439	$10,491
4/30/2016	$10,518	$10,568
5/31/2016	$10,586	$10,597
6/30/2016	$10,714	$10,765
7/31/2016	$10,710	$10,772
8/31/2016	$10,727	$10,786
9/30/2016	$10,695	$10,733
10/31/2016	$10,613	$10,620
11/30/2016	$10,199	$10,224
12/31/2016	$10,282	$10,344
1/31/2017	$10,305	$10,412
2/28/2017	$10,370	$10,484
3/31/2017	$10,414	$10,507
4/30/2017	$10,488	$10,583
5/31/2017	$10,634	$10,751
6/30/2017	$10,583	$10,713
7/31/2017	$10,656	$10,799
8/31/2017	$10,760	$10,882
9/30/2017	$10,759	$10,826
10/31/2017	$10,768	$10,853
11/30/2017	$10,735	$10,795
12/31/2017	$10,812	$10,907
1/31/2018	$10,718	$10,779
2/28/2018	$10,678	$10,747
3/31/2018	$10,721	$10,787
4/30/2018	$10,701	$10,748
5/31/2018	$10,817	$10,871
6/30/2018	$10,827	$10,880
7/31/2018	$10,837	$10,907
8/31/2018	$10,847	$10,935
9/30/2018	$10,783	$10,864
10/31/2018	$10,717	$10,797
11/30/2018	$10,812	$10,917
12/31/2018	$10,928	$11,047
1/31/2019	$10,991	$11,131
2/28/2019	$11,044	$11,190
3/31/2019	$11,214	$11,367
4/30/2019	$11,255	$11,410
5/31/2019	$11,391	$11,567
6/30/2019	$11,429	$11,610
7/31/2019	$11,500	$11,704
8/31/2019	$11,679	$11,888
9/30/2019	$11,587	$11,793
10/31/2019	$11,581	$11,814
11/30/2019	$11,597	$11,844
12/31/2019	$11,625	$11,880
1/31/2020	$11,815	$12,093
2/29/2020	$11,973	$12,249
3/31/2020	$11,397	$11,805
4/30/2020	$11,204	$11,657
5/31/2020	$11,516	$12,028
6/30/2020	$11,631	$12,126
7/31/2020	$11,810	$12,331
8/31/2020	$11,780	$12,273
9/30/2020	$11,763	$12,275
10/31/2020	$11,734	$12,239
11/30/2020	$11,904	$12,423
12/31/2020	$11,985	$12,499
1/31/2021	$12,055	$12,579
2/28/2021	$11,848	$12,379
3/31/2021	$11,917	$12,455
4/30/2021	$12,032	$12,560
5/31/2021	$12,079	$12,597
6/30/2021	$12,116	$12,632
7/31/2021	$12,196	$12,736
8/31/2021	$12,142	$12,690
9/30/2021	$12,044	$12,598
10/31/2021	$12,013	$12,561
11/30/2021	$12,106	$12,668
12/31/2021	$12,119	$12,689
1/31/2022	$11,805	$12,341
2/28/2022	$11,718	$12,297
3/31/2022	$11,381	$11,898
4/30/2022	$11,078	$11,569
5/31/2022	$11,194	$11,741
6/30/2022	$11,006	$11,549
7/31/2022	$11,248	$11,854
8/31/2022	$11,002	$11,594
9/30/2022	$10,667	$11,149
10/31/2022	$10,547	$11,057
11/30/2022	$10,988	$11,574
12/31/2022	$10,983	$11,607
1/31/2023	$11,252	$11,940
2/28/2023	$11,043	$11,670
3/31/2023	$11,222	$11,929
4/30/2023	$11,219	$11,902
5/31/2023	$11,146	$11,799
6/30/2023	$11,235	$11,917
7/31/2023	$11,262	$11,964
8/31/2023	$11,126	$11,792
9/30/2023	$10,863	$11,446
10/31/2023	$10,717	$11,349
11/30/2023	$11,307	$12,069
12/31/2023	$11,546	$12,350
1/31/2024	$11,550	$12,287
2/29/2024	$11,568	$12,303
3/31/2024	$11,573	$12,302
4/30/2024	$11,472	$12,150
5/31/2024	$11,477	$12,114
6/30/2024	$11,626	$12,300
7/31/2024	$11,703	$12,412
8/31/2024	$11,780	$12,510
9/30/2024	$11,895	$12,633
10/31/2024	$11,757	$12,449
11/30/2024	$11,920	$12,664
12/31/2024	$11,792	$12,480
1/31/2025	$11,799	$12,542
2/28/2025	$11,903	$12,667
3/31/2025	$11,727	$12,452
4/30/2025	$11,648	$12,352
5/31/2025	$11,605	$12,360
6/30/2025	$11,673	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	(0.26)	(0.23)	1.56
Class C with Load	(1.26)	(0.23)	1.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 7,906,077,406
Holdings Count | Holding		1,557
Advisory Fees Paid, Amount		$ 25,500,924
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(0.26)	(0.23)	1.56
Class C with Load	(1.26)	(0.23)	1.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

Material Fund Change [Text Block]
C000020293
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Class A
Trading Symbol		WMFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	0.73%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index
6/30/2015	$9,553	$10,000
7/31/2015	$9,614	$10,072
8/31/2015	$9,602	$10,092
9/30/2015	$9,693	$10,165
10/31/2015	$9,756	$10,206
11/30/2015	$9,828	$10,246
12/31/2015	$9,916	$10,318
1/31/2016	$9,995	$10,441
2/29/2016	$9,974	$10,458
3/31/2016	$10,037	$10,491
4/30/2016	$10,111	$10,568
5/31/2016	$10,182	$10,597
6/30/2016	$10,321	$10,765
7/31/2016	$10,315	$10,772
8/31/2016	$10,347	$10,786
9/30/2016	$10,322	$10,733
10/31/2016	$10,240	$10,620
11/30/2016	$9,847	$10,224
12/31/2016	$9,933	$10,344
1/31/2017	$9,962	$10,412
2/28/2017	$10,030	$10,484
3/31/2017	$10,079	$10,507
4/30/2017	$10,157	$10,583
5/31/2017	$10,305	$10,751
6/30/2017	$10,273	$10,713
7/31/2017	$10,349	$10,799
8/31/2017	$10,447	$10,882
9/30/2017	$10,452	$10,826
10/31/2017	$10,478	$10,853
11/30/2017	$10,442	$10,795
12/31/2017	$10,524	$10,907
1/31/2018	$10,439	$10,779
2/28/2018	$10,416	$10,747
3/31/2018	$10,465	$10,787
4/30/2018	$10,441	$10,748
5/31/2018	$10,562	$10,871
6/30/2018	$10,578	$10,880
7/31/2018	$10,604	$10,907
8/31/2018	$10,621	$10,935
9/30/2018	$10,554	$10,864
10/31/2018	$10,497	$10,797
11/30/2018	$10,596	$10,917
12/31/2018	$10,717	$11,047
1/31/2019	$10,785	$11,131
2/28/2019	$10,844	$11,190
3/31/2019	$11,018	$11,367
4/30/2019	$11,065	$11,410
5/31/2019	$11,215	$11,567
6/30/2019	$11,250	$11,610
7/31/2019	$11,326	$11,704
8/31/2019	$11,510	$11,888
9/30/2019	$11,437	$11,793
10/31/2019	$11,439	$11,814
11/30/2019	$11,462	$11,844
12/31/2019	$11,485	$11,880
1/31/2020	$11,691	$12,093
2/29/2020	$11,855	$12,249
3/31/2020	$11,281	$11,805
4/30/2020	$11,097	$11,657
5/31/2020	$11,413	$12,028
6/30/2020	$11,535	$12,126
7/31/2020	$11,731	$12,331
8/31/2020	$11,698	$12,273
9/30/2020	$11,699	$12,275
10/31/2020	$11,666	$12,239
11/30/2020	$11,843	$12,423
12/31/2020	$11,931	$12,499
1/31/2021	$12,008	$12,579
2/28/2021	$11,821	$12,379
3/31/2021	$11,886	$12,455
4/30/2021	$12,008	$12,560
5/31/2021	$12,063	$12,597
6/30/2021	$12,107	$12,632
7/31/2021	$12,206	$12,736
8/31/2021	$12,160	$12,690
9/30/2021	$12,058	$12,598
10/31/2021	$12,046	$12,561
11/30/2021	$12,147	$12,668
12/31/2021	$12,156	$12,689
1/31/2022	$11,848	$12,341
2/28/2022	$11,780	$12,297
3/31/2022	$11,437	$11,898
4/30/2022	$11,140	$11,569
5/31/2022	$11,275	$11,741
6/30/2022	$11,081	$11,549
7/31/2022	$11,332	$11,854
8/31/2022	$11,092	$11,594
9/30/2022	$10,760	$11,149
10/31/2022	$10,647	$11,057
11/30/2022	$11,098	$11,574
12/31/2022	$11,100	$11,607
1/31/2023	$11,391	$11,940
2/28/2023	$11,175	$11,670
3/31/2023	$11,363	$11,929
4/30/2023	$11,378	$11,902
5/31/2023	$11,312	$11,799
6/30/2023	$11,397	$11,917
7/31/2023	$11,424	$11,964
8/31/2023	$11,287	$11,792
9/30/2023	$11,021	$11,446
10/31/2023	$10,872	$11,349
11/30/2023	$11,470	$12,069
12/31/2023	$11,713	$12,350
1/31/2024	$11,718	$12,287
2/29/2024	$11,735	$12,303
3/31/2024	$11,740	$12,302
4/30/2024	$11,638	$12,150
5/31/2024	$11,643	$12,114
6/30/2024	$11,794	$12,300
7/31/2024	$11,872	$12,412
8/31/2024	$11,951	$12,510
9/30/2024	$12,067	$12,633
10/31/2024	$11,927	$12,449
11/30/2024	$12,092	$12,664
12/31/2024	$11,963	$12,480
1/31/2025	$11,969	$12,542
2/28/2025	$12,075	$12,667
3/31/2025	$11,896	$12,452
4/30/2025	$11,816	$12,352
5/31/2025	$11,773	$12,360
6/30/2025	$11,842	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	0.41	0.53	2.17
Class A with Load	(4.12)	(0.40)	1.70
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 7,906,077,406
Holdings Count | Holding		1,557
Advisory Fees Paid, Amount		$ 25,500,924
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	0.41	0.53	2.17
Class A with Load	(4.12)	(0.40)	1.70
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

Material Fund Change [Text Block]
C000020296
Shareholder Report [Line Items]
Fund Name		Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WMFDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	0.60%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,066	$10,072
8/31/2015	$10,054	$10,092
9/30/2015	$10,141	$10,165
10/31/2015	$10,208	$10,206
11/30/2015	$10,285	$10,246
12/31/2015	$10,378	$10,318
1/31/2016	$10,462	$10,441
2/29/2016	$10,441	$10,458
3/31/2016	$10,509	$10,491
4/30/2016	$10,597	$10,568
5/31/2016	$10,663	$10,597
6/30/2016	$10,810	$10,765
7/31/2016	$10,815	$10,772
8/31/2016	$10,840	$10,786
9/30/2016	$10,815	$10,733
10/31/2016	$10,741	$10,620
11/30/2016	$10,330	$10,224
12/31/2016	$10,422	$10,344
1/31/2017	$10,443	$10,412
2/28/2017	$10,516	$10,484
3/31/2017	$10,568	$10,507
4/30/2017	$10,652	$10,583
5/31/2017	$10,808	$10,751
6/30/2017	$10,775	$10,713
7/31/2017	$10,857	$10,799
8/31/2017	$10,971	$10,882
9/30/2017	$10,968	$10,826
10/31/2017	$10,996	$10,853
11/30/2017	$10,960	$10,795
12/31/2017	$11,058	$10,907
1/31/2018	$10,960	$10,779
2/28/2018	$10,937	$10,747
3/31/2018	$10,989	$10,787
4/30/2018	$10,977	$10,748
5/31/2018	$11,094	$10,871
6/30/2018	$11,112	$10,880
7/31/2018	$11,141	$10,907
8/31/2018	$11,160	$10,935
9/30/2018	$11,103	$10,864
10/31/2018	$11,033	$10,797
11/30/2018	$11,139	$10,917
12/31/2018	$11,267	$11,047
1/31/2019	$11,351	$11,131
2/28/2019	$11,414	$11,190
3/31/2019	$11,587	$11,367
4/30/2019	$11,638	$11,410
5/31/2019	$11,798	$11,567
6/30/2019	$11,836	$11,610
7/31/2019	$11,929	$11,704
8/31/2019	$12,124	$11,888
9/30/2019	$12,038	$11,793
10/31/2019	$12,041	$11,814
11/30/2019	$12,067	$11,844
12/31/2019	$12,093	$11,880
1/31/2020	$12,311	$12,093
2/29/2020	$12,485	$12,249
3/31/2020	$11,894	$11,805
4/30/2020	$11,701	$11,657
5/31/2020	$12,024	$12,028
6/30/2020	$12,165	$12,126
7/31/2020	$12,362	$12,331
8/31/2020	$12,329	$12,273
9/30/2020	$12,331	$12,275
10/31/2020	$12,310	$12,239
11/30/2020	$12,498	$12,423
12/31/2020	$12,592	$12,499
1/31/2021	$12,675	$12,579
2/28/2021	$12,466	$12,379
3/31/2021	$12,549	$12,455
4/30/2021	$12,667	$12,560
5/31/2021	$12,738	$12,597
6/30/2021	$12,786	$12,632
7/31/2021	$12,881	$12,736
8/31/2021	$12,834	$12,690
9/30/2021	$12,728	$12,598
10/31/2021	$12,717	$12,561
11/30/2021	$12,824	$12,668
12/31/2021	$12,836	$12,689
1/31/2022	$12,513	$12,341
2/28/2022	$12,441	$12,297
3/31/2022	$12,081	$11,898
4/30/2022	$11,769	$11,569
5/31/2022	$11,913	$11,741
6/30/2022	$11,709	$11,549
7/31/2022	$11,988	$11,854
8/31/2022	$11,736	$11,594
9/30/2022	$11,374	$11,149
10/31/2022	$11,256	$11,057
11/30/2022	$11,735	$11,574
12/31/2022	$11,750	$11,607
1/31/2023	$12,048	$11,940
2/28/2023	$11,832	$11,670
3/31/2023	$12,033	$11,929
4/30/2023	$12,038	$11,902
5/31/2023	$11,969	$11,799
6/30/2023	$12,074	$11,917
7/31/2023	$12,092	$11,964
8/31/2023	$11,960	$11,792
9/30/2023	$11,667	$11,446
10/31/2023	$11,511	$11,349
11/30/2023	$12,159	$12,069
12/31/2023	$12,417	$12,350
1/31/2024	$12,411	$12,287
2/29/2024	$12,431	$12,303
3/31/2024	$12,438	$12,302
4/30/2024	$12,331	$12,150
5/31/2024	$12,338	$12,114
6/30/2024	$12,499	$12,300
7/31/2024	$12,597	$12,412
8/31/2024	$12,668	$12,510
9/30/2024	$12,793	$12,633
10/31/2024	$12,646	$12,449
11/30/2024	$12,823	$12,664
12/31/2024	$12,688	$12,480
1/31/2025	$12,696	$12,542
2/28/2025	$12,809	$12,667
3/31/2025	$12,620	$12,452
4/30/2025	$12,550	$12,352
5/31/2025	$12,492	$12,360
6/30/2025	$12,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	0.53	0.65	2.31
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 7,906,077,406
Holdings Count | Holding		1,557
Advisory Fees Paid, Amount		$ 25,500,924
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	0.53	0.65	2.31
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

Material Fund Change [Text Block]
C000089444
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		EKVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.49%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the last year. However, the Bloomberg Municipal Bond Index finished the one-year period ending June 30, 2025, +1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to fund performance were security selection and our credit allocation while our duration positioning was the primary detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,074	$10,085	$10,072
8/31/2015	$10,097	$10,113	$10,092
9/30/2015	$10,163	$10,182	$10,165
10/31/2015	$10,202	$10,215	$10,206
11/30/2015	$10,242	$10,268	$10,246
12/31/2015	$10,306	$10,342	$10,318
1/31/2016	$10,403	$10,465	$10,441
2/29/2016	$10,415	$10,479	$10,458
3/31/2016	$10,436	$10,519	$10,491
4/30/2016	$10,500	$10,594	$10,568
5/31/2016	$10,519	$10,632	$10,597
6/30/2016	$10,688	$10,803	$10,765
7/31/2016	$10,691	$10,807	$10,772
8/31/2016	$10,710	$10,820	$10,786
9/30/2016	$10,658	$10,757	$10,733
10/31/2016	$10,552	$10,645	$10,620
11/30/2016	$10,162	$10,236	$10,224
12/31/2016	$10,279	$10,367	$10,344
1/31/2017	$10,307	$10,430	$10,412
2/28/2017	$10,372	$10,500	$10,484
3/31/2017	$10,410	$10,540	$10,507
4/30/2017	$10,485	$10,620	$10,583
5/31/2017	$10,632	$10,793	$10,751
6/30/2017	$10,626	$10,780	$10,713
7/31/2017	$10,683	$10,852	$10,799
8/31/2017	$10,768	$10,941	$10,882
9/30/2017	$10,735	$10,868	$10,826
10/31/2017	$10,756	$10,904	$10,853
11/30/2017	$10,723	$10,871	$10,795
12/31/2017	$10,818	$10,991	$10,907
1/31/2018	$10,729	$10,851	$10,779
2/28/2018	$10,706	$10,809	$10,747
3/31/2018	$10,738	$10,857	$10,787
4/30/2018	$10,705	$10,821	$10,748
5/31/2018	$10,812	$10,948	$10,871
6/30/2018	$10,826	$10,961	$10,880
7/31/2018	$10,848	$10,985	$10,907
8/31/2018	$10,861	$11,024	$10,935
9/30/2018	$10,817	$10,955	$10,864
10/31/2018	$10,773	$10,879	$10,797
11/30/2018	$10,863	$10,999	$10,917
12/31/2018	$10,982	$11,152	$11,047
1/31/2019	$11,062	$11,241	$11,131
2/28/2019	$11,115	$11,308	$11,190
3/31/2019	$11,263	$11,507	$11,367
4/30/2019	$11,295	$11,559	$11,410
5/31/2019	$11,453	$11,725	$11,567
6/30/2019	$11,504	$11,773	$11,610
7/31/2019	$11,594	$11,870	$11,704
8/31/2019	$11,762	$12,077	$11,888
9/30/2019	$11,686	$11,978	$11,793
10/31/2019	$11,688	$12,004	$11,814
11/30/2019	$11,700	$12,025	$11,844
12/31/2019	$11,730	$12,071	$11,880
1/31/2020	$11,919	$12,297	$12,093
2/29/2020	$12,059	$12,470	$12,249
3/31/2020	$11,641	$12,039	$11,805
4/30/2020	$11,480	$11,839	$11,657
5/31/2020	$11,739	$12,221	$12,028
6/30/2020	$11,838	$12,324	$12,126
7/31/2020	$11,979	$12,531	$12,331
8/31/2020	$11,958	$12,487	$12,273
9/30/2020	$11,978	$12,525	$12,275
10/31/2020	$11,967	$12,485	$12,239
11/30/2020	$12,107	$12,662	$12,423
12/31/2020	$12,187	$12,726	$12,499
1/31/2021	$12,277	$12,849	$12,579
2/28/2021	$12,152	$12,635	$12,379
3/31/2021	$12,199	$12,716	$12,455
4/30/2021	$12,308	$12,823	$12,560
5/31/2021	$12,366	$12,867	$12,597
6/30/2021	$12,404	$12,915	$12,632
7/31/2021	$12,503	$13,029	$12,736
8/31/2021	$12,467	$12,977	$12,690
9/30/2021	$12,368	$12,885	$12,598
10/31/2021	$12,363	$12,840	$12,561
11/30/2021	$12,463	$12,948	$12,668
12/31/2021	$12,479	$12,962	$12,689
1/31/2022	$12,190	$12,617	$12,341
2/28/2022	$12,124	$12,572	$12,297
3/31/2022	$11,813	$12,161	$11,898
4/30/2022	$11,482	$11,820	$11,569
5/31/2022	$11,574	$11,954	$11,741
6/30/2022	$11,400	$11,754	$11,549
7/31/2022	$11,630	$12,070	$11,854
8/31/2022	$11,413	$11,814	$11,594
9/30/2022	$11,047	$11,340	$11,149
10/31/2022	$10,958	$11,236	$11,057
11/30/2022	$11,364	$11,758	$11,574
12/31/2022	$11,383	$11,789	$11,607
1/31/2023	$11,672	$12,145	$11,940
2/28/2023	$11,443	$11,881	$11,670
3/31/2023	$11,626	$12,138	$11,929
4/30/2023	$11,635	$12,113	$11,902
5/31/2023	$11,557	$11,997	$11,799
6/30/2023	$11,654	$12,136	$11,917
7/31/2023	$11,674	$12,207	$11,964
8/31/2023	$11,540	$12,000	$11,792
9/30/2023	$11,262	$11,663	$11,446
10/31/2023	$11,106	$11,553	$11,349
11/30/2023	$11,761	$12,270	$12,069
12/31/2023	$12,016	$12,573	$12,350
1/31/2024	$12,036	$12,524	$12,287
2/29/2024	$12,036	$12,552	$12,303
3/31/2024	$12,068	$12,566	$12,302
4/30/2024	$11,944	$12,413	$12,150
5/31/2024	$11,965	$12,374	$12,114
6/30/2024	$12,158	$12,566	$12,300
7/31/2024	$12,248	$12,658	$12,412
8/31/2024	$12,326	$12,754	$12,510
9/30/2024	$12,463	$12,883	$12,633
10/31/2024	$12,324	$12,713	$12,449
11/30/2024	$12,508	$12,924	$12,664
12/31/2024	$12,369	$12,737	$12,480
1/31/2025	$12,392	$12,828	$12,542
2/28/2025	$12,508	$12,933	$12,667
3/31/2025	$12,323	$12,745	$12,452
4/30/2025	$12,253	$12,620	$12,352
5/31/2025	$12,206	$12,633	$12,360
6/30/2025	$12,265	$12,705	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	0.89	0.71	2.06
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 92,659,219
Holdings Count | Holding		120
Advisory Fees Paid, Amount		$ 219,682
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	0.89	0.71	2.06
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	42.5
A/A	36.3
BBB/Baa	15.1
BB/Ba	5.4
Not rated	0.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.8
1-3 years	4.6
3-5 years	6.3
5-10 years	16.2
10-20 years	31.1
20-30 years	33.5
30+ years	3.5

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12‑1‑2047	2.5
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539, 1.95%, 8‑1‑2054	2.2
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8‑15‑2047	2.1
Pennsylvania Turnpike Commission Series A, 5.25%, 12‑1‑2053	2.1
Lehigh County Authority City Division Fund CAB, 0.00%, 12‑1‑2030	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
West Shore School District, 5.00%, 11‑15‑2048	1.6
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group, 5.00%, 8‑15‑2040	1.6

Material Fund Change [Text Block]
C000089443
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Class C
Trading Symbol		EKVCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.49%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the last year. However, the Bloomberg Municipal Bond Index finished the one-year period ending June 30, 2025, +1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to fund performance were security selection and our credit allocation while our duration positioning was the primary detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,066	$10,085	$10,072
8/31/2015	$10,080	$10,113	$10,092
9/30/2015	$10,137	$10,182	$10,165
10/31/2015	$10,168	$10,215	$10,206
11/30/2015	$10,191	$10,268	$10,246
12/31/2015	$10,254	$10,342	$10,318
1/31/2016	$10,334	$10,465	$10,441
2/29/2016	$10,338	$10,479	$10,458
3/31/2016	$10,350	$10,519	$10,491
4/30/2016	$10,413	$10,594	$10,568
5/31/2016	$10,423	$10,632	$10,597
6/30/2016	$10,583	$10,803	$10,765
7/31/2016	$10,576	$10,807	$10,772
8/31/2016	$10,586	$10,820	$10,786
9/30/2016	$10,526	$10,757	$10,733
10/31/2016	$10,413	$10,645	$10,620
11/30/2016	$10,018	$10,236	$10,224
12/31/2016	$10,125	$10,367	$10,344
1/31/2017	$10,144	$10,430	$10,412
2/28/2017	$10,201	$10,500	$10,484
3/31/2017	$10,221	$10,540	$10,507
4/30/2017	$10,295	$10,620	$10,583
5/31/2017	$10,431	$10,793	$10,751
6/30/2017	$10,416	$10,780	$10,713
7/31/2017	$10,463	$10,852	$10,799
8/31/2017	$10,538	$10,941	$10,882
9/30/2017	$10,496	$10,868	$10,826
10/31/2017	$10,508	$10,904	$10,853
11/30/2017	$10,467	$10,871	$10,795
12/31/2017	$10,551	$10,991	$10,907
1/31/2018	$10,455	$10,851	$10,779
2/28/2018	$10,424	$10,809	$10,747
3/31/2018	$10,446	$10,857	$10,787
4/30/2018	$10,405	$10,821	$10,748
5/31/2018	$10,501	$10,948	$10,871
6/30/2018	$10,496	$10,961	$10,880
7/31/2018	$10,519	$10,985	$10,907
8/31/2018	$10,522	$11,024	$10,935
9/30/2018	$10,471	$10,955	$10,864
10/31/2018	$10,420	$10,879	$10,797
11/30/2018	$10,498	$10,999	$10,917
12/31/2018	$10,604	$11,152	$11,047
1/31/2019	$10,673	$11,241	$11,131
2/28/2019	$10,715	$11,308	$11,190
3/31/2019	$10,849	$11,507	$11,367
4/30/2019	$10,870	$11,559	$11,410
5/31/2019	$11,013	$11,725	$11,567
6/30/2019	$11,054	$11,773	$11,610
7/31/2019	$11,131	$11,870	$11,704
8/31/2019	$11,283	$12,077	$11,888
9/30/2019	$11,201	$11,978	$11,793
10/31/2019	$11,193	$12,004	$11,814
11/30/2019	$11,195	$12,025	$11,844
12/31/2019	$11,215	$12,071	$11,880
1/31/2020	$11,377	$12,297	$12,093
2/29/2020	$11,511	$12,470	$12,249
3/31/2020	$11,102	$12,039	$11,805
4/30/2020	$10,939	$11,839	$11,657
5/31/2020	$11,176	$12,221	$12,028
6/30/2020	$11,262	$12,324	$12,126
7/31/2020	$11,386	$12,531	$12,331
8/31/2020	$11,357	$12,487	$12,273
9/30/2020	$11,367	$12,525	$12,275
10/31/2020	$11,346	$12,485	$12,239
11/30/2020	$11,470	$12,662	$12,423
12/31/2020	$11,526	$12,726	$12,499
1/31/2021	$11,611	$12,849	$12,579
2/28/2021	$11,474	$12,635	$12,379
3/31/2021	$11,519	$12,716	$12,455
4/30/2021	$11,613	$12,823	$12,560
5/31/2021	$11,657	$12,867	$12,597
6/30/2021	$11,684	$12,915	$12,632
7/31/2021	$11,767	$13,029	$12,736
8/31/2021	$11,713	$12,977	$12,690
9/30/2021	$11,620	$12,885	$12,598
10/31/2021	$11,595	$12,840	$12,561
11/30/2021	$11,690	$12,948	$12,668
12/31/2021	$11,696	$12,962	$12,689
1/31/2022	$11,408	$12,617	$12,341
2/28/2022	$11,346	$12,572	$12,297
3/31/2022	$11,045	$12,161	$11,898
4/30/2022	$10,725	$11,820	$11,569
5/31/2022	$10,800	$11,954	$11,741
6/30/2022	$10,628	$11,754	$11,549
7/31/2022	$10,834	$12,070	$11,854
8/31/2022	$10,622	$11,814	$11,594
9/30/2022	$10,271	$11,340	$11,149
10/31/2022	$10,179	$11,236	$11,057
11/30/2022	$10,559	$11,758	$11,574
12/31/2022	$10,558	$11,789	$11,607
1/31/2023	$10,827	$12,145	$11,940
2/28/2023	$10,596	$11,881	$11,670
3/31/2023	$10,757	$12,138	$11,929
4/30/2023	$10,756	$12,113	$11,902
5/31/2023	$10,674	$11,997	$11,799
6/30/2023	$10,755	$12,136	$11,917
7/31/2023	$10,772	$12,207	$11,964
8/31/2023	$10,646	$12,000	$11,792
9/30/2023	$10,388	$11,663	$11,446
10/31/2023	$10,241	$11,553	$11,349
11/30/2023	$10,843	$12,270	$12,069
12/31/2023	$11,076	$12,573	$12,350
1/31/2024	$11,082	$12,524	$12,287
2/29/2024	$11,090	$12,552	$12,303
3/31/2024	$11,117	$12,566	$12,302
4/30/2024	$11,000	$12,413	$12,150
5/31/2024	$11,018	$12,374	$12,114
6/30/2024	$11,193	$12,566	$12,300
7/31/2024	$11,273	$12,658	$12,412
8/31/2024	$11,343	$12,754	$12,510
9/30/2024	$11,466	$12,883	$12,633
10/31/2024	$11,337	$12,713	$12,449
11/30/2024	$11,503	$12,924	$12,664
12/31/2024	$11,373	$12,737	$12,480
1/31/2025	$11,392	$12,828	$12,542
2/28/2025	$11,497	$12,933	$12,667
3/31/2025	$11,324	$12,745	$12,452
4/30/2025	$11,258	$12,620	$12,352
5/31/2025	$11,213	$12,633	$12,360
6/30/2025	$11,265	$12,705	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	(0.12)	(0.30)	1.20
Class C with Load	(1.12)	(0.30)	1.20
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 92,659,219
Holdings Count | Holding		120
Advisory Fees Paid, Amount		$ 219,682
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(0.12)	(0.30)	1.20
Class C with Load	(1.12)	(0.30)	1.20
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	42.5
A/A	36.3
BBB/Baa	15.1
BB/Ba	5.4
Not rated	0.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.8
1-3 years	4.6
3-5 years	6.3
5-10 years	16.2
10-20 years	31.1
20-30 years	33.5
30+ years	3.5

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12‑1‑2047	2.5
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539, 1.95%, 8‑1‑2054	2.2
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8‑15‑2047	2.1
Pennsylvania Turnpike Commission Series A, 5.25%, 12‑1‑2053	2.1
Lehigh County Authority City Division Fund CAB, 0.00%, 12‑1‑2030	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
West Shore School District, 5.00%, 11‑15‑2048	1.6
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group, 5.00%, 8‑15‑2040	1.6

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000089441
Shareholder Report [Line Items]
Fund Name		Pennsylvania Tax-Free Fund
Class Name		Class A
Trading Symbol		EKVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	0.73%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the last year. However, the Bloomberg Municipal Bond Index finished the one-year period ending June 30, 2025, +1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to fund performance were security selection and our credit allocation while our duration positioning was the primary detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,553	$10,000	$10,000
7/31/2015	$9,622	$10,085	$10,072
8/31/2015	$9,641	$10,113	$10,092
9/30/2015	$9,702	$10,182	$10,165
10/31/2015	$9,738	$10,215	$10,206
11/30/2015	$9,774	$10,268	$10,246
12/31/2015	$9,833	$10,342	$10,318
1/31/2016	$9,924	$10,465	$10,441
2/29/2016	$9,933	$10,479	$10,458
3/31/2016	$9,951	$10,519	$10,491
4/30/2016	$10,009	$10,594	$10,568
5/31/2016	$10,026	$10,632	$10,597
6/30/2016	$10,185	$10,803	$10,765
7/31/2016	$10,185	$10,807	$10,772
8/31/2016	$10,201	$10,820	$10,786
9/30/2016	$10,150	$10,757	$10,733
10/31/2016	$10,047	$10,645	$10,620
11/30/2016	$9,673	$10,236	$10,224
12/31/2016	$9,782	$10,367	$10,344
1/31/2017	$9,807	$10,430	$10,412
2/28/2017	$9,867	$10,500	$10,484
3/31/2017	$9,902	$10,540	$10,507
4/30/2017	$9,971	$10,620	$10,583
5/31/2017	$10,108	$10,793	$10,751
6/30/2017	$10,100	$10,780	$10,713
7/31/2017	$10,153	$10,852	$10,799
8/31/2017	$10,231	$10,941	$10,882
9/30/2017	$10,197	$10,868	$10,826
10/31/2017	$10,215	$10,904	$10,853
11/30/2017	$10,182	$10,871	$10,795
12/31/2017	$10,270	$10,991	$10,907
1/31/2018	$10,183	$10,851	$10,779
2/28/2018	$10,159	$10,809	$10,747
3/31/2018	$10,187	$10,857	$10,787
4/30/2018	$10,154	$10,821	$10,748
5/31/2018	$10,254	$10,948	$10,871
6/30/2018	$10,264	$10,961	$10,880
7/31/2018	$10,283	$10,985	$10,907
8/31/2018	$10,293	$11,024	$10,935
9/30/2018	$10,250	$10,955	$10,864
10/31/2018	$10,206	$10,879	$10,797
11/30/2018	$10,290	$10,999	$10,917
12/31/2018	$10,400	$11,152	$11,047
1/31/2019	$10,474	$11,241	$11,131
2/28/2019	$10,521	$11,308	$11,190
3/31/2019	$10,659	$11,507	$11,367
4/30/2019	$10,687	$11,559	$11,410
5/31/2019	$10,834	$11,725	$11,567
6/30/2019	$10,881	$11,773	$11,610
7/31/2019	$10,963	$11,870	$11,704
8/31/2019	$11,120	$12,077	$11,888
9/30/2019	$11,046	$11,978	$11,793
10/31/2019	$11,045	$12,004	$11,814
11/30/2019	$11,054	$12,025	$11,844
12/31/2019	$11,081	$12,071	$11,880
1/31/2020	$11,248	$12,297	$12,093
2/29/2020	$11,387	$12,470	$12,249
3/31/2020	$10,989	$12,039	$11,805
4/30/2020	$10,835	$11,839	$11,657
5/31/2020	$11,077	$12,221	$12,028
6/30/2020	$11,169	$12,324	$12,126
7/31/2020	$11,299	$12,531	$12,331
8/31/2020	$11,278	$12,487	$12,273
9/30/2020	$11,294	$12,525	$12,275
10/31/2020	$11,281	$12,485	$12,239
11/30/2020	$11,411	$12,662	$12,423
12/31/2020	$11,484	$12,726	$12,499
1/31/2021	$11,566	$12,849	$12,579
2/28/2021	$11,446	$12,635	$12,379
3/31/2021	$11,488	$12,716	$12,455
4/30/2021	$11,589	$12,823	$12,560
5/31/2021	$11,641	$12,867	$12,597
6/30/2021	$11,674	$12,915	$12,632
7/31/2021	$11,765	$13,029	$12,736
8/31/2021	$11,728	$12,977	$12,690
9/30/2021	$11,633	$12,885	$12,598
10/31/2021	$11,626	$12,840	$12,561
11/30/2021	$11,717	$12,948	$12,668
12/31/2021	$11,730	$12,962	$12,689
1/31/2022	$11,456	$12,617	$12,341
2/28/2022	$11,391	$12,572	$12,297
3/31/2022	$11,097	$12,161	$11,898
4/30/2022	$10,784	$11,820	$11,569
5/31/2022	$10,868	$11,954	$11,741
6/30/2022	$10,702	$11,754	$11,549
7/31/2022	$10,916	$12,070	$11,854
8/31/2022	$10,711	$11,814	$11,594
9/30/2022	$10,364	$11,340	$11,149
10/31/2022	$10,278	$11,236	$11,057
11/30/2022	$10,657	$11,758	$11,574
12/31/2022	$10,673	$11,789	$11,607
1/31/2023	$10,942	$12,145	$11,940
2/28/2023	$10,725	$11,881	$11,670
3/31/2023	$10,894	$12,138	$11,929
4/30/2023	$10,900	$12,113	$11,902
5/31/2023	$10,825	$11,997	$11,799
6/30/2023	$10,913	$12,136	$11,917
7/31/2023	$10,930	$12,207	$11,964
8/31/2023	$10,802	$12,000	$11,792
9/30/2023	$10,540	$11,663	$11,446
10/31/2023	$10,392	$11,553	$11,349
11/30/2023	$11,002	$12,270	$12,069
12/31/2023	$11,238	$12,573	$12,350
1/31/2024	$11,245	$12,524	$12,287
2/29/2024	$11,253	$12,552	$12,303
3/31/2024	$11,280	$12,566	$12,302
4/30/2024	$11,162	$12,413	$12,150
5/31/2024	$11,180	$12,374	$12,114
6/30/2024	$11,357	$12,566	$12,300
7/31/2024	$11,438	$12,658	$12,412
8/31/2024	$11,509	$12,754	$12,510
9/30/2024	$11,635	$12,883	$12,633
10/31/2024	$11,503	$12,713	$12,449
11/30/2024	$11,672	$12,924	$12,664
12/31/2024	$11,540	$12,737	$12,480
1/31/2025	$11,559	$12,828	$12,542
2/28/2025	$11,666	$12,933	$12,667
3/31/2025	$11,491	$12,745	$12,452
4/30/2025	$11,424	$12,620	$12,352
5/31/2025	$11,378	$12,633	$12,360
6/30/2025	$11,430	$12,705	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	0.65	0.46	1.81
Class A with Load	(3.84)	(0.45)	1.35
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 92,659,219
Holdings Count | Holding		120
Advisory Fees Paid, Amount		$ 219,682
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	0.65	0.46	1.81
Class A with Load	(3.84)	(0.45)	1.35
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	42.5
A/A	36.3
BBB/Baa	15.1
BB/Ba	5.4
Not rated	0.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.8
1-3 years	4.6
3-5 years	6.3
5-10 years	16.2
10-20 years	31.1
20-30 years	33.5
30+ years	3.5

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12‑1‑2047	2.5
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539, 1.95%, 8‑1‑2054	2.2
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8‑15‑2047	2.1
Pennsylvania Turnpike Commission Series A, 5.25%, 12‑1‑2053	2.1
Lehigh County Authority City Division Fund CAB, 0.00%, 12‑1‑2030	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
West Shore School District, 5.00%, 11‑15‑2048	1.6
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group, 5.00%, 8‑15‑2040	1.6

Material Fund Change [Text Block]
C000064980
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		WSBIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,010	$10,024	$10,072
8/31/2015	$10,020	$10,037	$10,092
9/30/2015	$10,041	$10,061	$10,165
10/31/2015	$10,072	$10,079	$10,206
11/30/2015	$10,072	$10,062	$10,246
12/31/2015	$10,080	$10,059	$10,318
1/31/2016	$10,111	$10,106	$10,441
2/29/2016	$10,113	$10,133	$10,458
3/31/2016	$10,114	$10,114	$10,491
4/30/2016	$10,137	$10,132	$10,568
5/31/2016	$10,139	$10,130	$10,597
6/30/2016	$10,171	$10,165	$10,765
7/31/2016	$10,193	$10,189	$10,772
8/31/2016	$10,204	$10,174	$10,786
9/30/2016	$10,185	$10,143	$10,733
10/31/2016	$10,187	$10,141	$10,620
11/30/2016	$10,076	$10,054	$10,224
12/31/2016	$10,078	$10,078	$10,344
1/31/2017	$10,112	$10,132	$10,412
2/28/2017	$10,135	$10,178	$10,484
3/31/2017	$10,148	$10,177	$10,507
4/30/2017	$10,182	$10,200	$10,583
5/31/2017	$10,206	$10,237	$10,751
6/30/2017	$10,208	$10,217	$10,713
7/31/2017	$10,242	$10,252	$10,799
8/31/2017	$10,275	$10,285	$10,882
9/30/2017	$10,277	$10,262	$10,826
10/31/2017	$10,289	$10,261	$10,853
11/30/2017	$10,270	$10,188	$10,795
12/31/2017	$10,273	$10,203	$10,907
1/31/2018	$10,287	$10,225	$10,779
2/28/2018	$10,291	$10,236	$10,747
3/31/2018	$10,284	$10,228	$10,787
4/30/2018	$10,289	$10,208	$10,748
5/31/2018	$10,325	$10,253	$10,871
6/30/2018	$10,350	$10,291	$10,880
7/31/2018	$10,375	$10,319	$10,907
8/31/2018	$10,380	$10,315	$10,935
9/30/2018	$10,363	$10,284	$10,864
10/31/2018	$10,358	$10,286	$10,797
11/30/2018	$10,396	$10,328	$10,917
12/31/2018	$10,444	$10,382	$11,047
1/31/2019	$10,481	$10,427	$11,131
2/28/2019	$10,509	$10,456	$11,190
3/31/2019	$10,547	$10,493	$11,367
4/30/2019	$10,564	$10,497	$11,410
5/31/2019	$10,602	$10,551	$11,567
6/30/2019	$10,641	$10,591	$11,610
7/31/2019	$10,678	$10,639	$11,704
8/31/2019	$10,705	$10,660	$11,888
9/30/2019	$10,689	$10,621	$11,793
10/31/2019	$10,705	$10,660	$11,814
11/30/2019	$10,732	$10,681	$11,844
12/31/2019	$10,747	$10,700	$11,880
1/31/2020	$10,804	$10,755	$12,093
2/29/2020	$10,840	$10,784	$12,249
3/31/2020	$10,650	$10,683	$11,805
4/30/2020	$10,643	$10,703	$11,657
5/31/2020	$10,765	$10,860	$12,028
6/30/2020	$10,821	$10,871	$12,126
7/31/2020	$10,868	$10,917	$12,331
8/31/2020	$10,892	$10,917	$12,273
9/30/2020	$10,895	$10,928	$12,275
10/31/2020	$10,897	$10,914	$12,239
11/30/2020	$10,943	$10,937	$12,423
12/31/2020	$10,967	$10,953	$12,499
1/31/2021	$11,002	$10,975	$12,579
2/28/2021	$10,961	$10,954	$12,379
3/31/2021	$10,974	$10,972	$12,455
4/30/2021	$10,998	$10,989	$12,560
5/31/2021	$11,010	$10,992	$12,597
6/30/2021	$11,011	$10,992	$12,632
7/31/2021	$11,034	$11,018	$12,736
8/31/2021	$11,034	$11,015	$12,690
9/30/2021	$11,001	$10,997	$12,598
10/31/2021	$11,000	$10,988	$12,561
11/30/2021	$11,011	$10,991	$12,668
12/31/2021	$11,011	$10,992	$12,689
1/31/2022	$10,888	$10,865	$12,341
2/28/2022	$10,856	$10,843	$12,297
3/31/2022	$10,746	$10,707	$11,898
4/30/2022	$10,646	$10,632	$11,569
5/31/2022	$10,715	$10,737	$11,741
6/30/2022	$10,695	$10,734	$11,549
7/31/2022	$10,788	$10,824	$11,854
8/31/2022	$10,702	$10,710	$11,594
9/30/2022	$10,572	$10,568	$11,149
10/31/2022	$10,555	$10,573	$11,057
11/30/2022	$10,707	$10,737	$11,574
12/31/2022	$10,725	$10,743	$11,607
1/31/2023	$10,843	$10,862	$11,940
2/28/2023	$10,749	$10,732	$11,670
3/31/2023	$10,858	$10,873	$11,929
4/30/2023	$10,842	$10,831	$11,902
5/31/2023	$10,816	$10,793	$11,799
6/30/2023	$10,872	$10,852	$11,917
7/31/2023	$10,893	$10,877	$11,964
8/31/2023	$10,893	$10,868	$11,792
9/30/2023	$10,813	$10,792	$11,446
10/31/2023	$10,814	$10,814	$11,349
11/30/2023	$11,034	$11,027	$12,069
12/31/2023	$11,129	$11,112	$12,350
1/31/2024	$11,141	$11,098	$12,287
2/29/2024	$11,165	$11,113	$12,303
3/31/2024	$11,177	$11,103	$12,302
4/30/2024	$11,167	$11,082	$12,150
5/31/2024	$11,180	$11,093	$12,114
6/30/2024	$11,262	$11,168	$12,300
7/31/2024	$11,333	$11,253	$12,412
8/31/2024	$11,428	$11,345	$12,510
9/30/2024	$11,477	$11,393	$12,633
10/31/2024	$11,443	$11,346	$12,449
11/30/2024	$11,505	$11,397	$12,664
12/31/2024	$11,483	$11,376	$12,480
1/31/2025	$11,531	$11,435	$12,542
2/28/2025	$11,592	$11,494	$12,667
3/31/2025	$11,570	$11,493	$12,452
4/30/2025	$11,561	$11,461	$12,352
5/31/2025	$11,610	$11,530	$12,360
6/30/2025	$11,684	$11,601	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	3.75	1.55	1.57
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,553,385,144
Holdings Count | Holding		671
Advisory Fees Paid, Amount		$ 4,741,083
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.75	1.55	1.57
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

Material Fund Change [Text Block]
C000205246
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class R6
Trading Symbol		WSSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class R6	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,010	$10,024	$10,072
8/31/2015	$10,020	$10,037	$10,092
9/30/2015	$10,041	$10,061	$10,165
10/31/2015	$10,072	$10,079	$10,206
11/30/2015	$10,072	$10,062	$10,246
12/31/2015	$10,080	$10,059	$10,318
1/31/2016	$10,111	$10,106	$10,441
2/29/2016	$10,113	$10,133	$10,458
3/31/2016	$10,114	$10,114	$10,491
4/30/2016	$10,137	$10,132	$10,568
5/31/2016	$10,139	$10,130	$10,597
6/30/2016	$10,171	$10,165	$10,765
7/31/2016	$10,193	$10,189	$10,772
8/31/2016	$10,204	$10,174	$10,786
9/30/2016	$10,185	$10,143	$10,733
10/31/2016	$10,187	$10,141	$10,620
11/30/2016	$10,076	$10,054	$10,224
12/31/2016	$10,078	$10,078	$10,344
1/31/2017	$10,112	$10,132	$10,412
2/28/2017	$10,135	$10,178	$10,484
3/31/2017	$10,148	$10,177	$10,507
4/30/2017	$10,182	$10,200	$10,583
5/31/2017	$10,206	$10,237	$10,751
6/30/2017	$10,208	$10,217	$10,713
7/31/2017	$10,242	$10,252	$10,799
8/31/2017	$10,275	$10,285	$10,882
9/30/2017	$10,277	$10,262	$10,826
10/31/2017	$10,289	$10,261	$10,853
11/30/2017	$10,270	$10,188	$10,795
12/31/2017	$10,273	$10,203	$10,907
1/31/2018	$10,287	$10,225	$10,779
2/28/2018	$10,291	$10,236	$10,747
3/31/2018	$10,284	$10,228	$10,787
4/30/2018	$10,289	$10,208	$10,748
5/31/2018	$10,325	$10,253	$10,871
6/30/2018	$10,350	$10,291	$10,880
7/31/2018	$10,375	$10,319	$10,907
8/31/2018	$10,380	$10,315	$10,935
9/30/2018	$10,364	$10,284	$10,864
10/31/2018	$10,370	$10,286	$10,797
11/30/2018	$10,408	$10,328	$10,917
12/31/2018	$10,446	$10,382	$11,047
1/31/2019	$10,484	$10,427	$11,131
2/28/2019	$10,512	$10,456	$11,190
3/31/2019	$10,550	$10,493	$11,367
4/30/2019	$10,568	$10,497	$11,410
5/31/2019	$10,617	$10,551	$11,567
6/30/2019	$10,646	$10,591	$11,610
7/31/2019	$10,684	$10,639	$11,704
8/31/2019	$10,711	$10,660	$11,888
9/30/2019	$10,695	$10,621	$11,793
10/31/2019	$10,723	$10,660	$11,814
11/30/2019	$10,739	$10,681	$11,844
12/31/2019	$10,755	$10,700	$11,880
1/31/2020	$10,812	$10,755	$12,093
2/29/2020	$10,849	$10,784	$12,249
3/31/2020	$10,659	$10,683	$11,805
4/30/2020	$10,653	$10,703	$11,657
5/31/2020	$10,775	$10,860	$12,028
6/30/2020	$10,832	$10,871	$12,126
7/31/2020	$10,879	$10,917	$12,331
8/31/2020	$10,904	$10,917	$12,273
9/30/2020	$10,907	$10,928	$12,275
10/31/2020	$10,910	$10,914	$12,239
11/30/2020	$10,956	$10,937	$12,423
12/31/2020	$10,981	$10,953	$12,499
1/31/2021	$11,016	$10,975	$12,579
2/28/2021	$10,976	$10,954	$12,379
3/31/2021	$10,989	$10,972	$12,455
4/30/2021	$11,013	$10,989	$12,560
5/31/2021	$11,025	$10,992	$12,597
6/30/2021	$11,027	$10,992	$12,632
7/31/2021	$11,061	$11,018	$12,736
8/31/2021	$11,051	$11,015	$12,690
9/30/2021	$11,030	$10,997	$12,598
10/31/2021	$11,019	$10,988	$12,561
11/30/2021	$11,030	$10,991	$12,668
12/31/2021	$11,030	$10,992	$12,689
1/31/2022	$10,907	$10,865	$12,341
2/28/2022	$10,876	$10,843	$12,297
3/31/2022	$10,765	$10,707	$11,898
4/30/2022	$10,666	$10,632	$11,569
5/31/2022	$10,736	$10,737	$11,741
6/30/2022	$10,717	$10,734	$11,549
7/31/2022	$10,809	$10,824	$11,854
8/31/2022	$10,724	$10,710	$11,594
9/30/2022	$10,594	$10,568	$11,149
10/31/2022	$10,578	$10,573	$11,057
11/30/2022	$10,731	$10,737	$11,574
12/31/2022	$10,749	$10,743	$11,607
1/31/2023	$10,868	$10,862	$11,940
2/28/2023	$10,774	$10,732	$11,670
3/31/2023	$10,883	$10,873	$11,929
4/30/2023	$10,880	$10,831	$11,902
5/31/2023	$10,854	$10,793	$11,799
6/30/2023	$10,899	$10,852	$11,917
7/31/2023	$10,921	$10,877	$11,964
8/31/2023	$10,921	$10,868	$11,792
9/30/2023	$10,853	$10,792	$11,446
10/31/2023	$10,843	$10,814	$11,349
11/30/2023	$11,064	$11,027	$12,069
12/31/2023	$11,171	$11,112	$12,350
1/31/2024	$11,171	$11,098	$12,287
2/29/2024	$11,197	$11,113	$12,303
3/31/2024	$11,221	$11,103	$12,302
4/30/2024	$11,200	$11,082	$12,150
5/31/2024	$11,212	$11,093	$12,114
6/30/2024	$11,295	$11,168	$12,300
7/31/2024	$11,367	$11,253	$12,412
8/31/2024	$11,463	$11,345	$12,510
9/30/2024	$11,513	$11,393	$12,633
10/31/2024	$11,479	$11,346	$12,449
11/30/2024	$11,541	$11,397	$12,664
12/31/2024	$11,520	$11,376	$12,480
1/31/2025	$11,569	$11,435	$12,542
2/28/2025	$11,631	$11,494	$12,667
3/31/2025	$11,609	$11,493	$12,452
4/30/2025	$11,600	$11,461	$12,352
5/31/2025	$11,650	$11,530	$12,360
6/30/2025	$11,724	$11,601	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.80	1.60	1.60
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,553,385,144
Holdings Count | Holding		671
Advisory Fees Paid, Amount		$ 4,741,083
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.80	1.60	1.60
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

Material Fund Change [Text Block]
C000020338
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class C
Trading Symbol		WSSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.38%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,012	$10,024	$10,072
8/31/2015	$10,004	$10,037	$10,092
9/30/2015	$10,017	$10,061	$10,165
10/31/2015	$10,040	$10,079	$10,206
11/30/2015	$10,032	$10,062	$10,246
12/31/2015	$10,032	$10,059	$10,318
1/31/2016	$10,054	$10,106	$10,441
2/29/2016	$10,058	$10,133	$10,458
3/31/2016	$10,041	$10,114	$10,491
4/30/2016	$10,055	$10,132	$10,568
5/31/2016	$10,059	$10,130	$10,597
6/30/2016	$10,073	$10,165	$10,765
7/31/2016	$10,096	$10,189	$10,772
8/31/2016	$10,089	$10,174	$10,786
9/30/2016	$10,062	$10,143	$10,733
10/31/2016	$10,056	$10,141	$10,620
11/30/2016	$9,937	$10,054	$10,224
12/31/2016	$9,931	$10,078	$10,344
1/31/2017	$9,956	$10,132	$10,412
2/28/2017	$9,972	$10,178	$10,484
3/31/2017	$9,976	$10,177	$10,507
4/30/2017	$10,002	$10,200	$10,583
5/31/2017	$10,017	$10,237	$10,751
6/30/2017	$10,011	$10,217	$10,713
7/31/2017	$10,037	$10,252	$10,799
8/31/2017	$10,071	$10,285	$10,882
9/30/2017	$10,054	$10,262	$10,826
10/31/2017	$10,057	$10,261	$10,853
11/30/2017	$10,031	$10,188	$10,795
12/31/2017	$10,025	$10,203	$10,907
1/31/2018	$10,031	$10,225	$10,779
2/28/2018	$10,027	$10,236	$10,747
3/31/2018	$10,022	$10,228	$10,787
4/30/2018	$10,008	$10,208	$10,748
5/31/2018	$10,035	$10,253	$10,871
6/30/2018	$10,051	$10,291	$10,880
7/31/2018	$10,068	$10,319	$10,907
8/31/2018	$10,063	$10,315	$10,935
9/30/2018	$10,039	$10,284	$10,864
10/31/2018	$10,036	$10,286	$10,797
11/30/2018	$10,064	$10,328	$10,917
12/31/2018	$10,093	$10,382	$11,047
1/31/2019	$10,120	$10,427	$11,131
2/28/2019	$10,139	$10,456	$11,190
3/31/2019	$10,178	$10,493	$11,367
4/30/2019	$10,176	$10,497	$11,410
5/31/2019	$10,215	$10,551	$11,567
6/30/2019	$10,233	$10,591	$11,610
7/31/2019	$10,261	$10,639	$11,704
8/31/2019	$10,278	$10,660	$11,888
9/30/2019	$10,254	$10,621	$11,793
10/31/2019	$10,271	$10,660	$11,814
11/30/2019	$10,279	$10,681	$11,844
12/31/2019	$10,285	$10,700	$11,880
1/31/2020	$10,331	$10,755	$12,093
2/29/2020	$10,358	$10,784	$12,249
3/31/2020	$10,167	$10,683	$11,805
4/30/2020	$10,152	$10,703	$11,657
5/31/2020	$10,260	$10,860	$12,028
6/30/2020	$10,305	$10,871	$12,126
7/31/2020	$10,352	$10,917	$12,331
8/31/2020	$10,356	$10,917	$12,273
9/30/2020	$10,360	$10,928	$12,275
10/31/2020	$10,343	$10,914	$12,239
11/30/2020	$10,379	$10,937	$12,423
12/31/2020	$10,393	$10,953	$12,499
1/31/2021	$10,418	$10,975	$12,579
2/28/2021	$10,371	$10,954	$12,379
3/31/2021	$10,374	$10,972	$12,455
4/30/2021	$10,388	$10,989	$12,560
5/31/2021	$10,391	$10,992	$12,597
6/30/2021	$10,384	$10,992	$12,632
7/31/2021	$10,407	$11,018	$12,736
8/31/2021	$10,388	$11,015	$12,690
9/30/2021	$10,359	$10,997	$12,598
10/31/2021	$10,339	$10,988	$12,561
11/30/2021	$10,341	$10,991	$12,668
12/31/2021	$10,333	$10,992	$12,689
1/31/2022	$10,208	$10,865	$12,341
2/28/2022	$10,171	$10,843	$12,297
3/31/2022	$10,058	$10,707	$11,898
4/30/2022	$9,957	$10,632	$11,569
5/31/2022	$10,024	$10,737	$11,741
6/30/2022	$9,987	$10,734	$11,549
7/31/2022	$10,065	$10,824	$11,854
8/31/2022	$9,976	$10,710	$11,594
9/30/2022	$9,847	$10,568	$11,149
10/31/2022	$9,823	$10,573	$11,057
11/30/2022	$9,957	$10,737	$11,574
12/31/2022	$9,965	$10,743	$11,607
1/31/2023	$10,077	$10,862	$11,940
2/28/2023	$9,972	$10,732	$11,670
3/31/2023	$10,064	$10,873	$11,929
4/30/2023	$10,052	$10,831	$11,902
5/31/2023	$10,020	$10,793	$11,799
6/30/2023	$10,063	$10,852	$11,917
7/31/2023	$10,081	$10,877	$11,964
8/31/2023	$10,068	$10,868	$11,792
9/30/2023	$10,003	$10,792	$11,446
10/31/2023	$10,002	$10,814	$11,349
11/30/2023	$10,193	$11,027	$12,069
12/31/2023	$10,289	$11,112	$12,350
1/31/2024	$10,287	$11,098	$12,287
2/29/2024	$10,308	$11,113	$12,303
3/31/2024	$10,328	$11,103	$12,302
4/30/2024	$10,306	$11,082	$12,150
5/31/2024	$10,315	$11,093	$12,114
6/30/2024	$10,389	$11,168	$12,300
7/31/2024	$10,464	$11,253	$12,412
8/31/2024	$10,539	$11,345	$12,510
9/30/2024	$10,582	$11,393	$12,633
10/31/2024	$10,549	$11,346	$12,449
11/30/2024	$10,604	$11,397	$12,664
12/31/2024	$10,581	$11,376	$12,480
1/31/2025	$10,624	$11,435	$12,542
2/28/2025	$10,679	$11,494	$12,667
3/31/2025	$10,668	$11,493	$12,452
4/30/2025	$10,646	$11,461	$12,352
5/31/2025	$10,700	$11,530	$12,360
6/30/2025	$10,756	$11,601	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	2.74	0.55	0.73
Class C with Load	1.74	0.55	0.73
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,553,385,144
Holdings Count | Holding		671
Advisory Fees Paid, Amount		$ 4,741,083
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.74	0.55	0.73
Class C with Load	1.74	0.55	0.73
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

Material Fund Change [Text Block]
C000064979
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Class A
Trading Symbol		WSMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	0.61%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,800	$10,000	$10,000
7/31/2015	$9,818	$10,024	$10,072
8/31/2015	$9,816	$10,037	$10,092
9/30/2015	$9,835	$10,061	$10,165
10/31/2015	$9,864	$10,079	$10,206
11/30/2015	$9,862	$10,062	$10,246
12/31/2015	$9,868	$10,059	$10,318
1/31/2016	$9,897	$10,106	$10,441
2/29/2016	$9,906	$10,133	$10,458
3/31/2016	$9,896	$10,114	$10,491
4/30/2016	$9,916	$10,132	$10,568
5/31/2016	$9,916	$10,130	$10,597
6/30/2016	$9,946	$10,165	$10,765
7/31/2016	$9,965	$10,189	$10,772
8/31/2016	$9,974	$10,174	$10,786
9/30/2016	$9,954	$10,143	$10,733
10/31/2016	$9,954	$10,141	$10,620
11/30/2016	$9,843	$10,054	$10,224
12/31/2016	$9,843	$10,078	$10,344
1/31/2017	$9,874	$10,132	$10,412
2/28/2017	$9,895	$10,178	$10,484
3/31/2017	$9,906	$10,177	$10,507
4/30/2017	$9,937	$10,200	$10,583
5/31/2017	$9,958	$10,237	$10,751
6/30/2017	$9,959	$10,217	$10,713
7/31/2017	$9,990	$10,252	$10,799
8/31/2017	$10,021	$10,285	$10,882
9/30/2017	$10,020	$10,262	$10,826
10/31/2017	$10,030	$10,261	$10,853
11/30/2017	$10,010	$10,188	$10,795
12/31/2017	$10,010	$10,203	$10,907
1/31/2018	$10,022	$10,225	$10,779
2/28/2018	$10,024	$10,236	$10,747
3/31/2018	$10,016	$10,228	$10,787
4/30/2018	$10,018	$10,208	$10,748
5/31/2018	$10,051	$10,253	$10,871
6/30/2018	$10,074	$10,291	$10,880
7/31/2018	$10,097	$10,319	$10,907
8/31/2018	$10,099	$10,315	$10,935
9/30/2018	$10,081	$10,284	$10,864
10/31/2018	$10,074	$10,286	$10,797
11/30/2018	$10,119	$10,328	$10,917
12/31/2018	$10,154	$10,382	$11,047
1/31/2019	$10,188	$10,427	$11,131
2/28/2019	$10,213	$10,456	$11,190
3/31/2019	$10,248	$10,493	$11,367
4/30/2019	$10,263	$10,497	$11,410
5/31/2019	$10,308	$10,551	$11,567
6/30/2019	$10,333	$10,591	$11,610
7/31/2019	$10,368	$10,639	$11,704
8/31/2019	$10,392	$10,660	$11,888
9/30/2019	$10,374	$10,621	$11,793
10/31/2019	$10,398	$10,660	$11,814
11/30/2019	$10,412	$10,681	$11,844
12/31/2019	$10,425	$10,700	$11,880
1/31/2020	$10,478	$10,755	$12,093
2/29/2020	$10,512	$10,784	$12,249
3/31/2020	$10,325	$10,683	$11,805
4/30/2020	$10,316	$10,703	$11,657
5/31/2020	$10,432	$10,860	$12,028
6/30/2020	$10,485	$10,871	$12,126
7/31/2020	$10,529	$10,917	$12,331
8/31/2020	$10,550	$10,917	$12,273
9/30/2020	$10,561	$10,928	$12,275
10/31/2020	$10,551	$10,914	$12,239
11/30/2020	$10,593	$10,937	$12,423
12/31/2020	$10,615	$10,953	$12,499
1/31/2021	$10,647	$10,975	$12,579
2/28/2021	$10,605	$10,954	$12,379
3/31/2021	$10,615	$10,972	$12,455
4/30/2021	$10,636	$10,989	$12,560
5/31/2021	$10,645	$10,992	$12,597
6/30/2021	$10,645	$10,992	$12,632
7/31/2021	$10,675	$11,018	$12,736
8/31/2021	$10,663	$11,015	$12,690
9/30/2021	$10,640	$10,997	$12,598
10/31/2021	$10,626	$10,988	$12,561
11/30/2021	$10,635	$10,991	$12,668
12/31/2021	$10,633	$10,992	$12,689
1/31/2022	$10,511	$10,865	$12,341
2/28/2022	$10,479	$10,843	$12,297
3/31/2022	$10,370	$10,707	$11,898
4/30/2022	$10,272	$10,632	$11,569
5/31/2022	$10,347	$10,737	$11,741
6/30/2022	$10,315	$10,734	$11,549
7/31/2022	$10,402	$10,824	$11,854
8/31/2022	$10,318	$10,710	$11,594
9/30/2022	$10,190	$10,568	$11,149
10/31/2022	$10,172	$10,573	$11,057
11/30/2022	$10,317	$10,737	$11,574
12/31/2022	$10,332	$10,743	$11,607
1/31/2023	$10,455	$10,862	$11,940
2/28/2023	$10,351	$10,732	$11,670
3/31/2023	$10,454	$10,873	$11,929
4/30/2023	$10,448	$10,831	$11,902
5/31/2023	$10,421	$10,793	$11,799
6/30/2023	$10,473	$10,852	$11,917
7/31/2023	$10,491	$10,877	$11,964
8/31/2023	$10,478	$10,868	$11,792
9/30/2023	$10,410	$10,792	$11,446
10/31/2023	$10,408	$10,814	$11,349
11/30/2023	$10,608	$11,027	$12,069
12/31/2023	$10,708	$11,112	$12,350
1/31/2024	$10,706	$11,098	$12,287
2/29/2024	$10,728	$11,113	$12,303
3/31/2024	$10,748	$11,103	$12,302
4/30/2024	$10,725	$11,082	$12,150
5/31/2024	$10,735	$11,093	$12,114
6/30/2024	$10,812	$11,168	$12,300
7/31/2024	$10,889	$11,253	$12,412
8/31/2024	$10,968	$11,345	$12,510
9/30/2024	$11,013	$11,393	$12,633
10/31/2024	$10,978	$11,346	$12,449
11/30/2024	$11,035	$11,397	$12,664
12/31/2024	$11,012	$11,376	$12,480
1/31/2025	$11,056	$11,435	$12,542
2/28/2025	$11,113	$11,494	$12,667
3/31/2025	$11,102	$11,493	$12,452
4/30/2025	$11,079	$11,461	$12,352
5/31/2025	$11,136	$11,530	$12,360
6/30/2025	$11,193	$11,601	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	3.53	1.32	1.34
Class A with Load	1.46	0.91	1.13
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,553,385,144
Holdings Count | Holding		671
Advisory Fees Paid, Amount		$ 4,741,083
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.53	1.32	1.34
Class A with Load	1.46	0.91	1.13
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

Material Fund Change [Text Block]
C000092789
Shareholder Report [Line Items]
Fund Name		Short-Term Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		WSTMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,018	$10,024	$10,072
8/31/2015	$10,017	$10,037	$10,092
9/30/2015	$10,027	$10,061	$10,165
10/31/2015	$10,046	$10,079	$10,206
11/30/2015	$10,056	$10,062	$10,246
12/31/2015	$10,062	$10,059	$10,318
1/31/2016	$10,091	$10,106	$10,441
2/29/2016	$10,091	$10,133	$10,458
3/31/2016	$10,080	$10,114	$10,491
4/30/2016	$10,112	$10,132	$10,568
5/31/2016	$10,112	$10,130	$10,597
6/30/2016	$10,142	$10,165	$10,765
7/31/2016	$10,162	$10,189	$10,772
8/31/2016	$10,162	$10,174	$10,786
9/30/2016	$10,152	$10,143	$10,733
10/31/2016	$10,141	$10,141	$10,620
11/30/2016	$10,039	$10,054	$10,224
12/31/2016	$10,039	$10,078	$10,344
1/31/2017	$10,071	$10,132	$10,412
2/28/2017	$10,093	$10,178	$10,484
3/31/2017	$10,094	$10,177	$10,507
4/30/2017	$10,126	$10,200	$10,583
5/31/2017	$10,158	$10,237	$10,751
6/30/2017	$10,159	$10,217	$10,713
7/31/2017	$10,192	$10,252	$10,799
8/31/2017	$10,223	$10,285	$10,882
9/30/2017	$10,223	$10,262	$10,826
10/31/2017	$10,233	$10,261	$10,853
11/30/2017	$10,202	$10,188	$10,795
12/31/2017	$10,213	$10,203	$10,907
1/31/2018	$10,215	$10,225	$10,779
2/28/2018	$10,217	$10,236	$10,747
3/31/2018	$10,219	$10,228	$10,787
4/30/2018	$10,222	$10,208	$10,748
5/31/2018	$10,256	$10,253	$10,871
6/30/2018	$10,280	$10,291	$10,880
7/31/2018	$10,293	$10,319	$10,907
8/31/2018	$10,305	$10,315	$10,935
9/30/2018	$10,288	$10,284	$10,864
10/31/2018	$10,281	$10,286	$10,797
11/30/2018	$10,316	$10,328	$10,917
12/31/2018	$10,362	$10,382	$11,047
1/31/2019	$10,398	$10,427	$11,131
2/28/2019	$10,423	$10,456	$11,190
3/31/2019	$10,459	$10,493	$11,367
4/30/2019	$10,475	$10,497	$11,410
5/31/2019	$10,511	$10,551	$11,567
6/30/2019	$10,547	$10,591	$11,610
7/31/2019	$10,583	$10,639	$11,704
8/31/2019	$10,608	$10,660	$11,888
9/30/2019	$10,579	$10,621	$11,793
10/31/2019	$10,604	$10,660	$11,814
11/30/2019	$10,618	$10,681	$11,844
12/31/2019	$10,642	$10,700	$11,880
1/31/2020	$10,697	$10,755	$12,093
2/29/2020	$10,731	$10,784	$12,249
3/31/2020	$10,541	$10,683	$11,805
4/30/2020	$10,532	$10,703	$11,657
5/31/2020	$10,640	$10,860	$12,028
6/30/2020	$10,694	$10,871	$12,126
7/31/2020	$10,750	$10,917	$12,331
8/31/2020	$10,761	$10,917	$12,273
9/30/2020	$10,772	$10,928	$12,275
10/31/2020	$10,773	$10,914	$12,239
11/30/2020	$10,806	$10,937	$12,423
12/31/2020	$10,839	$10,953	$12,499
1/31/2021	$10,861	$10,975	$12,579
2/28/2021	$10,818	$10,954	$12,379
3/31/2021	$10,840	$10,972	$12,455
4/30/2021	$10,862	$10,989	$12,560
5/31/2021	$10,871	$10,992	$12,597
6/30/2021	$10,871	$10,992	$12,632
7/31/2021	$10,892	$11,018	$12,736
8/31/2021	$10,890	$11,015	$12,690
9/30/2021	$10,856	$10,997	$12,598
10/31/2021	$10,845	$10,988	$12,561
11/30/2021	$10,867	$10,991	$12,668
12/31/2021	$10,856	$10,992	$12,689
1/31/2022	$10,735	$10,865	$12,341
2/28/2022	$10,703	$10,843	$12,297
3/31/2022	$10,591	$10,707	$11,898
4/30/2022	$10,491	$10,632	$11,569
5/31/2022	$10,558	$10,737	$11,741
6/30/2022	$10,537	$10,734	$11,549
7/31/2022	$10,626	$10,824	$11,854
8/31/2022	$10,539	$10,710	$11,594
9/30/2022	$10,409	$10,568	$11,149
10/31/2022	$10,391	$10,573	$11,057
11/30/2022	$10,539	$10,737	$11,574
12/31/2022	$10,555	$10,743	$11,607
1/31/2023	$10,670	$10,862	$11,940
2/28/2023	$10,575	$10,732	$11,670
3/31/2023	$10,681	$10,873	$11,929
4/30/2023	$10,664	$10,831	$11,902
5/31/2023	$10,636	$10,793	$11,799
6/30/2023	$10,689	$10,852	$11,917
7/31/2023	$10,708	$10,877	$11,964
8/31/2023	$10,706	$10,868	$11,792
9/30/2023	$10,626	$10,792	$11,446
10/31/2023	$10,625	$10,814	$11,349
11/30/2023	$10,840	$11,027	$12,069
12/31/2023	$10,931	$11,112	$12,350
1/31/2024	$10,941	$11,098	$12,287
2/29/2024	$10,963	$11,113	$12,303
3/31/2024	$10,973	$11,103	$12,302
4/30/2024	$10,961	$11,082	$12,150
5/31/2024	$10,971	$11,093	$12,114
6/30/2024	$11,050	$11,168	$12,300
7/31/2024	$11,118	$11,253	$12,412
8/31/2024	$11,199	$11,345	$12,510
9/30/2024	$11,256	$11,393	$12,633
10/31/2024	$11,221	$11,346	$12,449
11/30/2024	$11,280	$11,397	$12,664
12/31/2024	$11,245	$11,376	$12,480
1/31/2025	$11,302	$11,435	$12,542
2/28/2025	$11,360	$11,494	$12,667
3/31/2025	$11,336	$11,493	$12,452
4/30/2025	$11,325	$11,461	$12,352
5/31/2025	$11,371	$11,530	$12,360
6/30/2025	$11,442	$11,601	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	3.54	1.36	1.36
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 1,553,385,144
Holdings Count | Holding		671
Advisory Fees Paid, Amount		$ 4,741,083
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.54	1.36	1.36
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000123112
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		STRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.47%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,037	$10,047	$10,072
8/31/2015	$10,041	$10,060	$10,092
9/30/2015	$10,103	$10,118	$10,165
10/31/2015	$10,142	$10,157	$10,206
11/30/2015	$10,169	$10,157	$10,246
12/31/2015	$10,212	$10,183	$10,318
1/31/2016	$10,239	$10,284	$10,441
2/29/2016	$10,232	$10,312	$10,458
3/31/2016	$10,280	$10,296	$10,491
4/30/2016	$10,338	$10,343	$10,568
5/31/2016	$10,353	$10,334	$10,597
6/30/2016	$10,402	$10,421	$10,765
7/31/2016	$10,426	$10,446	$10,772
8/31/2016	$10,439	$10,440	$10,786
9/30/2016	$10,441	$10,409	$10,733
10/31/2016	$10,420	$10,361	$10,620
11/30/2016	$10,260	$10,109	$10,224
12/31/2016	$10,282	$10,168	$10,344
1/31/2017	$10,311	$10,247	$10,412
2/28/2017	$10,364	$10,315	$10,484
3/31/2017	$10,382	$10,323	$10,507
4/30/2017	$10,435	$10,385	$10,583
5/31/2017	$10,511	$10,484	$10,751
6/30/2017	$10,505	$10,449	$10,713
7/31/2017	$10,557	$10,515	$10,799
8/31/2017	$10,620	$10,571	$10,882
9/30/2017	$10,613	$10,516	$10,826
10/31/2017	$10,630	$10,520	$10,853
11/30/2017	$10,610	$10,421	$10,795
12/31/2017	$10,629	$10,476	$10,907
1/31/2018	$10,624	$10,435	$10,779
2/28/2018	$10,631	$10,414	$10,747
3/31/2018	$10,637	$10,418	$10,787
4/30/2018	$10,645	$10,388	$10,748
5/31/2018	$10,713	$10,472	$10,871
6/30/2018	$10,732	$10,501	$10,880
7/31/2018	$10,762	$10,538	$10,907
8/31/2018	$10,783	$10,542	$10,935
9/30/2018	$10,743	$10,492	$10,864
10/31/2018	$10,728	$10,472	$10,797
11/30/2018	$10,798	$10,555	$10,917
12/31/2018	$10,892	$10,653	$11,047
1/31/2019	$10,962	$10,742	$11,131
2/28/2019	$11,009	$10,789	$11,190
3/31/2019	$11,092	$10,871	$11,367
4/30/2019	$11,114	$10,880	$11,410
5/31/2019	$11,208	$10,991	$11,567
6/30/2019	$11,242	$11,039	$11,610
7/31/2019	$11,312	$11,117	$11,704
8/31/2019	$11,393	$11,195	$11,888
9/30/2019	$11,352	$11,113	$11,793
10/31/2019	$11,372	$11,154	$11,814
11/30/2019	$11,392	$11,179	$11,844
12/31/2019	$11,421	$11,211	$11,880
1/31/2020	$11,540	$11,342	$12,093
2/29/2020	$11,623	$11,413	$12,249
3/31/2020	$11,257	$11,143	$11,805
4/30/2020	$11,178	$11,121	$11,657
5/31/2020	$11,411	$11,396	$12,028
6/30/2020	$11,531	$11,441	$12,126
7/31/2020	$11,651	$11,565	$12,331
8/31/2020	$11,670	$11,548	$12,273
9/30/2020	$11,676	$11,561	$12,275
10/31/2020	$11,668	$11,537	$12,239
11/30/2020	$11,762	$11,615	$12,423
12/31/2020	$11,818	$11,656	$12,499
1/31/2021	$11,887	$11,696	$12,579
2/28/2021	$11,790	$11,588	$12,379
3/31/2021	$11,820	$11,632	$12,455
4/30/2021	$11,887	$11,680	$12,560
5/31/2021	$11,916	$11,686	$12,597
6/30/2021	$11,933	$11,691	$12,632
7/31/2021	$12,000	$11,758	$12,736
8/31/2021	$11,990	$11,747	$12,690
9/30/2021	$11,929	$11,694	$12,598
10/31/2021	$11,907	$11,663	$12,561
11/30/2021	$11,961	$11,692	$12,668
12/31/2021	$11,964	$11,706	$12,689
1/31/2022	$11,747	$11,459	$12,341
2/28/2022	$11,700	$11,425	$12,297
3/31/2022	$11,470	$11,180	$11,898
4/30/2022	$11,295	$11,007	$11,569
5/31/2022	$11,392	$11,157	$11,741
6/30/2022	$11,307	$11,117	$11,549
7/31/2022	$11,482	$11,310	$11,854
8/31/2022	$11,346	$11,141	$11,594
9/30/2022	$11,105	$10,866	$11,149
10/31/2022	$11,061	$10,843	$11,057
11/30/2022	$11,319	$11,132	$11,574
12/31/2022	$11,341	$11,177	$11,607
1/31/2023	$11,548	$11,386	$11,940
2/28/2023	$11,400	$11,189	$11,670
3/31/2023	$11,542	$11,383	$11,929
4/30/2023	$11,539	$11,340	$11,902
5/31/2023	$11,483	$11,248	$11,799
6/30/2023	$11,575	$11,321	$11,917
7/31/2023	$11,599	$11,357	$11,964
8/31/2023	$11,544	$11,282	$11,792
9/30/2023	$11,369	$11,101	$11,446
10/31/2023	$11,301	$11,084	$11,349
11/30/2023	$11,704	$11,489	$12,069
12/31/2023	$11,879	$11,661	$12,350
1/31/2024	$11,891	$11,625	$12,287
2/29/2024	$11,918	$11,633	$12,303
3/31/2024	$11,945	$11,619	$12,302
4/30/2024	$11,891	$11,528	$12,150
5/31/2024	$11,891	$11,462	$12,114
6/30/2024	$12,014	$11,582	$12,300
7/31/2024	$12,111	$11,689	$12,412
8/31/2024	$12,209	$11,818	$12,510
9/30/2024	$12,293	$11,898	$12,633
10/31/2024	$12,211	$11,775	$12,449
11/30/2024	$12,324	$11,876	$12,664
12/31/2024	$12,242	$11,793	$12,480
1/31/2025	$12,297	$11,871	$12,542
2/28/2025	$12,382	$11,973	$12,667
3/31/2025	$12,299	$11,888	$12,452
4/30/2025	$12,260	$11,826	$12,352
5/31/2025	$12,290	$11,923	$12,360
6/30/2025	$12,348	$12,024	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	2.78	1.38	2.13
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,875,456,400
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 7,057,629
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.78	1.38	2.13
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

Material Fund Change [Text Block]
C000205251
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class R6
Trading Symbol		VMPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.42%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class R6	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,047	$10,072
8/31/2015	$10,038	$10,060	$10,092
9/30/2015	$10,087	$10,118	$10,165
10/31/2015	$10,135	$10,157	$10,206
11/30/2015	$10,161	$10,157	$10,246
12/31/2015	$10,190	$10,183	$10,318
1/31/2016	$10,227	$10,284	$10,441
2/29/2016	$10,218	$10,312	$10,458
3/31/2016	$10,264	$10,296	$10,491
4/30/2016	$10,321	$10,343	$10,568
5/31/2016	$10,334	$10,334	$10,597
6/30/2016	$10,380	$10,421	$10,765
7/31/2016	$10,403	$10,446	$10,772
8/31/2016	$10,414	$10,440	$10,786
9/30/2016	$10,403	$10,409	$10,733
10/31/2016	$10,391	$10,361	$10,620
11/30/2016	$10,230	$10,109	$10,224
12/31/2016	$10,238	$10,168	$10,344
1/31/2017	$10,277	$10,247	$10,412
2/28/2017	$10,317	$10,315	$10,484
3/31/2017	$10,344	$10,323	$10,507
4/30/2017	$10,396	$10,385	$10,583
5/31/2017	$10,470	$10,484	$10,751
6/30/2017	$10,450	$10,449	$10,713
7/31/2017	$10,500	$10,515	$10,799
8/31/2017	$10,562	$10,571	$10,882
9/30/2017	$10,553	$10,516	$10,826
10/31/2017	$10,567	$10,520	$10,853
11/30/2017	$10,558	$10,421	$10,795
12/31/2017	$10,575	$10,476	$10,907
1/31/2018	$10,568	$10,435	$10,779
2/28/2018	$10,573	$10,414	$10,747
3/31/2018	$10,578	$10,418	$10,787
4/30/2018	$10,572	$10,388	$10,748
5/31/2018	$10,649	$10,472	$10,871
6/30/2018	$10,666	$10,501	$10,880
7/31/2018	$10,683	$10,538	$10,907
8/31/2018	$10,703	$10,542	$10,935
9/30/2018	$10,676	$10,492	$10,864
10/31/2018	$10,649	$10,472	$10,797
11/30/2018	$10,719	$10,555	$10,917
12/31/2018	$10,814	$10,653	$11,047
1/31/2019	$10,883	$10,742	$11,131
2/28/2019	$10,931	$10,789	$11,190
3/31/2019	$11,025	$10,871	$11,367
4/30/2019	$11,047	$10,880	$11,410
5/31/2019	$11,130	$10,991	$11,567
6/30/2019	$11,176	$11,039	$11,610
7/31/2019	$11,233	$11,117	$11,704
8/31/2019	$11,315	$11,195	$11,888
9/30/2019	$11,275	$11,113	$11,793
10/31/2019	$11,295	$11,154	$11,814
11/30/2019	$11,315	$11,179	$11,844
12/31/2019	$11,345	$11,211	$11,880
1/31/2020	$11,464	$11,342	$12,093
2/29/2020	$11,558	$11,413	$12,249
3/31/2020	$11,183	$11,143	$11,805
4/30/2020	$11,105	$11,121	$11,657
5/31/2020	$11,337	$11,396	$12,028
6/30/2020	$11,456	$11,441	$12,126
7/31/2020	$11,589	$11,565	$12,331
8/31/2020	$11,596	$11,548	$12,273
9/30/2020	$11,615	$11,561	$12,275
10/31/2020	$11,595	$11,537	$12,239
11/30/2020	$11,688	$11,615	$12,423
12/31/2020	$11,744	$11,656	$12,499
1/31/2021	$11,813	$11,696	$12,579
2/28/2021	$11,718	$11,588	$12,379
3/31/2021	$11,760	$11,632	$12,455
4/30/2021	$11,815	$11,680	$12,560
5/31/2021	$11,845	$11,686	$12,597
6/30/2021	$11,875	$11,691	$12,632
7/31/2021	$11,929	$11,758	$12,736
8/31/2021	$11,919	$11,747	$12,690
9/30/2021	$11,859	$11,694	$12,598
10/31/2021	$11,838	$11,663	$12,561
11/30/2021	$11,892	$11,692	$12,668
12/31/2021	$11,895	$11,706	$12,689
1/31/2022	$11,693	$11,459	$12,341
2/28/2022	$11,634	$11,425	$12,297
3/31/2022	$11,419	$11,180	$11,898
4/30/2022	$11,232	$11,007	$11,569
5/31/2022	$11,329	$11,157	$11,741
6/30/2022	$11,245	$11,117	$11,549
7/31/2022	$11,420	$11,310	$11,854
8/31/2022	$11,285	$11,141	$11,594
9/30/2022	$11,046	$10,866	$11,149
10/31/2022	$11,003	$10,843	$11,057
11/30/2022	$11,260	$11,132	$11,574
12/31/2022	$11,295	$11,177	$11,607
1/31/2023	$11,488	$11,386	$11,940
2/28/2023	$11,342	$11,189	$11,670
3/31/2023	$11,483	$11,383	$11,929
4/30/2023	$11,481	$11,340	$11,902
5/31/2023	$11,439	$11,248	$11,799
6/30/2023	$11,517	$11,321	$11,917
7/31/2023	$11,542	$11,357	$11,964
8/31/2023	$11,501	$11,282	$11,792
9/30/2023	$11,314	$11,101	$11,446
10/31/2023	$11,260	$11,084	$11,349
11/30/2023	$11,648	$11,489	$12,069
12/31/2023	$11,823	$11,661	$12,350
1/31/2024	$11,836	$11,625	$12,287
2/29/2024	$11,863	$11,633	$12,303
3/31/2024	$11,890	$11,619	$12,302
4/30/2024	$11,837	$11,528	$12,150
5/31/2024	$11,837	$11,462	$12,114
6/30/2024	$11,960	$11,582	$12,300
7/31/2024	$12,057	$11,689	$12,412
8/31/2024	$12,155	$11,818	$12,510
9/30/2024	$12,253	$11,898	$12,633
10/31/2024	$12,159	$11,775	$12,449
11/30/2024	$12,271	$11,876	$12,664
12/31/2024	$12,204	$11,793	$12,480
1/31/2025	$12,246	$11,871	$12,542
2/28/2025	$12,330	$11,973	$12,667
3/31/2025	$12,249	$11,888	$12,452
4/30/2025	$12,211	$11,826	$12,352
5/31/2025	$12,241	$11,923	$12,360
6/30/2025	$12,313	$12,024	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.83	1.45	2.10
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,875,456,400
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 7,057,629
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.83	1.45	2.10
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

Material Fund Change [Text Block]
C000089516
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class C
Trading Symbol		DHICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$155	1.54%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,017	$10,047	$10,072
8/31/2015	$10,012	$10,060	$10,092
9/30/2015	$10,065	$10,118	$10,165
10/31/2015	$10,105	$10,157	$10,206
11/30/2015	$10,112	$10,157	$10,246
12/31/2015	$10,145	$10,183	$10,318
1/31/2016	$10,174	$10,284	$10,441
2/29/2016	$10,147	$10,312	$10,458
3/31/2016	$10,185	$10,296	$10,491
4/30/2016	$10,234	$10,343	$10,568
5/31/2016	$10,239	$10,334	$10,597
6/30/2016	$10,278	$10,421	$10,765
7/31/2016	$10,292	$10,446	$10,772
8/31/2016	$10,307	$10,440	$10,786
9/30/2016	$10,289	$10,409	$10,733
10/31/2016	$10,270	$10,361	$10,620
11/30/2016	$10,093	$10,109	$10,224
12/31/2016	$10,105	$10,168	$10,344
1/31/2017	$10,136	$10,247	$10,412
2/28/2017	$10,167	$10,315	$10,484
3/31/2017	$10,187	$10,323	$10,507
4/30/2017	$10,230	$10,385	$10,583
5/31/2017	$10,284	$10,484	$10,751
6/30/2017	$10,268	$10,449	$10,713
7/31/2017	$10,309	$10,515	$10,799
8/31/2017	$10,362	$10,571	$10,882
9/30/2017	$10,346	$10,516	$10,826
10/31/2017	$10,352	$10,520	$10,853
11/30/2017	$10,324	$10,421	$10,795
12/31/2017	$10,344	$10,476	$10,907
1/31/2018	$10,318	$10,435	$10,779
2/28/2018	$10,316	$10,414	$10,747
3/31/2018	$10,325	$10,418	$10,787
4/30/2018	$10,312	$10,388	$10,748
5/31/2018	$10,367	$10,472	$10,871
6/30/2018	$10,376	$10,501	$10,880
7/31/2018	$10,397	$10,538	$10,907
8/31/2018	$10,407	$10,542	$10,935
9/30/2018	$10,371	$10,492	$10,864
10/31/2018	$10,335	$10,472	$10,797
11/30/2018	$10,393	$10,555	$10,917
12/31/2018	$10,474	$10,653	$11,047
1/31/2019	$10,532	$10,742	$11,131
2/28/2019	$10,568	$10,789	$11,190
3/31/2019	$10,638	$10,871	$11,367
4/30/2019	$10,649	$10,880	$11,410
5/31/2019	$10,730	$10,991	$11,567
6/30/2019	$10,752	$11,039	$11,610
7/31/2019	$10,809	$11,117	$11,704
8/31/2019	$10,877	$11,195	$11,888
9/30/2019	$10,828	$11,113	$11,793
10/31/2019	$10,838	$11,154	$11,814
11/30/2019	$10,847	$11,179	$11,844
12/31/2019	$10,865	$11,211	$11,880
1/31/2020	$10,968	$11,342	$12,093
2/29/2020	$11,048	$11,413	$12,249
3/31/2020	$10,680	$11,143	$11,805
4/30/2020	$10,596	$11,121	$11,657
5/31/2020	$10,807	$11,396	$12,028
6/30/2020	$10,910	$11,441	$12,126
7/31/2020	$11,026	$11,565	$12,331
8/31/2020	$11,022	$11,548	$12,273
9/30/2020	$11,030	$11,561	$12,275
10/31/2020	$11,012	$11,537	$12,239
11/30/2020	$11,079	$11,615	$12,423
12/31/2020	$11,121	$11,656	$12,499
1/31/2021	$11,175	$11,696	$12,579
2/28/2021	$11,076	$11,588	$12,379
3/31/2021	$11,105	$11,632	$12,455
4/30/2021	$11,147	$11,680	$12,560
5/31/2021	$11,164	$11,686	$12,597
6/30/2021	$11,181	$11,691	$12,632
7/31/2021	$11,222	$11,758	$12,736
8/31/2021	$11,202	$11,747	$12,690
9/30/2021	$11,148	$11,694	$12,598
10/31/2021	$11,116	$11,663	$12,561
11/30/2021	$11,145	$11,692	$12,668
12/31/2021	$11,138	$11,706	$12,689
1/31/2022	$10,938	$11,459	$12,341
2/28/2022	$10,873	$11,425	$12,297
3/31/2022	$10,663	$11,180	$11,898
4/30/2022	$10,479	$11,007	$11,569
5/31/2022	$10,560	$11,157	$11,741
6/30/2022	$10,472	$11,117	$11,549
7/31/2022	$10,625	$11,310	$11,854
8/31/2022	$10,489	$11,141	$11,594
9/30/2022	$10,258	$10,866	$11,149
10/31/2022	$10,208	$10,843	$11,057
11/30/2022	$10,437	$11,132	$11,574
12/31/2022	$10,447	$11,177	$11,607
1/31/2023	$10,627	$11,386	$11,940
2/28/2023	$10,483	$11,189	$11,670
3/31/2023	$10,604	$11,383	$11,929
4/30/2023	$10,592	$11,340	$11,902
5/31/2023	$10,531	$11,248	$11,799
6/30/2023	$10,605	$11,321	$11,917
7/31/2023	$10,625	$11,357	$11,964
8/31/2023	$10,584	$11,282	$11,792
9/30/2023	$10,408	$11,101	$11,446
10/31/2023	$10,355	$11,084	$11,349
11/30/2023	$10,710	$11,489	$12,069
12/31/2023	$10,867	$11,661	$12,350
1/31/2024	$10,875	$11,625	$12,287
2/29/2024	$10,897	$11,633	$12,303
3/31/2024	$10,918	$11,619	$12,302
4/30/2024	$10,866	$11,528	$12,150
5/31/2024	$10,863	$11,462	$12,114
6/30/2024	$10,985	$11,582	$12,300
7/31/2024	$11,058	$11,689	$12,412
8/31/2024	$11,144	$11,818	$12,510
9/30/2024	$11,231	$11,898	$12,633
10/31/2024	$11,141	$11,775	$12,449
11/30/2024	$11,240	$11,876	$12,664
12/31/2024	$11,175	$11,793	$12,480
1/31/2025	$11,210	$11,871	$12,542
2/28/2025	$11,284	$11,973	$12,667
3/31/2025	$11,206	$11,888	$12,452
4/30/2025	$11,168	$11,826	$12,352
5/31/2025	$11,192	$11,923	$12,360
6/30/2025	$11,242	$12,024	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	1.57	0.30	1.18
Class C with Load	0.57	0.30	1.18
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,875,456,400
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 7,057,629
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.57	0.30	1.18
Class C with Load	0.57	0.30	1.18
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

Material Fund Change [Text Block]
C000089514
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Class A
Trading Symbol		VMPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.79%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,601	$10,000	$10,000
7/31/2015	$9,634	$10,047	$10,072
8/31/2015	$9,635	$10,060	$10,092
9/30/2015	$9,692	$10,118	$10,165
10/31/2015	$9,737	$10,157	$10,206
11/30/2015	$9,750	$10,157	$10,246
12/31/2015	$9,788	$10,183	$10,318
1/31/2016	$9,822	$10,284	$10,441
2/29/2016	$9,802	$10,312	$10,458
3/31/2016	$9,845	$10,296	$10,491
4/30/2016	$9,898	$10,343	$10,568
5/31/2016	$9,910	$10,334	$10,597
6/30/2016	$9,954	$10,421	$10,765
7/31/2016	$9,974	$10,446	$10,772
8/31/2016	$9,994	$10,440	$10,786
9/30/2016	$9,983	$10,409	$10,733
10/31/2016	$9,960	$10,361	$10,620
11/30/2016	$9,805	$10,109	$10,224
12/31/2016	$9,823	$10,168	$10,344
1/31/2017	$9,859	$10,247	$10,412
2/28/2017	$9,895	$10,315	$10,484
3/31/2017	$9,921	$10,323	$10,507
4/30/2017	$9,969	$10,385	$10,583
5/31/2017	$10,028	$10,484	$10,751
6/30/2017	$10,019	$10,449	$10,713
7/31/2017	$10,065	$10,515	$10,799
8/31/2017	$10,123	$10,571	$10,882
9/30/2017	$10,114	$10,516	$10,826
10/31/2017	$10,126	$10,520	$10,853
11/30/2017	$10,105	$10,421	$10,795
12/31/2017	$10,131	$10,476	$10,907
1/31/2018	$10,112	$10,435	$10,779
2/28/2018	$10,116	$10,414	$10,747
3/31/2018	$10,119	$10,418	$10,787
4/30/2018	$10,124	$10,388	$10,748
5/31/2018	$10,185	$10,472	$10,871
6/30/2018	$10,201	$10,501	$10,880
7/31/2018	$10,227	$10,538	$10,907
8/31/2018	$10,243	$10,542	$10,935
9/30/2018	$10,214	$10,492	$10,864
10/31/2018	$10,185	$10,472	$10,797
11/30/2018	$10,249	$10,555	$10,917
12/31/2018	$10,336	$10,653	$11,047
1/31/2019	$10,399	$10,742	$11,131
2/28/2019	$10,441	$10,789	$11,190
3/31/2019	$10,517	$10,871	$11,367
4/30/2019	$10,535	$10,880	$11,410
5/31/2019	$10,621	$10,991	$11,567
6/30/2019	$10,650	$11,039	$11,610
7/31/2019	$10,713	$11,117	$11,704
8/31/2019	$10,788	$11,195	$11,888
9/30/2019	$10,746	$11,113	$11,793
10/31/2019	$10,762	$11,154	$11,814
11/30/2019	$10,778	$11,179	$11,844
12/31/2019	$10,803	$11,211	$11,880
1/31/2020	$10,912	$11,342	$12,093
2/29/2020	$10,999	$11,413	$12,249
3/31/2020	$10,638	$11,143	$11,805
4/30/2020	$10,561	$11,121	$11,657
5/31/2020	$10,778	$11,396	$12,028
6/30/2020	$10,888	$11,441	$12,126
7/31/2020	$11,011	$11,565	$12,331
8/31/2020	$11,014	$11,548	$12,273
9/30/2020	$11,028	$11,561	$12,275
10/31/2020	$11,006	$11,537	$12,239
11/30/2020	$11,091	$11,615	$12,423
12/31/2020	$11,141	$11,656	$12,499
1/31/2021	$11,202	$11,696	$12,579
2/28/2021	$11,109	$11,588	$12,379
3/31/2021	$11,146	$11,632	$12,455
4/30/2021	$11,194	$11,680	$12,560
5/31/2021	$11,218	$11,686	$12,597
6/30/2021	$11,243	$11,691	$12,632
7/31/2021	$11,291	$11,758	$12,736
8/31/2021	$11,278	$11,747	$12,690
9/30/2021	$11,218	$11,694	$12,598
10/31/2021	$11,194	$11,663	$12,561
11/30/2021	$11,242	$11,692	$12,668
12/31/2021	$11,241	$11,706	$12,689
1/31/2022	$11,046	$11,459	$12,341
2/28/2022	$10,987	$11,425	$12,297
3/31/2022	$10,781	$11,180	$11,898
4/30/2022	$10,601	$11,007	$11,569
5/31/2022	$10,689	$11,157	$11,741
6/30/2022	$10,607	$11,117	$11,549
7/31/2022	$10,768	$11,310	$11,854
8/31/2022	$10,637	$11,141	$11,594
9/30/2022	$10,409	$10,866	$11,149
10/31/2022	$10,365	$10,843	$11,057
11/30/2022	$10,604	$11,132	$11,574
12/31/2022	$10,621	$11,177	$11,607
1/31/2023	$10,812	$11,386	$11,940
2/28/2023	$10,671	$11,189	$11,670
3/31/2023	$10,801	$11,383	$11,929
4/30/2023	$10,795	$11,340	$11,902
5/31/2023	$10,752	$11,248	$11,799
6/30/2023	$10,822	$11,321	$11,917
7/31/2023	$10,842	$11,357	$11,964
8/31/2023	$10,800	$11,282	$11,792
9/30/2023	$10,621	$11,101	$11,446
10/31/2023	$10,567	$11,084	$11,349
11/30/2023	$10,929	$11,489	$12,069
12/31/2023	$11,089	$11,661	$12,350
1/31/2024	$11,097	$11,625	$12,287
2/29/2024	$11,120	$11,633	$12,303
3/31/2024	$11,141	$11,619	$12,302
4/30/2024	$11,088	$11,528	$12,150
5/31/2024	$11,085	$11,462	$12,114
6/30/2024	$11,210	$11,582	$12,300
7/31/2024	$11,284	$11,689	$12,412
8/31/2024	$11,372	$11,818	$12,510
9/30/2024	$11,461	$11,898	$12,633
10/31/2024	$11,369	$11,775	$12,449
11/30/2024	$11,470	$11,876	$12,664
12/31/2024	$11,404	$11,793	$12,480
1/31/2025	$11,440	$11,871	$12,542
2/28/2025	$11,515	$11,973	$12,667
3/31/2025	$11,436	$11,888	$12,452
4/30/2025	$11,396	$11,826	$12,352
5/31/2025	$11,421	$11,923	$12,360
6/30/2025	$11,472	$12,024	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	2.34	1.05	1.80
Class A with Load	(1.80)	0.23	1.38
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 1,875,456,400
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 7,057,629
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	2.34	1.05	1.80
Class A with Load	(1.80)	0.23	1.38
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

Material Fund Change [Text Block]
C000089517
Shareholder Report [Line Items]
Fund Name		Strategic Municipal Bond Fund
Class Name		Administrator Class
Trading Symbol		VMPYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$68	0.67%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,047	$10,072
8/31/2015	$10,038	$10,060	$10,092
9/30/2015	$10,087	$10,118	$10,165
10/31/2015	$10,135	$10,157	$10,206
11/30/2015	$10,161	$10,157	$10,246
12/31/2015	$10,190	$10,183	$10,318
1/31/2016	$10,227	$10,284	$10,441
2/29/2016	$10,218	$10,312	$10,458
3/31/2016	$10,264	$10,296	$10,491
4/30/2016	$10,321	$10,343	$10,568
5/31/2016	$10,334	$10,334	$10,597
6/30/2016	$10,380	$10,421	$10,765
7/31/2016	$10,403	$10,446	$10,772
8/31/2016	$10,414	$10,440	$10,786
9/30/2016	$10,403	$10,409	$10,733
10/31/2016	$10,391	$10,361	$10,620
11/30/2016	$10,230	$10,109	$10,224
12/31/2016	$10,238	$10,168	$10,344
1/31/2017	$10,277	$10,247	$10,412
2/28/2017	$10,317	$10,315	$10,484
3/31/2017	$10,344	$10,323	$10,507
4/30/2017	$10,396	$10,385	$10,583
5/31/2017	$10,470	$10,484	$10,751
6/30/2017	$10,450	$10,449	$10,713
7/31/2017	$10,500	$10,515	$10,799
8/31/2017	$10,562	$10,571	$10,882
9/30/2017	$10,553	$10,516	$10,826
10/31/2017	$10,567	$10,520	$10,853
11/30/2017	$10,558	$10,421	$10,795
12/31/2017	$10,575	$10,476	$10,907
1/31/2018	$10,568	$10,435	$10,779
2/28/2018	$10,573	$10,414	$10,747
3/31/2018	$10,578	$10,418	$10,787
4/30/2018	$10,572	$10,388	$10,748
5/31/2018	$10,649	$10,472	$10,871
6/30/2018	$10,666	$10,501	$10,880
7/31/2018	$10,683	$10,538	$10,907
8/31/2018	$10,701	$10,542	$10,935
9/30/2018	$10,672	$10,492	$10,864
10/31/2018	$10,643	$10,472	$10,797
11/30/2018	$10,723	$10,555	$10,917
12/31/2018	$10,803	$10,653	$11,047
1/31/2019	$10,870	$10,742	$11,131
2/28/2019	$10,915	$10,789	$11,190
3/31/2019	$11,007	$10,871	$11,367
4/30/2019	$11,027	$10,880	$11,410
5/31/2019	$11,106	$10,991	$11,567
6/30/2019	$11,150	$11,039	$11,610
7/31/2019	$11,205	$11,117	$11,704
8/31/2019	$11,284	$11,195	$11,888
9/30/2019	$11,241	$11,113	$11,793
10/31/2019	$11,259	$11,154	$11,814
11/30/2019	$11,276	$11,179	$11,844
12/31/2019	$11,315	$11,211	$11,880
1/31/2020	$11,431	$11,342	$12,093
2/29/2020	$11,511	$11,413	$12,249
3/31/2020	$11,134	$11,143	$11,805
4/30/2020	$11,054	$11,121	$11,657
5/31/2020	$11,295	$11,396	$12,028
6/30/2020	$11,411	$11,441	$12,126
7/31/2020	$11,528	$11,565	$12,331
8/31/2020	$11,533	$11,548	$12,273
9/30/2020	$11,549	$11,561	$12,275
10/31/2020	$11,539	$11,537	$12,239
11/30/2020	$11,617	$11,615	$12,423
12/31/2020	$11,682	$11,656	$12,499
1/31/2021	$11,736	$11,696	$12,579
2/28/2021	$11,651	$11,588	$12,379
3/31/2021	$11,678	$11,632	$12,455
4/30/2021	$11,730	$11,680	$12,560
5/31/2021	$11,757	$11,686	$12,597
6/30/2021	$11,784	$11,691	$12,632
7/31/2021	$11,835	$11,758	$12,736
8/31/2021	$11,823	$11,747	$12,690
9/30/2021	$11,773	$11,694	$12,598
10/31/2021	$11,749	$11,663	$12,561
11/30/2021	$11,788	$11,692	$12,668
12/31/2021	$11,801	$11,706	$12,689
1/31/2022	$11,584	$11,459	$12,341
2/28/2022	$11,536	$11,425	$12,297
3/31/2022	$11,308	$11,180	$11,898
4/30/2022	$11,120	$11,007	$11,569
5/31/2022	$11,213	$11,157	$11,741
6/30/2022	$11,141	$11,117	$11,549
7/31/2022	$11,312	$11,310	$11,854
8/31/2022	$11,175	$11,141	$11,594
9/30/2022	$10,936	$10,866	$11,149
10/31/2022	$10,878	$10,843	$11,057
11/30/2022	$11,143	$11,132	$11,574
12/31/2022	$11,163	$11,177	$11,607
1/31/2023	$11,364	$11,386	$11,940
2/28/2023	$11,217	$11,189	$11,670
3/31/2023	$11,354	$11,383	$11,929
4/30/2023	$11,350	$11,340	$11,902
5/31/2023	$11,293	$11,248	$11,799
6/30/2023	$11,367	$11,321	$11,917
7/31/2023	$11,403	$11,357	$11,964
8/31/2023	$11,347	$11,282	$11,792
9/30/2023	$11,172	$11,101	$11,446
10/31/2023	$11,103	$11,084	$11,349
11/30/2023	$11,498	$11,489	$12,069
12/31/2023	$11,667	$11,661	$12,350
1/31/2024	$11,677	$11,625	$12,287
2/29/2024	$11,702	$11,633	$12,303
3/31/2024	$11,726	$11,619	$12,302
4/30/2024	$11,671	$11,528	$12,150
5/31/2024	$11,669	$11,462	$12,114
6/30/2024	$11,788	$11,582	$12,300
7/31/2024	$11,880	$11,689	$12,412
8/31/2024	$11,961	$11,818	$12,510
9/30/2024	$12,055	$11,898	$12,633
10/31/2024	$11,959	$11,775	$12,449
11/30/2024	$12,067	$11,876	$12,664
12/31/2024	$11,998	$11,793	$12,480
1/31/2025	$12,037	$11,871	$12,542
2/28/2025	$12,132	$11,973	$12,667
3/31/2025	$12,036	$11,888	$12,452
4/30/2025	$12,009	$11,826	$12,352
5/31/2025	$12,036	$11,923	$12,360
6/30/2025	$12,091	$12,024	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	2.57	1.16	1.92
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 1,875,456,400
Holdings Count | Holding		890
Advisory Fees Paid, Amount		$ 7,057,629
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	2.57	1.16	1.92
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020341
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		SMAIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.25%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,015	$10,007	$10,014	$10,072
8/31/2015	$10,021	$10,015	$10,030	$10,092
9/30/2015	$10,026	$10,021	$10,043	$10,165
10/31/2015	$10,042	$10,027	$10,053	$10,206
11/30/2015	$10,037	$10,020	$10,040	$10,246
12/31/2015	$10,044	$10,020	$10,039	$10,318
1/31/2016	$10,060	$10,035	$10,069	$10,441
2/29/2016	$10,055	$10,043	$10,085	$10,458
3/31/2016	$10,050	$10,036	$10,071	$10,491
4/30/2016	$10,067	$10,042	$10,082	$10,568
5/31/2016	$10,074	$10,045	$10,087	$10,597
6/30/2016	$10,091	$10,054	$10,105	$10,765
7/31/2016	$10,097	$10,064	$10,123	$10,772
8/31/2016	$10,103	$10,058	$10,107	$10,786
9/30/2016	$10,089	$10,049	$10,086	$10,733
10/31/2016	$10,097	$10,056	$10,093	$10,620
11/30/2016	$10,051	$10,035	$10,049	$10,224
12/31/2016	$10,048	$10,047	$10,069	$10,344
1/31/2017	$10,066	$10,067	$10,105	$10,412
2/28/2017	$10,074	$10,085	$10,139	$10,484
3/31/2017	$10,081	$10,087	$10,139	$10,507
4/30/2017	$10,100	$10,097	$10,155	$10,583
5/31/2017	$10,119	$10,109	$10,174	$10,751
6/30/2017	$10,127	$10,107	$10,165	$10,713
7/31/2017	$10,137	$10,122	$10,189	$10,799
8/31/2017	$10,155	$10,136	$10,212	$10,882
9/30/2017	$10,163	$10,132	$10,200	$10,826
10/31/2017	$10,171	$10,136	$10,201	$10,853
11/30/2017	$10,158	$10,116	$10,155	$10,795
12/31/2017	$10,168	$10,122	$10,162	$10,907
1/31/2018	$10,179	$10,141	$10,190	$10,779
2/28/2018	$10,189	$10,153	$10,208	$10,747
3/31/2018	$10,189	$10,154	$10,200	$10,787
4/30/2018	$10,191	$10,155	$10,191	$10,748
5/31/2018	$10,214	$10,177	$10,224	$10,871
6/30/2018	$10,236	$10,199	$10,260	$10,880
7/31/2018	$10,258	$10,216	$10,282	$10,907
8/31/2018	$10,260	$10,220	$10,278	$10,935
9/30/2018	$10,262	$10,217	$10,258	$10,864
10/31/2018	$10,265	$10,229	$10,267	$10,797
11/30/2018	$10,290	$10,252	$10,300	$10,917
12/31/2018	$10,315	$10,279	$10,338	$11,047
1/31/2019	$10,339	$10,303	$10,371	$11,131
2/28/2019	$10,353	$10,323	$10,394	$11,190
3/31/2019	$10,379	$10,345	$10,422	$11,367
4/30/2019	$10,393	$10,357	$10,430	$11,410
5/31/2019	$10,419	$10,385	$10,469	$11,567
6/30/2019	$10,434	$10,409	$10,501	$11,610
7/31/2019	$10,459	$10,434	$10,536	$11,704
8/31/2019	$10,473	$10,448	$10,551	$11,888
9/30/2019	$10,476	$10,444	$10,529	$11,793
10/31/2019	$10,501	$10,465	$10,559	$11,814
11/30/2019	$10,514	$10,480	$10,577	$11,844
12/31/2019	$10,527	$10,493	$10,593	$11,880
1/31/2020	$10,550	$10,516	$10,630	$12,093
2/29/2020	$10,562	$10,532	$10,652	$12,249
3/31/2020	$10,513	$10,510	$10,599	$11,805
4/30/2020	$10,506	$10,523	$10,623	$11,657
5/31/2020	$10,561	$10,576	$10,728	$12,028
6/30/2020	$10,583	$10,576	$10,728	$12,126
7/31/2020	$10,602	$10,590	$10,755	$12,331
8/31/2020	$10,609	$10,590	$10,757	$12,273
9/30/2020	$10,616	$10,594	$10,765	$12,275
10/31/2020	$10,622	$10,590	$10,756	$12,239
11/30/2020	$10,640	$10,597	$10,770	$12,423
12/31/2020	$10,645	$10,602	$10,779	$12,499
1/31/2021	$10,661	$10,611	$10,797	$12,579
2/28/2021	$10,656	$10,609	$10,793	$12,379
3/31/2021	$10,660	$10,613	$10,801	$12,455
4/30/2021	$10,666	$10,616	$10,809	$12,560
5/31/2021	$10,670	$10,618	$10,813	$12,597
6/30/2021	$10,675	$10,618	$10,812	$12,632
7/31/2021	$10,690	$10,625	$10,826	$12,736
8/31/2021	$10,683	$10,624	$10,824	$12,690
9/30/2021	$10,675	$10,618	$10,813	$12,598
10/31/2021	$10,668	$10,617	$10,810	$12,561
11/30/2021	$10,671	$10,619	$10,813	$12,668
12/31/2021	$10,675	$10,618	$10,812	$12,689
1/31/2022	$10,622	$10,583	$10,741	$12,341
2/28/2022	$10,604	$10,576	$10,727	$12,297
3/31/2022	$10,554	$10,533	$10,638	$11,898
4/30/2022	$10,515	$10,512	$10,595	$11,569
5/31/2022	$10,556	$10,554	$10,676	$11,741
6/30/2022	$10,553	$10,558	$10,679	$11,549
7/31/2022	$10,607	$10,591	$10,736	$11,854
8/31/2022	$10,562	$10,557	$10,651	$11,594
9/30/2022	$10,507	$10,520	$10,560	$11,149
10/31/2022	$10,521	$10,539	$10,573	$11,057
11/30/2022	$10,603	$10,613	$10,695	$11,574
12/31/2022	$10,618	$10,626	$10,690	$11,607
1/31/2023	$10,689	$10,687	$10,780	$11,940
2/28/2023	$10,650	$10,658	$10,688	$11,670
3/31/2023	$10,722	$10,734	$10,803	$11,929
4/30/2023	$10,716	$10,737	$10,772	$11,902
5/31/2023	$10,721	$10,751	$10,760	$11,799
6/30/2023	$10,773	$10,797	$10,811	$11,917
7/31/2023	$10,803	$10,829	$10,835	$11,964
8/31/2023	$10,813	$10,857	$10,846	$11,792
9/30/2023	$10,801	$10,855	$10,802	$11,446
10/31/2023	$10,838	$10,893	$10,831	$11,349
11/30/2023	$10,942	$10,993	$10,988	$12,069
12/31/2023	$11,001	$11,048	$11,052	$12,350
1/31/2024	$11,025	$11,058	$11,049	$12,287
2/29/2024	$11,050	$11,078	$11,066	$12,303
3/31/2024	$11,075	$11,093	$11,065	$12,302
4/30/2024	$11,100	$11,110	$11,066	$12,150
5/31/2024	$11,124	$11,139	$11,093	$12,114
6/30/2024	$11,185	$11,186	$11,156	$12,300
7/31/2024	$11,247	$11,236	$11,229	$12,412
8/31/2024	$11,298	$11,287	$11,303	$12,510
9/30/2024	$11,339	$11,320	$11,338	$12,633
10/31/2024	$11,344	$11,321	$11,310	$12,449
11/30/2024	$11,384	$11,357	$11,355	$12,664
12/31/2024	$11,389	$11,369	$11,352	$12,480
1/31/2025	$11,441	$11,410	$11,411	$12,542
2/28/2025	$11,481	$11,444	$11,459	$12,667
3/31/2025	$11,498	$11,463	$11,471	$12,452
4/30/2025	$11,506	$11,469	$11,451	$12,352
5/31/2025	$11,559	$11,508	$11,506	$12,360
6/30/2025	$11,601	$11,549	$11,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	3.72	1.85	1.50
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 823,142,650
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 1,076,322
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.72	1.85	1.50
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

Material Fund Change [Text Block]
C000205247
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class R6
Trading Symbol		WUSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class R6	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,015	$10,007	$10,014	$10,072
8/31/2015	$10,021	$10,015	$10,030	$10,092
9/30/2015	$10,026	$10,021	$10,043	$10,165
10/31/2015	$10,042	$10,027	$10,053	$10,206
11/30/2015	$10,037	$10,020	$10,040	$10,246
12/31/2015	$10,044	$10,020	$10,039	$10,318
1/31/2016	$10,060	$10,035	$10,069	$10,441
2/29/2016	$10,055	$10,043	$10,085	$10,458
3/31/2016	$10,050	$10,036	$10,071	$10,491
4/30/2016	$10,067	$10,042	$10,082	$10,568
5/31/2016	$10,074	$10,045	$10,087	$10,597
6/30/2016	$10,091	$10,054	$10,105	$10,765
7/31/2016	$10,097	$10,064	$10,123	$10,772
8/31/2016	$10,103	$10,058	$10,107	$10,786
9/30/2016	$10,089	$10,049	$10,086	$10,733
10/31/2016	$10,097	$10,056	$10,093	$10,620
11/30/2016	$10,051	$10,035	$10,049	$10,224
12/31/2016	$10,048	$10,047	$10,069	$10,344
1/31/2017	$10,066	$10,067	$10,105	$10,412
2/28/2017	$10,074	$10,085	$10,139	$10,484
3/31/2017	$10,081	$10,087	$10,139	$10,507
4/30/2017	$10,100	$10,097	$10,155	$10,583
5/31/2017	$10,119	$10,109	$10,174	$10,751
6/30/2017	$10,127	$10,107	$10,165	$10,713
7/31/2017	$10,137	$10,122	$10,189	$10,799
8/31/2017	$10,155	$10,136	$10,212	$10,882
9/30/2017	$10,163	$10,132	$10,200	$10,826
10/31/2017	$10,171	$10,136	$10,201	$10,853
11/30/2017	$10,158	$10,116	$10,155	$10,795
12/31/2017	$10,168	$10,122	$10,162	$10,907
1/31/2018	$10,179	$10,141	$10,190	$10,779
2/28/2018	$10,189	$10,153	$10,208	$10,747
3/31/2018	$10,189	$10,154	$10,200	$10,787
4/30/2018	$10,191	$10,155	$10,191	$10,748
5/31/2018	$10,214	$10,177	$10,224	$10,871
6/30/2018	$10,236	$10,199	$10,260	$10,880
7/31/2018	$10,258	$10,216	$10,282	$10,907
8/31/2018	$10,271	$10,220	$10,278	$10,935
9/30/2018	$10,263	$10,217	$10,258	$10,864
10/31/2018	$10,277	$10,229	$10,267	$10,797
11/30/2018	$10,291	$10,252	$10,300	$10,917
12/31/2018	$10,317	$10,279	$10,338	$11,047
1/31/2019	$10,342	$10,303	$10,371	$11,131
2/28/2019	$10,356	$10,323	$10,394	$11,190
3/31/2019	$10,382	$10,345	$10,422	$11,367
4/30/2019	$10,386	$10,357	$10,430	$11,410
5/31/2019	$10,423	$10,385	$10,469	$11,567
6/30/2019	$10,439	$10,409	$10,501	$11,610
7/31/2019	$10,464	$10,434	$10,536	$11,704
8/31/2019	$10,479	$10,448	$10,551	$11,888
9/30/2019	$10,482	$10,444	$10,529	$11,793
10/31/2019	$10,496	$10,465	$10,559	$11,814
11/30/2019	$10,510	$10,480	$10,577	$11,844
12/31/2019	$10,523	$10,493	$10,593	$11,880
1/31/2020	$10,558	$10,516	$10,630	$12,093
2/29/2020	$10,571	$10,532	$10,652	$12,249
3/31/2020	$10,521	$10,510	$10,599	$11,805
4/30/2020	$10,504	$10,523	$10,623	$11,657
5/31/2020	$10,571	$10,576	$10,728	$12,028
6/30/2020	$10,593	$10,576	$10,728	$12,126
7/31/2020	$10,613	$10,590	$10,755	$12,331
8/31/2020	$10,620	$10,590	$10,757	$12,273
9/30/2020	$10,627	$10,594	$10,765	$12,275
10/31/2020	$10,623	$10,590	$10,756	$12,239
11/30/2020	$10,652	$10,597	$10,770	$12,423
12/31/2020	$10,658	$10,602	$10,779	$12,499
1/31/2021	$10,675	$10,611	$10,797	$12,579
2/28/2021	$10,658	$10,609	$10,793	$12,379
3/31/2021	$10,674	$10,613	$10,801	$12,455
4/30/2021	$10,680	$10,616	$10,809	$12,560
5/31/2021	$10,685	$10,618	$10,813	$12,597
6/30/2021	$10,690	$10,618	$10,812	$12,632
7/31/2021	$10,706	$10,625	$10,826	$12,736
8/31/2021	$10,699	$10,624	$10,824	$12,690
9/30/2021	$10,692	$10,618	$10,813	$12,598
10/31/2021	$10,685	$10,617	$10,810	$12,561
11/30/2021	$10,689	$10,619	$10,813	$12,668
12/31/2021	$10,693	$10,618	$10,812	$12,689
1/31/2022	$10,641	$10,583	$10,741	$12,341
2/28/2022	$10,623	$10,576	$10,727	$12,297
3/31/2022	$10,573	$10,533	$10,638	$11,898
4/30/2022	$10,535	$10,512	$10,595	$11,569
5/31/2022	$10,576	$10,554	$10,676	$11,741
6/30/2022	$10,574	$10,558	$10,679	$11,549
7/31/2022	$10,617	$10,591	$10,736	$11,854
8/31/2022	$10,573	$10,557	$10,651	$11,594
9/30/2022	$10,529	$10,520	$10,560	$11,149
10/31/2022	$10,532	$10,539	$10,573	$11,057
11/30/2022	$10,626	$10,613	$10,695	$11,574
12/31/2022	$10,641	$10,626	$10,690	$11,607
1/31/2023	$10,702	$10,687	$10,780	$11,940
2/28/2023	$10,663	$10,658	$10,688	$11,670
3/31/2023	$10,747	$10,734	$10,803	$11,929
4/30/2023	$10,741	$10,737	$10,772	$11,902
5/31/2023	$10,747	$10,751	$10,760	$11,799
6/30/2023	$10,799	$10,797	$10,811	$11,917
7/31/2023	$10,819	$10,829	$10,835	$11,964
8/31/2023	$10,840	$10,857	$10,846	$11,792
9/30/2023	$10,829	$10,855	$10,802	$11,446
10/31/2023	$10,866	$10,893	$10,831	$11,349
11/30/2023	$10,971	$10,993	$10,988	$12,069
12/31/2023	$11,031	$11,048	$11,052	$12,350
1/31/2024	$11,056	$11,058	$11,049	$12,287
2/29/2024	$11,081	$11,078	$11,066	$12,303
3/31/2024	$11,106	$11,093	$11,065	$12,302
4/30/2024	$11,120	$11,110	$11,066	$12,150
5/31/2024	$11,157	$11,139	$11,093	$12,114
6/30/2024	$11,218	$11,186	$11,156	$12,300
7/31/2024	$11,281	$11,236	$11,229	$12,412
8/31/2024	$11,333	$11,287	$11,303	$12,510
9/30/2024	$11,373	$11,320	$11,338	$12,633
10/31/2024	$11,367	$11,321	$11,310	$12,449
11/30/2024	$11,420	$11,357	$11,355	$12,664
12/31/2024	$11,426	$11,369	$11,352	$12,480
1/31/2025	$11,478	$11,410	$11,411	$12,542
2/28/2025	$11,519	$11,444	$11,459	$12,667
3/31/2025	$11,537	$11,463	$11,471	$12,452
4/30/2025	$11,545	$11,469	$11,451	$12,352
5/31/2025	$11,587	$11,508	$11,506	$12,360
6/30/2025	$11,641	$11,549	$11,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.77	1.91	1.53
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 823,142,650
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 1,076,322
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.77	1.91	1.53
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

Material Fund Change [Text Block]
C000064981
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class C
Trading Symbol		WFUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$127	1.25%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,000	$10,007	$10,014	$10,072
8/31/2015	$10,000	$10,015	$10,030	$10,092
9/30/2015	$10,000	$10,021	$10,043	$10,165
10/31/2015	$10,000	$10,027	$10,053	$10,206
11/30/2015	$10,000	$10,020	$10,040	$10,246
12/31/2015	$9,991	$10,020	$10,039	$10,318
1/31/2016	$9,991	$10,035	$10,069	$10,441
2/29/2016	$9,981	$10,043	$10,085	$10,458
3/31/2016	$9,981	$10,036	$10,071	$10,491
4/30/2016	$9,981	$10,042	$10,082	$10,568
5/31/2016	$9,981	$10,045	$10,087	$10,597
6/30/2016	$9,981	$10,054	$10,105	$10,765
7/31/2016	$9,981	$10,064	$10,123	$10,772
8/31/2016	$9,981	$10,058	$10,107	$10,786
9/30/2016	$9,960	$10,049	$10,086	$10,733
10/31/2016	$9,960	$10,056	$10,093	$10,620
11/30/2016	$9,896	$10,035	$10,049	$10,224
12/31/2016	$9,897	$10,047	$10,069	$10,344
1/31/2017	$9,897	$10,067	$10,105	$10,412
2/28/2017	$9,897	$10,085	$10,139	$10,484
3/31/2017	$9,897	$10,087	$10,139	$10,507
4/30/2017	$9,908	$10,097	$10,155	$10,583
5/31/2017	$9,918	$10,109	$10,174	$10,751
6/30/2017	$9,908	$10,107	$10,165	$10,713
7/31/2017	$9,918	$10,122	$10,189	$10,799
8/31/2017	$9,929	$10,136	$10,212	$10,882
9/30/2017	$9,918	$10,132	$10,200	$10,826
10/31/2017	$9,918	$10,136	$10,201	$10,853
11/30/2017	$9,908	$10,116	$10,155	$10,795
12/31/2017	$9,898	$10,122	$10,162	$10,907
1/31/2018	$9,899	$10,141	$10,190	$10,779
2/28/2018	$9,901	$10,153	$10,208	$10,747
3/31/2018	$9,892	$10,154	$10,200	$10,787
4/30/2018	$9,896	$10,155	$10,191	$10,748
5/31/2018	$9,910	$10,177	$10,224	$10,871
6/30/2018	$9,923	$10,199	$10,260	$10,880
7/31/2018	$9,925	$10,216	$10,282	$10,907
8/31/2018	$9,928	$10,220	$10,278	$10,935
9/30/2018	$9,911	$10,217	$10,258	$10,864
10/31/2018	$9,915	$10,229	$10,267	$10,797
11/30/2018	$9,931	$10,252	$10,300	$10,917
12/31/2018	$9,936	$10,279	$10,338	$11,047
1/31/2019	$9,951	$10,303	$10,371	$11,131
2/28/2019	$9,967	$10,323	$10,394	$11,190
3/31/2019	$9,972	$10,345	$10,422	$11,367
4/30/2019	$9,978	$10,357	$10,430	$11,410
5/31/2019	$9,993	$10,385	$10,469	$11,567
6/30/2019	$10,010	$10,409	$10,501	$11,610
7/31/2019	$10,025	$10,434	$10,536	$11,704
8/31/2019	$10,030	$10,448	$10,551	$11,888
9/30/2019	$10,023	$10,444	$10,529	$11,793
10/31/2019	$10,028	$10,465	$10,559	$11,814
11/30/2019	$10,032	$10,480	$10,577	$11,844
12/31/2019	$10,035	$10,493	$10,593	$11,880
1/31/2020	$10,049	$10,516	$10,630	$12,093
2/29/2020	$10,062	$10,532	$10,652	$12,249
3/31/2020	$9,994	$10,510	$10,599	$11,805
4/30/2020	$9,979	$10,523	$10,623	$11,657
5/31/2020	$10,023	$10,576	$10,728	$12,028
6/30/2020	$10,036	$10,576	$10,728	$12,126
7/31/2020	$10,046	$10,590	$10,755	$12,331
8/31/2020	$10,100	$10,590	$10,757	$12,273
9/30/2020	$10,100	$10,594	$10,765	$12,275
10/31/2020	$10,089	$10,590	$10,756	$12,239
11/30/2020	$10,100	$10,597	$10,770	$12,423
12/31/2020	$10,111	$10,602	$10,779	$12,499
1/31/2021	$10,122	$10,611	$10,797	$12,579
2/28/2021	$10,100	$10,609	$10,793	$12,379
3/31/2021	$10,101	$10,613	$10,801	$12,455
4/30/2021	$10,111	$10,616	$10,809	$12,560
5/31/2021	$10,111	$10,618	$10,813	$12,597
6/30/2021	$10,112	$10,618	$10,812	$12,632
7/31/2021	$10,112	$10,625	$10,826	$12,736
8/31/2021	$10,112	$10,624	$10,824	$12,690
9/30/2021	$10,090	$10,618	$10,813	$12,598
10/31/2021	$10,091	$10,617	$10,810	$12,561
11/30/2021	$10,091	$10,619	$10,813	$12,668
12/31/2021	$10,091	$10,618	$10,812	$12,689
1/31/2022	$10,038	$10,583	$10,741	$12,341
2/28/2022	$10,016	$10,576	$10,727	$12,297
3/31/2022	$9,963	$10,533	$10,638	$11,898
4/30/2022	$9,921	$10,512	$10,595	$11,569
5/31/2022	$9,953	$10,554	$10,676	$11,741
6/30/2022	$9,943	$10,558	$10,679	$11,549
7/31/2022	$10,028	$10,591	$10,736	$11,854
8/31/2022	$9,988	$10,557	$10,651	$11,594
9/30/2022	$9,927	$10,520	$10,560	$11,149
10/31/2022	$9,932	$10,539	$10,573	$11,057
11/30/2022	$10,001	$10,613	$10,695	$11,574
12/31/2022	$10,007	$10,626	$10,690	$11,607
1/31/2023	$10,056	$10,687	$10,780	$11,940
2/28/2023	$10,021	$10,658	$10,688	$11,670
3/31/2023	$10,081	$10,734	$10,803	$11,929
4/30/2023	$10,067	$10,737	$10,772	$11,902
5/31/2023	$10,063	$10,751	$10,760	$11,799
6/30/2023	$10,103	$10,797	$10,811	$11,917
7/31/2023	$10,130	$10,829	$10,835	$11,964
8/31/2023	$10,137	$10,857	$10,846	$11,792
9/30/2023	$10,124	$10,855	$10,802	$11,446
10/31/2023	$10,156	$10,893	$10,831	$11,349
11/30/2023	$10,251	$10,993	$10,988	$12,069
12/31/2023	$10,304	$11,048	$11,052	$12,350
1/31/2024	$10,325	$11,058	$11,049	$12,287
2/29/2024	$10,346	$11,078	$11,066	$12,303
3/31/2024	$10,367	$11,093	$11,065	$12,302
4/30/2024	$10,377	$11,110	$11,066	$12,150
5/31/2024	$10,409	$11,139	$11,093	$12,114
6/30/2024	$10,464	$11,186	$11,156	$12,300
7/31/2024	$10,520	$11,236	$11,229	$12,412
8/31/2024	$10,565	$11,287	$11,303	$12,510
9/30/2024	$10,601	$11,320	$11,338	$12,633
10/31/2024	$10,592	$11,321	$11,310	$12,449
11/30/2024	$10,639	$11,357	$11,355	$12,664
12/31/2024	$10,642	$11,369	$11,352	$12,480
1/31/2025	$10,687	$11,410	$11,411	$12,542
2/28/2025	$10,723	$11,444	$11,459	$12,667
3/31/2025	$10,738	$11,463	$11,471	$12,452
4/30/2025	$10,743	$11,469	$11,451	$12,352
5/31/2025	$10,779	$11,508	$11,506	$12,360
6/30/2025	$10,828	$11,549	$11,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	2.69	1.23	0.80
Class C with Load	1.69	1.23	0.80
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 823,142,650
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 1,076,322
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.69	1.23	0.80
Class C with Load	1.69	1.23	0.80
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000020340
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class A
Trading Symbol		SMAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$49	0.48%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,800	$10,000	$10,000	$10,000
7/31/2015	$9,813	$10,007	$10,014	$10,072
8/31/2015	$9,815	$10,015	$10,030	$10,092
9/30/2015	$9,818	$10,021	$10,043	$10,165
10/31/2015	$9,832	$10,027	$10,053	$10,206
11/30/2015	$9,824	$10,020	$10,040	$10,246
12/31/2015	$9,829	$10,020	$10,039	$10,318
1/31/2016	$9,841	$10,035	$10,069	$10,441
2/29/2016	$9,834	$10,043	$10,085	$10,458
3/31/2016	$9,827	$10,036	$10,071	$10,491
4/30/2016	$9,841	$10,042	$10,082	$10,568
5/31/2016	$9,845	$10,045	$10,087	$10,597
6/30/2016	$9,859	$10,054	$10,105	$10,765
7/31/2016	$9,863	$10,064	$10,123	$10,772
8/31/2016	$9,866	$10,058	$10,107	$10,786
9/30/2016	$9,851	$10,049	$10,086	$10,733
10/31/2016	$9,855	$10,056	$10,093	$10,620
11/30/2016	$9,808	$10,035	$10,049	$10,224
12/31/2016	$9,803	$10,047	$10,069	$10,344
1/31/2017	$9,818	$10,067	$10,105	$10,412
2/28/2017	$9,823	$10,085	$10,139	$10,484
3/31/2017	$9,828	$10,087	$10,139	$10,507
4/30/2017	$9,844	$10,097	$10,155	$10,583
5/31/2017	$9,860	$10,109	$10,174	$10,751
6/30/2017	$9,855	$10,107	$10,165	$10,713
7/31/2017	$9,872	$10,122	$10,189	$10,799
8/31/2017	$9,887	$10,136	$10,212	$10,882
9/30/2017	$9,892	$10,132	$10,200	$10,826
10/31/2017	$9,898	$10,136	$10,201	$10,853
11/30/2017	$9,883	$10,116	$10,155	$10,795
12/31/2017	$9,890	$10,122	$10,162	$10,907
1/31/2018	$9,898	$10,141	$10,190	$10,779
2/28/2018	$9,895	$10,153	$10,208	$10,747
3/31/2018	$9,903	$10,154	$10,200	$10,787
4/30/2018	$9,903	$10,155	$10,191	$10,748
5/31/2018	$9,922	$10,177	$10,224	$10,871
6/30/2018	$9,942	$10,199	$10,260	$10,880
7/31/2018	$9,950	$10,216	$10,282	$10,907
8/31/2018	$9,960	$10,220	$10,278	$10,935
9/30/2018	$9,959	$10,217	$10,258	$10,864
10/31/2018	$9,959	$10,229	$10,267	$10,797
11/30/2018	$9,981	$10,252	$10,300	$10,917
12/31/2018	$10,003	$10,279	$10,338	$11,047
1/31/2019	$10,024	$10,303	$10,371	$11,131
2/28/2019	$10,035	$10,323	$10,394	$11,190
3/31/2019	$10,057	$10,345	$10,422	$11,367
4/30/2019	$10,069	$10,357	$10,430	$11,410
5/31/2019	$10,091	$10,385	$10,469	$11,567
6/30/2019	$10,103	$10,409	$10,501	$11,610
7/31/2019	$10,125	$10,434	$10,536	$11,704
8/31/2019	$10,136	$10,448	$10,551	$11,888
9/30/2019	$10,136	$10,444	$10,529	$11,793
10/31/2019	$10,147	$10,465	$10,559	$11,814
11/30/2019	$10,157	$10,480	$10,577	$11,844
12/31/2019	$10,167	$10,493	$10,593	$11,880
1/31/2020	$10,198	$10,516	$10,630	$12,093
2/29/2020	$10,207	$10,532	$10,652	$12,249
3/31/2020	$10,157	$10,510	$10,599	$11,805
4/30/2020	$10,137	$10,523	$10,623	$11,657
5/31/2020	$10,199	$10,576	$10,728	$12,028
6/30/2020	$10,218	$10,576	$10,728	$12,126
7/31/2020	$10,234	$10,590	$10,755	$12,331
8/31/2020	$10,239	$10,590	$10,757	$12,273
9/30/2020	$10,243	$10,594	$10,765	$12,275
10/31/2020	$10,237	$10,590	$10,756	$12,239
11/30/2020	$10,262	$10,597	$10,770	$12,423
12/31/2020	$10,265	$10,602	$10,779	$12,499
1/31/2021	$10,279	$10,611	$10,797	$12,579
2/28/2021	$10,271	$10,609	$10,793	$12,379
3/31/2021	$10,274	$10,613	$10,801	$12,455
4/30/2021	$10,277	$10,616	$10,809	$12,560
5/31/2021	$10,279	$10,618	$10,813	$12,597
6/30/2021	$10,281	$10,618	$10,812	$12,632
7/31/2021	$10,294	$10,625	$10,826	$12,736
8/31/2021	$10,284	$10,624	$10,824	$12,690
9/30/2021	$10,275	$10,618	$10,813	$12,598
10/31/2021	$10,266	$10,617	$10,810	$12,561
11/30/2021	$10,267	$10,619	$10,813	$12,668
12/31/2021	$10,268	$10,618	$10,812	$12,689
1/31/2022	$10,216	$10,583	$10,741	$12,341
2/28/2022	$10,197	$10,576	$10,727	$12,297
3/31/2022	$10,146	$10,533	$10,638	$11,898
4/30/2022	$10,107	$10,512	$10,595	$11,569
5/31/2022	$10,144	$10,554	$10,676	$11,741
6/30/2022	$10,139	$10,558	$10,679	$11,549
7/31/2022	$10,178	$10,591	$10,736	$11,854
8/31/2022	$10,144	$10,557	$10,651	$11,594
9/30/2022	$10,089	$10,520	$10,560	$11,149
10/31/2022	$10,100	$10,539	$10,573	$11,057
11/30/2022	$10,176	$10,613	$10,695	$11,574
12/31/2022	$10,188	$10,626	$10,690	$11,607
1/31/2023	$10,244	$10,687	$10,780	$11,940
2/28/2023	$10,215	$10,658	$10,688	$11,670
3/31/2023	$10,282	$10,734	$10,803	$11,929
4/30/2023	$10,274	$10,737	$10,772	$11,902
5/31/2023	$10,277	$10,751	$10,760	$11,799
6/30/2023	$10,324	$10,797	$10,811	$11,917
7/31/2023	$10,351	$10,829	$10,835	$11,964
8/31/2023	$10,358	$10,857	$10,846	$11,792
9/30/2023	$10,345	$10,855	$10,802	$11,446
10/31/2023	$10,378	$10,893	$10,831	$11,349
11/30/2023	$10,475	$10,993	$10,988	$12,069
12/31/2023	$10,530	$11,048	$11,052	$12,350
1/31/2024	$10,551	$11,058	$11,049	$12,287
2/29/2024	$10,573	$11,078	$11,066	$12,303
3/31/2024	$10,594	$11,093	$11,065	$12,302
4/30/2024	$10,605	$11,110	$11,066	$12,150
5/31/2024	$10,637	$11,139	$11,093	$12,114
6/30/2024	$10,693	$11,186	$11,156	$12,300
7/31/2024	$10,750	$11,236	$11,229	$12,412
8/31/2024	$10,797	$11,287	$11,303	$12,510
9/30/2024	$10,833	$11,320	$11,338	$12,633
10/31/2024	$10,824	$11,321	$11,310	$12,449
11/30/2024	$10,872	$11,357	$11,355	$12,664
12/31/2024	$10,874	$11,369	$11,352	$12,480
1/31/2025	$10,921	$11,410	$11,411	$12,542
2/28/2025	$10,958	$11,444	$11,459	$12,667
3/31/2025	$10,973	$11,463	$11,471	$12,452
4/30/2025	$10,978	$11,469	$11,451	$12,352
5/31/2025	$11,015	$11,508	$11,506	$12,360
6/30/2025	$11,065	$11,549	$11,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	3.47	1.61	1.22
Class A with Load	1.41	1.20	1.02
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 823,142,650
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 1,076,322
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.47	1.61	1.22
Class A with Load	1.41	1.20	1.02
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

Material Fund Change [Text Block]
C000092790
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Administrator Class
Trading Symbol		WUSMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Administrator Class	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,013	$10,007	$10,014	$10,072
8/31/2015	$10,017	$10,015	$10,030	$10,092
9/30/2015	$10,021	$10,021	$10,043	$10,165
10/31/2015	$10,035	$10,027	$10,053	$10,206
11/30/2015	$10,028	$10,020	$10,040	$10,246
12/31/2015	$10,033	$10,020	$10,039	$10,318
1/31/2016	$10,046	$10,035	$10,069	$10,441
2/29/2016	$10,040	$10,043	$10,085	$10,458
3/31/2016	$10,033	$10,036	$10,071	$10,491
4/30/2016	$10,048	$10,042	$10,082	$10,568
5/31/2016	$10,052	$10,045	$10,087	$10,597
6/30/2016	$10,068	$10,054	$10,105	$10,765
7/31/2016	$10,072	$10,064	$10,123	$10,772
8/31/2016	$10,076	$10,058	$10,107	$10,786
9/30/2016	$10,060	$10,049	$10,086	$10,733
10/31/2016	$10,066	$10,056	$10,093	$10,620
11/30/2016	$10,018	$10,035	$10,049	$10,224
12/31/2016	$10,013	$10,047	$10,069	$10,344
1/31/2017	$10,029	$10,067	$10,105	$10,412
2/28/2017	$10,036	$10,085	$10,139	$10,484
3/31/2017	$10,041	$10,087	$10,139	$10,507
4/30/2017	$10,058	$10,097	$10,155	$10,583
5/31/2017	$10,075	$10,109	$10,174	$10,751
6/30/2017	$10,071	$10,107	$10,165	$10,713
7/31/2017	$10,088	$10,122	$10,189	$10,799
8/31/2017	$10,104	$10,136	$10,212	$10,882
9/30/2017	$10,100	$10,132	$10,200	$10,826
10/31/2017	$10,106	$10,136	$10,201	$10,853
11/30/2017	$10,102	$10,116	$10,155	$10,795
12/31/2017	$10,110	$10,122	$10,162	$10,907
1/31/2018	$10,108	$10,141	$10,190	$10,779
2/28/2018	$10,116	$10,153	$10,208	$10,747
3/31/2018	$10,125	$10,154	$10,200	$10,787
4/30/2018	$10,125	$10,155	$10,191	$10,748
5/31/2018	$10,145	$10,177	$10,224	$10,871
6/30/2018	$10,166	$10,199	$10,260	$10,880
7/31/2018	$10,186	$10,216	$10,282	$10,907
8/31/2018	$10,185	$10,220	$10,278	$10,935
9/30/2018	$10,186	$10,217	$10,258	$10,864
10/31/2018	$10,186	$10,229	$10,267	$10,797
11/30/2018	$10,209	$10,252	$10,300	$10,917
12/31/2018	$10,232	$10,279	$10,338	$11,047
1/31/2019	$10,254	$10,303	$10,371	$11,131
2/28/2019	$10,266	$10,323	$10,394	$11,190
3/31/2019	$10,289	$10,345	$10,422	$11,367
4/30/2019	$10,302	$10,357	$10,430	$11,410
5/31/2019	$10,325	$10,385	$10,469	$11,567
6/30/2019	$10,338	$10,409	$10,501	$11,610
7/31/2019	$10,361	$10,434	$10,536	$11,704
8/31/2019	$10,373	$10,448	$10,551	$11,888
9/30/2019	$10,374	$10,444	$10,529	$11,793
10/31/2019	$10,385	$10,465	$10,559	$11,814
11/30/2019	$10,396	$10,480	$10,577	$11,844
12/31/2019	$10,407	$10,493	$10,593	$11,880
1/31/2020	$10,439	$10,516	$10,630	$12,093
2/29/2020	$10,449	$10,532	$10,652	$12,249
3/31/2020	$10,398	$10,510	$10,599	$11,805
4/30/2020	$10,390	$10,523	$10,623	$11,657
5/31/2020	$10,442	$10,576	$10,728	$12,028
6/30/2020	$10,461	$10,576	$10,728	$12,126
7/31/2020	$10,478	$10,590	$10,755	$12,331
8/31/2020	$10,483	$10,590	$10,757	$12,273
9/30/2020	$10,487	$10,594	$10,765	$12,275
10/31/2020	$10,492	$10,590	$10,756	$12,239
11/30/2020	$10,507	$10,597	$10,770	$12,423
12/31/2020	$10,510	$10,602	$10,779	$12,499
1/31/2021	$10,524	$10,611	$10,797	$12,579
2/28/2021	$10,516	$10,609	$10,793	$12,379
3/31/2021	$10,518	$10,613	$10,801	$12,455
4/30/2021	$10,521	$10,616	$10,809	$12,560
5/31/2021	$10,524	$10,618	$10,813	$12,597
6/30/2021	$10,526	$10,618	$10,812	$12,632
7/31/2021	$10,539	$10,625	$10,826	$12,736
8/31/2021	$10,529	$10,624	$10,824	$12,690
9/30/2021	$10,520	$10,618	$10,813	$12,598
10/31/2021	$10,510	$10,617	$10,810	$12,561
11/30/2021	$10,522	$10,619	$10,813	$12,668
12/31/2021	$10,513	$10,618	$10,812	$12,689
1/31/2022	$10,459	$10,583	$10,741	$12,341
2/28/2022	$10,439	$10,576	$10,727	$12,297
3/31/2022	$10,387	$10,533	$10,638	$11,898
4/30/2022	$10,347	$10,512	$10,595	$11,569
5/31/2022	$10,385	$10,554	$10,676	$11,741
6/30/2022	$10,380	$10,558	$10,679	$11,549
7/31/2022	$10,431	$10,591	$10,736	$11,854
8/31/2022	$10,385	$10,557	$10,651	$11,594
9/30/2022	$10,328	$10,520	$10,560	$11,149
10/31/2022	$10,340	$10,539	$10,573	$11,057
11/30/2022	$10,418	$10,613	$10,695	$11,574
12/31/2022	$10,430	$10,626	$10,690	$11,607
1/31/2023	$10,499	$10,687	$10,780	$11,940
2/28/2023	$10,458	$10,658	$10,688	$11,670
3/31/2023	$10,527	$10,734	$10,803	$11,929
4/30/2023	$10,518	$10,737	$10,772	$11,902
5/31/2023	$10,532	$10,751	$10,760	$11,799
6/30/2023	$10,570	$10,797	$10,811	$11,917
7/31/2023	$10,597	$10,829	$10,835	$11,964
8/31/2023	$10,604	$10,857	$10,846	$11,792
9/30/2023	$10,591	$10,855	$10,802	$11,446
10/31/2023	$10,624	$10,893	$10,831	$11,349
11/30/2023	$10,724	$10,993	$10,988	$12,069
12/31/2023	$10,780	$11,048	$11,052	$12,350
1/31/2024	$10,802	$11,058	$11,049	$12,287
2/29/2024	$10,824	$11,078	$11,066	$12,303
3/31/2024	$10,846	$11,093	$11,065	$12,302
4/30/2024	$10,868	$11,110	$11,066	$12,150
5/31/2024	$10,890	$11,139	$11,093	$12,114
6/30/2024	$10,947	$11,186	$11,156	$12,300
7/31/2024	$11,005	$11,236	$11,229	$12,412
8/31/2024	$11,053	$11,287	$11,303	$12,510
9/30/2024	$11,090	$11,320	$11,338	$12,633
10/31/2024	$11,093	$11,321	$11,310	$12,449
11/30/2024	$11,130	$11,357	$11,355	$12,664
12/31/2024	$11,133	$11,369	$11,352	$12,480
1/31/2025	$11,181	$11,410	$11,411	$12,542
2/28/2025	$11,218	$11,444	$11,459	$12,667
3/31/2025	$11,232	$11,463	$11,471	$12,452
4/30/2025	$11,238	$11,469	$11,451	$12,352
5/31/2025	$11,287	$11,508	$11,506	$12,360
6/30/2025	$11,326	$11,549	$11,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrator Class	3.46	1.60	1.25
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 823,142,650
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 1,076,322
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.46	1.60	1.25
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000220296
Shareholder Report [Line Items]
Fund Name		Ultra Short-Term Municipal Income Fund
Class Name		Class A2
Trading Symbol		WFUNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A2	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,013	$10,007	$10,014	$10,072
8/31/2015	$10,016	$10,015	$10,030	$10,092
9/30/2015	$10,019	$10,021	$10,043	$10,165
10/31/2015	$10,032	$10,027	$10,053	$10,206
11/30/2015	$10,025	$10,020	$10,040	$10,246
12/31/2015	$10,029	$10,020	$10,039	$10,318
1/31/2016	$10,042	$10,035	$10,069	$10,441
2/29/2016	$10,035	$10,043	$10,085	$10,458
3/31/2016	$10,027	$10,036	$10,071	$10,491
4/30/2016	$10,042	$10,042	$10,082	$10,568
5/31/2016	$10,046	$10,045	$10,087	$10,597
6/30/2016	$10,060	$10,054	$10,105	$10,765
7/31/2016	$10,064	$10,064	$10,123	$10,772
8/31/2016	$10,068	$10,058	$10,107	$10,786
9/30/2016	$10,052	$10,049	$10,086	$10,733
10/31/2016	$10,056	$10,056	$10,093	$10,620
11/30/2016	$10,008	$10,035	$10,049	$10,224
12/31/2016	$10,003	$10,047	$10,069	$10,344
1/31/2017	$10,018	$10,067	$10,105	$10,412
2/28/2017	$10,024	$10,085	$10,139	$10,484
3/31/2017	$10,029	$10,087	$10,139	$10,507
4/30/2017	$10,045	$10,097	$10,155	$10,583
5/31/2017	$10,061	$10,109	$10,174	$10,751
6/30/2017	$10,056	$10,107	$10,165	$10,713
7/31/2017	$10,073	$10,122	$10,189	$10,799
8/31/2017	$10,089	$10,136	$10,212	$10,882
9/30/2017	$10,094	$10,132	$10,200	$10,826
10/31/2017	$10,100	$10,136	$10,201	$10,853
11/30/2017	$10,085	$10,116	$10,155	$10,795
12/31/2017	$10,092	$10,122	$10,162	$10,907
1/31/2018	$10,100	$10,141	$10,190	$10,779
2/28/2018	$10,097	$10,153	$10,208	$10,747
3/31/2018	$10,105	$10,154	$10,200	$10,787
4/30/2018	$10,105	$10,155	$10,191	$10,748
5/31/2018	$10,125	$10,177	$10,224	$10,871
6/30/2018	$10,145	$10,199	$10,260	$10,880
7/31/2018	$10,153	$10,216	$10,282	$10,907
8/31/2018	$10,163	$10,220	$10,278	$10,935
9/30/2018	$10,163	$10,217	$10,258	$10,864
10/31/2018	$10,163	$10,229	$10,267	$10,797
11/30/2018	$10,185	$10,252	$10,300	$10,917
12/31/2018	$10,207	$10,279	$10,338	$11,047
1/31/2019	$10,229	$10,303	$10,371	$11,131
2/28/2019	$10,240	$10,323	$10,394	$11,190
3/31/2019	$10,263	$10,345	$10,422	$11,367
4/30/2019	$10,275	$10,357	$10,430	$11,410
5/31/2019	$10,297	$10,385	$10,469	$11,567
6/30/2019	$10,310	$10,409	$10,501	$11,610
7/31/2019	$10,332	$10,434	$10,536	$11,704
8/31/2019	$10,343	$10,448	$10,551	$11,888
9/30/2019	$10,343	$10,444	$10,529	$11,793
10/31/2019	$10,354	$10,465	$10,559	$11,814
11/30/2019	$10,365	$10,480	$10,577	$11,844
12/31/2019	$10,375	$10,493	$10,593	$11,880
1/31/2020	$10,406	$10,516	$10,630	$12,093
2/29/2020	$10,415	$10,532	$10,652	$12,249
3/31/2020	$10,364	$10,510	$10,599	$11,805
4/30/2020	$10,344	$10,523	$10,623	$11,657
5/31/2020	$10,406	$10,576	$10,728	$12,028
6/30/2020	$10,425	$10,576	$10,728	$12,126
7/31/2020	$10,442	$10,590	$10,755	$12,331
8/31/2020	$10,447	$10,590	$10,757	$12,273
9/30/2020	$10,451	$10,594	$10,765	$12,275
10/31/2020	$10,455	$10,590	$10,756	$12,239
11/30/2020	$10,470	$10,597	$10,770	$12,423
12/31/2020	$10,474	$10,602	$10,779	$12,499
1/31/2021	$10,487	$10,611	$10,797	$12,579
2/28/2021	$10,479	$10,609	$10,793	$12,379
3/31/2021	$10,482	$10,613	$10,801	$12,455
4/30/2021	$10,485	$10,616	$10,809	$12,560
5/31/2021	$10,487	$10,618	$10,813	$12,597
6/30/2021	$10,490	$10,618	$10,812	$12,632
7/31/2021	$10,502	$10,625	$10,826	$12,736
8/31/2021	$10,493	$10,624	$10,824	$12,690
9/30/2021	$10,483	$10,618	$10,813	$12,598
10/31/2021	$10,474	$10,617	$10,810	$12,561
11/30/2021	$10,475	$10,619	$10,813	$12,668
12/31/2021	$10,476	$10,618	$10,812	$12,689
1/31/2022	$10,422	$10,583	$10,741	$12,341
2/28/2022	$10,403	$10,576	$10,727	$12,297
3/31/2022	$10,351	$10,533	$10,638	$11,898
4/30/2022	$10,312	$10,512	$10,595	$11,569
5/31/2022	$10,351	$10,554	$10,676	$11,741
6/30/2022	$10,347	$10,558	$10,679	$11,549
7/31/2022	$10,387	$10,591	$10,736	$11,854
8/31/2022	$10,353	$10,557	$10,651	$11,594
9/30/2022	$10,298	$10,520	$10,560	$11,149
10/31/2022	$10,310	$10,539	$10,573	$11,057
11/30/2022	$10,389	$10,613	$10,695	$11,574
12/31/2022	$10,402	$10,626	$10,690	$11,607
1/31/2023	$10,460	$10,687	$10,780	$11,940
2/28/2023	$10,420	$10,658	$10,688	$11,670
3/31/2023	$10,501	$10,734	$10,803	$11,929
4/30/2023	$10,493	$10,737	$10,772	$11,902
5/31/2023	$10,497	$10,751	$10,760	$11,799
6/30/2023	$10,546	$10,797	$10,811	$11,917
7/31/2023	$10,575	$10,829	$10,835	$11,964
8/31/2023	$10,583	$10,857	$10,846	$11,792
9/30/2023	$10,570	$10,855	$10,802	$11,446
10/31/2023	$10,604	$10,893	$10,831	$11,349
11/30/2023	$10,705	$10,993	$10,988	$12,069
12/31/2023	$10,762	$11,048	$11,052	$12,350
1/31/2024	$10,784	$11,058	$11,049	$12,287
2/29/2024	$10,807	$11,078	$11,066	$12,303
3/31/2024	$10,830	$11,093	$11,065	$12,302
4/30/2024	$10,841	$11,110	$11,066	$12,150
5/31/2024	$10,876	$11,139	$11,093	$12,114
6/30/2024	$10,934	$11,186	$11,156	$12,300
7/31/2024	$10,993	$11,236	$11,229	$12,412
8/31/2024	$11,042	$11,287	$11,303	$12,510
9/30/2024	$11,080	$11,320	$11,338	$12,633
10/31/2024	$11,083	$11,321	$11,310	$12,449
11/30/2024	$11,121	$11,357	$11,355	$12,664
12/31/2024	$11,125	$11,369	$11,352	$12,480
1/31/2025	$11,174	$11,410	$11,411	$12,542
2/28/2025	$11,212	$11,444	$11,459	$12,667
3/31/2025	$11,227	$11,463	$11,471	$12,452
4/30/2025	$11,233	$11,469	$11,451	$12,352
5/31/2025	$11,272	$11,508	$11,506	$12,360
6/30/2025	$11,323	$11,549	$11,566	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.56	1.67	1.25
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 823,142,650
Holdings Count | Holding		368
Advisory Fees Paid, Amount		$ 1,076,322
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.56	1.67	1.25
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

Material Fund Change [Text Block]
C000176498
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		WWTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.52%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, sector and security selection as well as duration positioning were the main drivers of Fund performance. There were no notable detractors from performance for the year.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,055	$10,067	$10,072
8/31/2015	$10,055	$10,091	$10,092
9/30/2015	$10,122	$10,167	$10,165
10/31/2015	$10,171	$10,208	$10,206
11/30/2015	$10,201	$10,223	$10,246
12/31/2015	$10,261	$10,277	$10,318
1/31/2016	$10,345	$10,393	$10,441
2/29/2016	$10,356	$10,420	$10,458
3/31/2016	$10,365	$10,440	$10,491
4/30/2016	$10,422	$10,497	$10,568
5/31/2016	$10,431	$10,520	$10,597
6/30/2016	$10,545	$10,675	$10,765
7/31/2016	$10,525	$10,686	$10,772
8/31/2016	$10,554	$10,709	$10,786
9/30/2016	$10,526	$10,644	$10,733
10/31/2016	$10,460	$10,550	$10,620
11/30/2016	$10,177	$10,170	$10,224
12/31/2016	$10,238	$10,282	$10,344
1/31/2017	$10,242	$10,368	$10,412
2/28/2017	$10,315	$10,440	$10,484
3/31/2017	$10,339	$10,460	$10,507
4/30/2017	$10,402	$10,532	$10,583
5/31/2017	$10,531	$10,674	$10,751
6/30/2017	$10,506	$10,639	$10,713
7/31/2017	$10,578	$10,719	$10,799
8/31/2017	$10,671	$10,781	$10,882
9/30/2017	$10,637	$10,723	$10,826
10/31/2017	$10,651	$10,748	$10,853
11/30/2017	$10,625	$10,675	$10,795
12/31/2017	$10,698	$10,776	$10,907
1/31/2018	$10,604	$10,660	$10,779
2/28/2018	$10,571	$10,628	$10,747
3/31/2018	$10,615	$10,659	$10,787
4/30/2018	$10,591	$10,626	$10,748
5/31/2018	$10,696	$10,735	$10,871
6/30/2018	$10,711	$10,748	$10,880
7/31/2018	$10,736	$10,778	$10,907
8/31/2018	$10,752	$10,803	$10,935
9/30/2018	$10,707	$10,730	$10,864
10/31/2018	$10,653	$10,676	$10,797
11/30/2018	$10,760	$10,782	$10,917
12/31/2018	$10,876	$10,919	$11,047
1/31/2019	$10,953	$11,003	$11,131
2/28/2019	$11,000	$11,054	$11,190
3/31/2019	$11,127	$11,197	$11,367
4/30/2019	$11,164	$11,223	$11,410
5/31/2019	$11,281	$11,362	$11,567
6/30/2019	$11,327	$11,411	$11,610
7/31/2019	$11,404	$11,495	$11,704
8/31/2019	$11,531	$11,624	$11,888
9/30/2019	$11,484	$11,543	$11,793
10/31/2019	$11,498	$11,577	$11,814
11/30/2019	$11,521	$11,603	$11,844
12/31/2019	$11,549	$11,641	$11,880
1/31/2020	$11,685	$11,806	$12,093
2/29/2020	$11,790	$11,925	$12,249
3/31/2020	$11,543	$11,626	$11,805
4/30/2020	$11,420	$11,518	$11,657
5/31/2020	$11,651	$11,879	$12,028
6/30/2020	$11,693	$11,930	$12,126
7/31/2020	$11,819	$12,077	$12,331
8/31/2020	$11,799	$12,048	$12,273
9/30/2020	$11,799	$12,067	$12,275
10/31/2020	$11,788	$12,027	$12,239
11/30/2020	$11,926	$12,157	$12,423
12/31/2020	$11,978	$12,202	$12,499
1/31/2021	$12,019	$12,274	$12,579
2/28/2021	$11,912	$12,112	$12,379
3/31/2021	$11,974	$12,179	$12,455
4/30/2021	$12,036	$12,251	$12,560
5/31/2021	$12,077	$12,281	$12,597
6/30/2021	$12,106	$12,315	$12,632
7/31/2021	$12,189	$12,404	$12,736
8/31/2021	$12,175	$12,372	$12,690
9/30/2021	$12,108	$12,305	$12,598
10/31/2021	$12,083	$12,268	$12,561
11/30/2021	$12,156	$12,346	$12,668
12/31/2021	$12,165	$12,365	$12,689
1/31/2022	$11,934	$12,067	$12,341
2/28/2022	$11,889	$12,041	$12,297
3/31/2022	$11,626	$11,690	$11,898
4/30/2022	$11,353	$11,374	$11,569
5/31/2022	$11,461	$11,512	$11,741
6/30/2022	$11,286	$11,319	$11,549
7/31/2022	$11,537	$11,601	$11,854
8/31/2022	$11,296	$11,335	$11,594
9/30/2022	$10,912	$10,886	$11,149
10/31/2022	$10,836	$10,803	$11,057
11/30/2022	$11,291	$11,269	$11,574
12/31/2022	$11,293	$11,317	$11,607
1/31/2023	$11,573	$11,620	$11,940
2/28/2023	$11,332	$11,350	$11,670
3/31/2023	$11,536	$11,595	$11,929
4/30/2023	$11,518	$11,541	$11,902
5/31/2023	$11,432	$11,449	$11,799
6/30/2023	$11,526	$11,586	$11,917
7/31/2023	$11,541	$11,649	$11,964
8/31/2023	$11,398	$11,466	$11,792
9/30/2023	$11,109	$11,114	$11,446
10/31/2023	$10,978	$11,005	$11,349
11/30/2023	$11,652	$11,728	$12,069
12/31/2023	$11,917	$12,015	$12,350
1/31/2024	$11,898	$11,948	$12,287
2/29/2024	$11,892	$11,973	$12,303
3/31/2024	$11,896	$11,978	$12,302
4/30/2024	$11,764	$11,828	$12,150
5/31/2024	$11,713	$11,797	$12,114
6/30/2024	$11,960	$12,002	$12,300
7/31/2024	$12,070	$12,115	$12,412
8/31/2024	$12,182	$12,225	$12,510
9/30/2024	$12,305	$12,326	$12,633
10/31/2024	$12,137	$12,149	$12,449
11/30/2024	$12,318	$12,367	$12,664
12/31/2024	$12,172	$12,180	$12,480
1/31/2025	$12,226	$12,251	$12,542
2/28/2025	$12,351	$12,359	$12,667
3/31/2025	$12,169	$12,184	$12,452
4/30/2025	$12,106	$12,095	$12,352
5/31/2025	$12,079	$12,111	$12,360
6/30/2025	$12,194	$12,179	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	1.95	0.84	2.00
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 130,749,275
Holdings Count | Holding		158
Advisory Fees Paid, Amount		$ 390,296
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	1.95	0.84	2.00
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.8
AA/Aa	28.0
A/A	39.3
BBB/Baa	26.7
B/B	0.2
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.9
1-3 years	16.1
3-5 years	6.2
5-10 years	16.9
10-20 years	30.4
20-30 years	20.5
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.6
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.2
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.0
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11‑1‑2058	1.8
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.7
Guam Government Waterworks Authority, 5.00%, 1‑1‑2046	1.7
Wisconsin HEFA Medical College of Wisconsin, Inc., 5.00%, 12‑1‑2041	1.6

Material Fund Change [Text Block]
C000020285
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Class C
Trading Symbol		WWTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$146	1.45%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, sector and security selection as well as duration positioning were the main drivers of Fund performance. There were no notable detractors from performance for the year.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,049	$10,067	$10,072
8/31/2015	$10,042	$10,091	$10,092
9/30/2015	$10,103	$10,167	$10,165
10/31/2015	$10,146	$10,208	$10,206
11/30/2015	$10,169	$10,223	$10,246
12/31/2015	$10,222	$10,277	$10,318
1/31/2016	$10,300	$10,393	$10,441
2/29/2016	$10,304	$10,420	$10,458
3/31/2016	$10,307	$10,440	$10,491
4/30/2016	$10,357	$10,497	$10,568
5/31/2016	$10,360	$10,520	$10,597
6/30/2016	$10,466	$10,675	$10,765
7/31/2016	$10,440	$10,686	$10,772
8/31/2016	$10,462	$10,709	$10,786
9/30/2016	$10,418	$10,644	$10,733
10/31/2016	$10,356	$10,550	$10,620
11/30/2016	$10,068	$10,170	$10,224
12/31/2016	$10,120	$10,282	$10,344
1/31/2017	$10,116	$10,368	$10,412
2/28/2017	$10,181	$10,440	$10,484
3/31/2017	$10,197	$10,460	$10,507
4/30/2017	$10,251	$10,532	$10,583
5/31/2017	$10,371	$10,674	$10,751
6/30/2017	$10,338	$10,639	$10,713
7/31/2017	$10,401	$10,719	$10,799
8/31/2017	$10,483	$10,781	$10,882
9/30/2017	$10,442	$10,723	$10,826
10/31/2017	$10,447	$10,748	$10,853
11/30/2017	$10,414	$10,675	$10,795
12/31/2017	$10,477	$10,776	$10,907
1/31/2018	$10,377	$10,660	$10,779
2/28/2018	$10,337	$10,628	$10,747
3/31/2018	$10,372	$10,659	$10,787
4/30/2018	$10,341	$10,626	$10,748
5/31/2018	$10,435	$10,735	$10,871
6/30/2018	$10,442	$10,748	$10,880
7/31/2018	$10,458	$10,778	$10,907
8/31/2018	$10,465	$10,803	$10,935
9/30/2018	$10,404	$10,730	$10,864
10/31/2018	$10,353	$10,676	$10,797
11/30/2018	$10,449	$10,782	$10,917
12/31/2018	$10,554	$10,919	$11,047
1/31/2019	$10,619	$11,003	$11,131
2/28/2019	$10,657	$11,054	$11,190
3/31/2019	$10,772	$11,197	$11,367
4/30/2019	$10,799	$11,223	$11,410
5/31/2019	$10,904	$11,362	$11,567
6/30/2019	$10,941	$11,411	$11,610
7/31/2019	$11,006	$11,495	$11,704
8/31/2019	$11,120	$11,624	$11,888
9/30/2019	$11,066	$11,543	$11,793
10/31/2019	$11,071	$11,577	$11,814
11/30/2019	$11,085	$11,603	$11,844
12/31/2019	$11,103	$11,641	$11,880
1/31/2020	$11,225	$11,806	$12,093
2/29/2020	$11,317	$11,925	$12,249
3/31/2020	$11,062	$11,626	$11,805
4/30/2020	$10,945	$11,518	$11,657
5/31/2020	$11,147	$11,879	$12,028
6/30/2020	$11,189	$11,930	$12,126
7/31/2020	$11,302	$12,077	$12,331
8/31/2020	$11,273	$12,048	$12,273
9/30/2020	$11,265	$12,067	$12,275
10/31/2020	$11,245	$12,027	$12,239
11/30/2020	$11,368	$12,157	$12,423
12/31/2020	$11,408	$12,202	$12,499
1/31/2021	$11,438	$12,274	$12,579
2/28/2021	$11,329	$12,112	$12,379
3/31/2021	$11,369	$12,179	$12,455
4/30/2021	$11,429	$12,251	$12,560
5/31/2021	$11,458	$12,281	$12,597
6/30/2021	$11,478	$12,315	$12,632
7/31/2021	$11,547	$12,404	$12,736
8/31/2021	$11,525	$12,372	$12,690
9/30/2021	$11,453	$12,305	$12,598
10/31/2021	$11,420	$12,268	$12,561
11/30/2021	$11,480	$12,346	$12,668
12/31/2021	$11,479	$12,365	$12,689
1/31/2022	$11,252	$12,067	$12,341
2/28/2022	$11,202	$12,041	$12,297
3/31/2022	$10,946	$11,690	$11,898
4/30/2022	$10,680	$11,374	$11,569
5/31/2022	$10,773	$11,512	$11,741
6/30/2022	$10,601	$11,319	$11,549
7/31/2022	$10,828	$11,601	$11,854
8/31/2022	$10,583	$11,335	$11,594
9/30/2022	$10,225	$10,886	$11,149
10/31/2022	$10,146	$10,803	$11,057
11/30/2022	$10,553	$11,269	$11,574
12/31/2022	$10,558	$11,317	$11,607
1/31/2023	$10,811	$11,620	$11,940
2/28/2023	$10,578	$11,350	$11,670
3/31/2023	$10,760	$11,595	$11,929
4/30/2023	$10,735	$11,541	$11,902
5/31/2023	$10,646	$11,449	$11,799
6/30/2023	$10,725	$11,586	$11,917
7/31/2023	$10,738	$11,649	$11,964
8/31/2023	$10,603	$11,466	$11,792
9/30/2023	$10,333	$11,114	$11,446
10/31/2023	$10,209	$11,005	$11,349
11/30/2023	$10,834	$11,728	$12,069
12/31/2023	$11,080	$12,015	$12,350
1/31/2024	$11,060	$11,948	$12,287
2/29/2024	$11,053	$11,973	$12,303
3/31/2024	$11,055	$11,978	$12,302
4/30/2024	$10,931	$11,828	$12,150
5/31/2024	$10,881	$11,797	$12,114
6/30/2024	$11,110	$12,002	$12,300
7/31/2024	$11,200	$12,115	$12,412
8/31/2024	$11,312	$12,225	$12,510
9/30/2024	$11,424	$12,326	$12,633
10/31/2024	$11,267	$12,149	$12,449
11/30/2024	$11,433	$12,367	$12,664
12/31/2024	$11,296	$12,180	$12,480
1/31/2025	$11,344	$12,251	$12,542
2/28/2025	$11,459	$12,359	$12,667
3/31/2025	$11,289	$12,184	$12,452
4/30/2025	$11,229	$12,095	$12,352
5/31/2025	$11,203	$12,111	$12,360
6/30/2025	$11,308	$12,179	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	1.01	(0.11)	1.24
Class C with Load	0.01	(0.11)	1.24
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Material Change Date	Jul. 01, 2024
AssetsNet		$ 130,749,275
Holdings Count | Holding		158
Advisory Fees Paid, Amount		$ 390,296
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.01	(0.11)	1.24
Class C with Load	0.01	(0.11)	1.24
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.8
AA/Aa	28.0
A/A	39.3
BBB/Baa	26.7
B/B	0.2
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.9
1-3 years	16.1
3-5 years	6.2
5-10 years	16.9
10-20 years	30.4
20-30 years	20.5
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.6
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.2
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.0
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11‑1‑2058	1.8
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.7
Guam Government Waterworks Authority, 5.00%, 1‑1‑2046	1.7
Wisconsin HEFA Medical College of Wisconsin, Inc., 5.00%, 12‑1‑2041	1.6

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since July 1, 2024.
C000064975
Shareholder Report [Line Items]
Fund Name		Wisconsin Tax-Free Fund
Class Name		Class A
Trading Symbol		WWTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$69	0.68%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, sector and security selection as well as duration positioning were the main drivers of Fund performance. There were no notable detractors from performance for the year.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,550	$10,000	$10,000
7/31/2015	$9,603	$10,067	$10,072
8/31/2015	$9,603	$10,091	$10,092
9/30/2015	$9,667	$10,167	$10,165
10/31/2015	$9,714	$10,208	$10,206
11/30/2015	$9,742	$10,223	$10,246
12/31/2015	$9,799	$10,277	$10,318
1/31/2016	$9,880	$10,393	$10,441
2/29/2016	$9,890	$10,420	$10,458
3/31/2016	$9,899	$10,440	$10,491
4/30/2016	$9,953	$10,497	$10,568
5/31/2016	$9,962	$10,520	$10,597
6/30/2016	$10,070	$10,675	$10,765
7/31/2016	$10,052	$10,686	$10,772
8/31/2016	$10,079	$10,709	$10,786
9/30/2016	$10,053	$10,644	$10,733
10/31/2016	$9,990	$10,550	$10,620
11/30/2016	$9,718	$10,170	$10,224
12/31/2016	$9,775	$10,282	$10,344
1/31/2017	$9,777	$10,368	$10,412
2/28/2017	$9,845	$10,440	$10,484
3/31/2017	$9,867	$10,460	$10,507
4/30/2017	$9,925	$10,532	$10,583
5/31/2017	$10,047	$10,674	$10,751
6/30/2017	$10,022	$10,639	$10,713
7/31/2017	$10,089	$10,719	$10,799
8/31/2017	$10,175	$10,781	$10,882
9/30/2017	$10,142	$10,723	$10,826
10/31/2017	$10,153	$10,748	$10,853
11/30/2017	$10,127	$10,675	$10,795
12/31/2017	$10,195	$10,776	$10,907
1/31/2018	$10,104	$10,660	$10,779
2/28/2018	$10,071	$10,628	$10,747
3/31/2018	$10,112	$10,659	$10,787
4/30/2018	$10,088	$10,626	$10,748
5/31/2018	$10,186	$10,735	$10,871
6/30/2018	$10,199	$10,748	$10,880
7/31/2018	$10,221	$10,778	$10,907
8/31/2018	$10,234	$10,803	$10,935
9/30/2018	$10,181	$10,730	$10,864
10/31/2018	$10,137	$10,676	$10,797
11/30/2018	$10,238	$10,782	$10,917
12/31/2018	$10,347	$10,919	$11,047
1/31/2019	$10,418	$11,003	$11,131
2/28/2019	$10,461	$11,054	$11,190
3/31/2019	$10,581	$11,197	$11,367
4/30/2019	$10,614	$11,223	$11,410
5/31/2019	$10,723	$11,362	$11,567
6/30/2019	$10,766	$11,411	$11,610
7/31/2019	$10,837	$11,495	$11,704
8/31/2019	$10,956	$11,624	$11,888
9/30/2019	$10,910	$11,543	$11,793
10/31/2019	$10,921	$11,577	$11,814
11/30/2019	$10,942	$11,603	$11,844
12/31/2019	$10,967	$11,641	$11,880
1/31/2020	$11,095	$11,806	$12,093
2/29/2020	$11,192	$11,925	$12,249
3/31/2020	$10,947	$11,626	$11,805
4/30/2020	$10,837	$11,518	$11,657
5/31/2020	$11,045	$11,879	$12,028
6/30/2020	$11,094	$11,930	$12,126
7/31/2020	$11,212	$12,077	$12,331
8/31/2020	$11,191	$12,048	$12,273
9/30/2020	$11,190	$12,067	$12,275
10/31/2020	$11,178	$12,027	$12,239
11/30/2020	$11,307	$12,157	$12,423
12/31/2020	$11,355	$12,202	$12,499
1/31/2021	$11,392	$12,274	$12,579
2/28/2021	$11,290	$12,112	$12,379
3/31/2021	$11,337	$12,179	$12,455
4/30/2021	$11,404	$12,251	$12,560
5/31/2021	$11,441	$12,281	$12,597
6/30/2021	$11,467	$12,315	$12,632
7/31/2021	$11,544	$12,404	$12,736
8/31/2021	$11,529	$12,372	$12,690
9/30/2021	$11,464	$12,305	$12,598
10/31/2021	$11,439	$12,268	$12,561
11/30/2021	$11,506	$12,346	$12,668
12/31/2021	$11,513	$12,365	$12,689
1/31/2022	$11,292	$12,067	$12,341
2/28/2022	$11,249	$12,041	$12,297
3/31/2022	$10,999	$11,690	$11,898
4/30/2022	$10,738	$11,374	$11,569
5/31/2022	$10,839	$11,512	$11,741
6/30/2022	$10,672	$11,319	$11,549
7/31/2022	$10,908	$11,601	$11,854
8/31/2022	$10,668	$11,335	$11,594
9/30/2022	$10,314	$10,886	$11,149
10/31/2022	$10,241	$10,803	$11,057
11/30/2022	$10,669	$11,269	$11,574
12/31/2022	$10,670	$11,317	$11,607
1/31/2023	$10,933	$11,620	$11,940
2/28/2023	$10,704	$11,350	$11,670
3/31/2023	$10,895	$11,595	$11,929
4/30/2023	$10,876	$11,541	$11,902
5/31/2023	$10,793	$11,449	$11,799
6/30/2023	$10,880	$11,586	$11,917
7/31/2023	$10,893	$11,649	$11,964
8/31/2023	$10,756	$11,466	$11,792
9/30/2023	$10,482	$11,114	$11,446
10/31/2023	$10,357	$11,005	$11,349
11/30/2023	$10,991	$11,728	$12,069
12/31/2023	$11,240	$12,015	$12,350
1/31/2024	$11,220	$11,948	$12,287
2/29/2024	$11,212	$11,973	$12,303
3/31/2024	$11,215	$11,978	$12,302
4/30/2024	$11,088	$11,828	$12,150
5/31/2024	$11,038	$11,797	$12,114
6/30/2024	$11,270	$12,002	$12,300
7/31/2024	$11,361	$12,115	$12,412
8/31/2024	$11,475	$12,225	$12,510
9/30/2024	$11,589	$12,326	$12,633
10/31/2024	$11,429	$12,149	$12,449
11/30/2024	$11,598	$12,367	$12,664
12/31/2024	$11,459	$12,180	$12,480
1/31/2025	$11,508	$12,251	$12,542
2/28/2025	$11,624	$12,359	$12,667
3/31/2025	$11,452	$12,184	$12,452
4/30/2025	$11,391	$12,095	$12,352
5/31/2025	$11,364	$12,111	$12,360
6/30/2025	$11,472	$12,179	$12,437

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	1.79	0.67	1.85
Class A with Load	(2.82)	(0.24)	1.38
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

AssetsNet		$ 130,749,275
Holdings Count | Holding		158
Advisory Fees Paid, Amount		$ 390,296
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	1.79	0.67	1.85
Class A with Load	(2.82)	(0.24)	1.38
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.8
AA/Aa	28.0
A/A	39.3
BBB/Baa	26.7
B/B	0.2
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.9
1-3 years	16.1
3-5 years	6.2
5-10 years	16.9
10-20 years	30.4
20-30 years	20.5
30+ years	1.0

Credit Ratings Selection [Text Block]		The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.6
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.2
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.0
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11‑1‑2058	1.8
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.7
Guam Government Waterworks Authority, 5.00%, 1‑1‑2046	1.7
Wisconsin HEFA Medical College of Wisconsin, Inc., 5.00%, 12‑1‑2041	1.6

Material Fund Change [Text Block]